UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
February 28, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Multi-Manager Total Return Bond Strategies Fund
Institutional Class / CTRZX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Multi-Manager Total Return Bond Strategies Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 24	0.48% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 13,444,148,810
Total number of portfolio holdings	3,839
Portfolio turnover for the reporting period	113%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.6%
Foreign Exchange Risk	0.4%
Interest Rate Risk	30.7%
Short
Interest Rate Risk	5.4%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
|
Multi-Manager Total Return Bond Strategies Fund | Institutional Class

|

SSR101_08_(04/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Multi-Manager Total Return Bond Strategies Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager Total Return Bond Strategies Fund | 2025

Portfolio of Investments
February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 13.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AB BSL CLO 4 Ltd.(a),(b)
Series 2023-4A Class A
3-month Term SOFR + 2.000% Floor 2.000% 04/20/2036	6.293%	2,350,000	2,355,706
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	2,070,000	2,096,292
Series 2023-X1 Class A
11/15/2028	7.110%	43,771	43,808
Series 2024-A Class 1A
02/15/2029	5.610%	4,690,000	4,740,130
Series 2024-A Class A
02/15/2029	5.610%	1,235,000	1,248,201
Series 2024-X2 Class B
12/17/2029	5.330%	6,800,000	6,826,913
Series 2024-X2 Class C
12/17/2029	5.620%	6,300,000	6,334,034
Subordinated Series 2024-A Class 1B
02/15/2029	5.930%	500,000	506,614
Subordinated Series 2024-A Class 1C
02/15/2029	6.160%	500,000	504,865
Affirm Master Trust(a)
Series 2025-1A Class A
02/15/2033	4.990%	5,300,000	5,317,140
AGL CLO 11 Ltd.(a),(b)
Series 2021-11A Class AJ
3-month Term SOFR + 1.612% Floor 1.350% 04/15/2034	5.914%	12,200,000	12,200,329
AGL CLO 12 Ltd.(a),(b)
Series 2021-12A Class C
3-month Term SOFR + 2.112% Floor 1.850% 07/20/2034	6.405%	1,000,000	1,002,665
AIG CLO Ltd.(a),(b)
Series 2021-2A Class A
3-month Term SOFR + 1.432% Floor 1.170% 07/20/2034	5.725%	6,950,000	6,949,958
Allegro CLO X Ltd.(a),(b)
Series 2019-1A Class ARR
3-month Term SOFR + 1.130% Floor 1.130% 04/20/2032	5.423%	6,962,348	6,964,938
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2022-4 Class C
02/15/2029	7.860%	106,586	106,941
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	2,750,000	2,779,423
Subordinated Series 2023-4 Class B
02/14/2028	6.630%	1,695,000	1,703,784
Americredit Automobile Receivables Trust
Subordinated Series 2022-1 Class B
04/19/2027	2.770%	2,175,000	2,157,811
Subordinated Series 2023-1 Class B
03/20/2028	5.570%	3,130,000	3,172,012
AmeriCredit Automobile Receivables Trust
Series 2022-2 Class A3
04/18/2028	4.380%	751,413	750,618
Series 2023-2 Class B
07/18/2029	5.840%	4,505,000	4,618,767
Series 2024-1 Class A3
01/18/2029	5.430%	3,165,000	3,203,675
Subordinated Series 2021-3 Class C
08/18/2027	1.410%	3,080,000	2,991,048
AMMC CLO Ltd.(a),(b)
Series 2022-25A Class A1R
3-month Term SOFR + 1.350% Floor 1.350% 04/15/2035	6.006%	8,670,000	8,683,889
Series 2023-26A Class A1
3-month Term SOFR + 1.950% Floor 1.950% 04/15/2036	6.252%	2,200,000	2,207,220
Series 2024-28 Class A1A
3-month Term SOFR + 1.550% Cap 1.550% 07/20/2037	5.843%	4,670,000	4,706,015
Series 2024-30A Class A1
3-month Term SOFR + 1.680% Floor 1.680% 01/15/2037	5.982%	5,250,000	5,289,291
Anchorage Capital CLO Ltd.(a),(b)
Series 2016-8A Class AR2
3-month Term SOFR + 1.462% Floor 1.200% 10/27/2034	5.762%	11,500,000	11,528,624
Series 2025-17A Class A1R
3-month Term SOFR + 1.230% Floor 1.230% 02/28/2038	4.323%	17,500,000	17,500,000
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XVIII(a),(b)
Series 2018-R2 Class A1R2
3-month Term SOFR + 1.330% Floor 1.330% 01/22/2038	5.696%	19,000,000	19,124,754
Apidos CLO XXIV(a),(b)
Series 2016-24A
3-month Term SOFR + 2.312% Floor 2.050% 10/20/2030	6.605%	2,900,000	2,911,751
Apidos CLO XXXII(a),(b)
Series 2019-32A Class A1R
3-month Term SOFR + 1.100% Floor 1.100% 01/20/2033	5.393%	6,000,000	6,006,768
Apollo Aviation Securitization Equity Trust(a)
Series 2025-1 Class A
02/16/2050	5.943%	2,000,000	2,037,999
Applebee’s Funding LLC/IHOP Funding LLC(a)
Series 2019-1A Class AII
06/07/2049	4.723%	495,000	496,207
Series 2023-1A Class A2
03/05/2053	7.824%	2,750,000	2,843,937
Aqua Finance Trust(a)
Series 2020-AA Class A
07/17/2046	1.900%	214,643	201,547
Series 2021-A Class A
07/17/2046	1.540%	1,057,296	983,624
Ares XXVII CLO Ltd.(a),(b)
Series 2024-2A Class AR3
3-month Term SOFR + 1.150% Floor 1.150% 10/28/2034	5.670%	12,110,000	12,109,988
Atlas Senior Loan Fund XXI Ltd.(a),(b)
Series 2023-21A Class A1
3-month Term SOFR + 2.200% Floor 2.200% 07/20/2035	6.493%	7,500,000	7,528,913
Atlas Senior Loan Fund XXIII Ltd.(a),(b)
3-month Term SOFR + 1.530% Floor 1.530% 07/20/2037	5.823%	25,000,000	25,168,975
Auxilior Term Funding LLC(a)
Series 2023-1A Class A2
12/15/2028	6.180%	787,511	794,919
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2020-2A Class A
02/20/2027	2.020%	1,600,000	1,568,374
Series 2023-3A Class A
02/22/2028	5.440%	8,020,000	8,137,208
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-1A Class A
06/20/2030	5.360%	5,325,000	5,443,041
Subordinated Series 2024-1A Class B
06/20/2030	5.850%	500,000	511,226
Bain Capital CLO Ltd.(a),(b)
Series 2024-1A Class A1
3-month Term SOFR + 1.550% Floor 1.550% 04/16/2037	5.858%	3,750,000	3,776,396
Bain Capital Credit CLO Ltd.(a),(b)
Series 2017-2A Class CR3
3-month Term SOFR + 2.200% Floor 2.200% 07/25/2037	6.500%	7,000,000	7,049,728
Series 2022-4A Class CR
3-month Term SOFR + 2.050% Floor 2.050% 10/16/2037	6.697%	3,250,000	3,249,799
Series 2024-4A Class C
3-month Term SOFR + 1.900% Floor 1.900% 10/23/2037	6.770%	8,050,000	8,077,265
Balboa Bay Loan Funding Ltd.(a),(b)
Series 2024-1A Class A1
3-month Term SOFR + 1.510% Floor 1.510% 07/20/2037	5.803%	14,000,000	14,075,376
Barings CLO Ltd.(a),(b)
Series 2018-4A Class A1R
3-month Term SOFR + 1.150% Floor 1.150% 10/15/2030	5.452%	3,281,846	3,285,128
Benefit Street Partners CLO X Ltd.(a),(b)
Series 2016-10A Class BRR
3-month Term SOFR + 2.412% Floor 2.150% 04/20/2034	6.705%	2,810,000	2,813,934
BHG Securitization Trust(a)
Series 2024-1CON Class A
04/17/2035	5.810%	805,148	816,466
Birch Grove CLO Ltd.(a),(b)
Series 2024-10 Class A
3-month Term SOFR + 1.390% Floor 1.390% 01/22/2038	5.949%	3,250,000	3,262,467
Series 2024-9A Class C
3-month Term SOFR + 2.000% Floor 2.000% 10/22/2037	7.182%	3,150,000	3,146,368
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BlueMountain CLO Ltd.(a),(b)
Series 2018-3A Class BR
3-month Term SOFR + 1.850% Floor 1.850% 10/25/2030	6.150%	8,500,000	8,512,886
Series 2024-3A Class A1R2
3-month Term SOFR + 1.200% Floor 1.200% 11/15/2030	5.261%	4,854,290	4,860,688
BlueMountain CLO XXVIII Ltd.(a),(b)
Series 2021-28A Class C
3-month Term SOFR + 2.262% Floor 2.000% 04/15/2034	6.564%	1,300,000	1,300,797
BlueMountain CLO XXXI Ltd.(a),(b)
Series 2021-31A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 04/19/2034	5.955%	3,600,000	3,605,252
BlueMountain Fuji US CLO II Ltd.(a),(b)
Series 2017-2A Class A1AR
3-month Term SOFR + 1.262% 10/20/2030	5.879%	4,577,662	4,579,951
BMW Vehicle Lease Trust
Series 2023-2 Class A4
02/25/2027	5.980%	4,500,000	4,561,884
Series 2024-2 Class A3
10/25/2027	4.180%	2,665,000	2,655,903
BOF URSA Funding(a)
Series 2024-SN1 Class A3
03/15/2028	5.660%	5,800,000	5,851,324
Bojangles Issuer LLC(a)
Series 2024-1A Class A2
11/20/2054	6.584%	700,000	705,085
Bridgecrest Lending Auto Securitization Trust
Series 2023-1 Class A3
11/15/2027	6.510%	4,302,131	4,323,906
Series 2024-2 Class A3
06/15/2028	5.840%	6,515,000	6,558,259
Series 2024-3 Class B
10/16/2028	5.370%	1,185,000	1,194,159
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A1AR
3-month Term SOFR + 1.362% Floor 1.100% 10/15/2030	5.664%	493,672	494,389
Series 2014-1A Class A1R2
3-month Term SOFR + 1.232% Floor 0.970% 04/17/2031	5.535%	678,617	680,221
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-3RA Class A1A
3-month Term SOFR + 1.312% 07/27/2031	5.612%	6,229,085	6,229,011
Series 2015-4A Class A1RR
3-month Term SOFR + 1.220% Floor 1.220% 07/20/2032	5.513%	7,349,900	7,365,857
Carlyle US CLO Ltd.(a),(b)
Series 2019-3A Class BRR
3-month Term SOFR + 2.600% Floor 2.600% 04/20/2037	6.893%	3,650,000	3,685,379
Series 2020-1A Class BRR
3-month Term SOFR + 1.750% Floor 1.750% 01/20/2038	6.054%	1,250,000	1,249,961
Series 2021-6A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 01/15/2038	5.991%	13,750,000	13,857,745
Series 2024-8 Class B
3-month Term SOFR + 1.700% Floor 1.700% 01/25/2037	6.018%	17,250,000	17,273,874
Carmax Auto Owner Trust
Series 2023-2 Class A3
01/18/2028	5.050%	3,835,000	3,849,382
Subordinated Series 2023-3 Class B
02/15/2029	5.470%	3,040,000	3,095,077
CarMax Auto Owner Trust
Series 2024-4 Class A3
10/15/2029	4.600%	7,030,000	7,053,895
Carvana Auto Receivables Trust
Series 2021-P4 Class A3
01/11/2027	1.310%	938,507	932,675
Series 2024-P2 Class A3
07/10/2029	5.330%	1,735,000	1,756,328
Series 2024-P4 Class A3
01/10/2030	4.640%	1,135,000	1,140,713
Carvana Auto Receivables Trust(a)
Series 2023-N1 Class A
04/12/2027	6.360%	255,950	256,252
Series 2023-P1 Class A3
12/10/2027	5.980%	3,117,244	3,134,422
CBAM Ltd.(a),(b)
Series 2024-1A Class AR2
3-month Term SOFR + 1.390% Floor 1.390% 01/20/2038	5.900%	9,100,000	9,153,736
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chesapeake Funding II LLC(a)
Series 2023-1A Class A1
05/15/2035	5.650%	1,675,900	1,687,278
Series 2024-1A Class A1
05/15/2036	5.520%	1,380,912	1,397,001
CIFC Funding IV Ltd.(a),(b)
Series 2015-4A Class BR2
3-month Term SOFR + 2.162% Floor 1.900% 04/20/2034	6.455%	6,300,000	6,306,489
CIFC Funding Ltd.(a),(b)
Series 2016-1A Class BR3
3-month Term SOFR + 1.450% Floor 1.450% 10/21/2031	5.800%	8,500,000	8,508,611
Series 2018-2A Class A1R
3-month Term SOFR + 1.370% Floor 1.370% 10/20/2037	5.663%	39,520,000	39,769,529
Series 2019-6A Class A2R
3-month Term SOFR + 1.700% Floor 1.700% 07/16/2037	6.008%	2,000,000	2,001,664
CIT Education Loan Trust(a),(b)
Series 2007-1 Class B
90-day Average SOFR + 0.562% Floor 0.300% 06/25/2042	5.294%	239,999	215,367
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A3
04/17/2028	5.110%	1,235,000	1,243,417
Clover CLO LLC(a),(b)
Series 2021-3A Class AR
3-month Term SOFR + 1.070% Floor 1.070% 01/25/2035	5.410%	10,150,000	10,149,939
Commonbond Student Loan Trust(a)
Series 2018-CGS Class B
02/25/2046	4.250%	81,149	75,154
Series 2020-AGS Class A
08/25/2050	1.980%	744,111	647,991
Compass Datacenters Issuer II LLC(a)
Series 2024-2A Class A1
08/25/2049	5.022%	2,845,000	2,841,710
Compass Datacenters Issuer III LLC(a)
Series 2025-1 Class A2
02/25/2050	5.656%	1,195,000	1,215,302
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CQS US CLO Ltd.(a),(b)
Series 2023-3A Class A1
3-month Term SOFR + 1.890% Floor 1.890% 01/25/2037	6.190%	20,000,000	20,153,020
Credit Acceptance Auto Loan Trust(a)
Series 2022-3A Class A
10/15/2032	6.570%	2,807,944	2,817,473
Series 2023-1A Class A
03/15/2033	6.480%	4,080,000	4,114,819
Series 2024-2A Class A
06/15/2034	5.950%	4,260,000	4,347,457
Subordinated Series 2023-2A Class B
07/15/2033	6.610%	1,215,000	1,232,543
Subordinated Series 2023-3A Class C
12/15/2033	7.620%	695,000	726,193
Crestline Denali CLO XVII Ltd.(a),(b)
Series 2018-1A Class ARR
3-month Term SOFR + 1.130% Floor 1.130% 10/15/2031	5.432%	4,343,056	4,348,328
Crockett Partners Equipment Co. IIA LLC(a)
Series 2024-1C Class A
01/20/2031	6.050%	2,816,439	2,854,490
Crown Point CLO Ltd.(a),(b)
Series 2021-11A Class A
3-month Term SOFR + 1.382% Floor 1.120% 01/17/2034	5.685%	14,250,000	14,250,000
CyrusOne Data Centers Issuer I LLC(a)
Series 2025-1A Class A2
02/20/2050	5.910%	3,305,000	3,363,120
DataBank Issuer LLC(a)
Series 2023-1 Class A2
02/25/2053	5.116%	3,400,000	3,390,263
DB Master Finance LLC(a)
Series 2017-1A Class A2II
11/20/2047	4.030%	1,162,500	1,140,158
Series 2019-1A Class A23
05/20/2049	4.352%	1,134,000	1,105,783
Series 2019-1A Class A2II
05/20/2049	4.021%	614,250	616,276
Dell Equipment Finance Trust(a)
Series 2023-3 Class A3
04/23/2029	5.930%	4,855,000	4,908,510
Dewolf Park CLO Ltd.(a),(b)
Series 2021-1A Class AR
3-month Term SOFR + 1.182% 10/15/2030	5.484%	1,110,246	1,111,642
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DLLMT LLC(a)
Subordinated Series 2023-1A Class A3
03/22/2027	5.340%	4,175,000	4,195,434
Domino’s Pizza Master Issuer LLC(a)
Series 2018-1A Class A2I
07/25/2048	4.116%	1,421,250	1,413,738
Drive Auto Receivables Trust
Subordinated Series 2024-2 Class B
07/16/2029	4.520%	3,755,000	3,751,682
Driven Brands Funding LLC(a)
Series 2019-1A Class A2
04/20/2049	4.641%	1,651,057	1,642,543
Dryden 86 CLO Ltd.(a),(b)
Series 2020-86A Class CR
3-month Term SOFR + 2.262% Floor 2.000%, Cap 2.000% 07/17/2034	6.909%	3,000,000	3,001,500
Dryden CLO Ltd.(a),(b)
Series 2019-75A Class CR2
3-month Term SOFR + 2.062% Floor 1.800% 04/15/2034	6.364%	5,000,000	5,001,590
Dryden Senior Loan Fund(a),(b)
Series 2015-40A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 08/15/2031	5.473%	5,729,478	5,753,445
Series 2038-RR Class ARR
3-month Term SOFR + 1.150% 07/15/2030	5.452%	906,115	906,456
DT Auto Owner Trust(a)
Subordinated Series 2021-4A Class C
09/15/2027	1.500%	499,776	498,042
Subordinated Series 2022-3A Class B
07/17/2028	6.740%	550,567	551,011
Subordinated Series 2023-2A Class B
02/15/2029	5.410%	2,512,316	2,516,754
Elevation CLO Ltd.(a),(b)
Series 2021-12A Class A1R
3-month Term SOFR + 1.620% Floor 1.620% 04/20/2037	6.237%	30,000,000	30,200,670
ELFI Graduate Loan Program LLC(a)
Series 2019-A Class A
03/25/2044	2.540%	546,636	514,039
Series 2023-A Class A
02/04/2048	6.370%	3,797,496	3,975,426
ELFI Graduate Loan Program LLC(a),(c)
Subordinated Series 2019-A Class B
03/25/2044	2.940%	242,284	216,126
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Elmwood CLO 30 Ltd.(a),(b)
Series 2024-6A Class A
3-month Term SOFR + 1.430% Floor 1.430% 07/17/2037	5.733%	30,000,000	30,183,870
Elmwood CLO 39 Ltd.(a),(b),(d)
Series 2025-2A Class A1
3-month Term SOFR + 1.140% Floor 1.140% 04/17/2038	5.470%	19,000,000	19,000,000
Elmwood CLO IX Ltd.(a),(b),(d)
Series 2021-2A Class BR
3-month Term SOFR + 1.550% Floor 1.550% 04/20/2038	4.317%	6,520,000	6,520,000
Enterprise Fleet Financing LLC(a)
Series 2022-3 Class A2
07/20/2029	4.380%	384,704	384,179
Series 2023-2 Class A2
04/22/2030	5.560%	1,700,899	1,712,598
Series 2024-1 Class A3
09/20/2030	5.160%	1,265,000	1,284,360
Series 2024-3 Class A4
03/20/2031	5.060%	2,190,000	2,223,076
Series 2025-1 Class A3
02/20/2029	4.820%	1,635,000	1,651,812
Exeter Automobile Receivables Trust
Subordinated Series 2023-2A Class B
09/15/2027	5.610%	1,207,987	1,209,992
Subordinated Series 2024-1A Class B
08/15/2028	5.290%	6,650,000	6,679,618
Subordinated Series 2024-4A Class C
08/15/2030	5.480%	2,075,000	2,097,998
SubordinatedSeries 2022-5A Class B
03/15/2027	5.970%	56,485	56,506
Flagship Credit Auto Trust(a)
Series 2022-4 Class A3
06/15/2027	6.320%	2,222,456	2,228,740
Subordinated Series 2023-2 Class C
05/15/2029	5.810%	3,240,000	3,258,221
Flatiron CLO Ltd.(a),(b)
Series 2021-1A Class CR
3-month Term SOFR + 2.000% Floor 2.000% 10/19/2037	6.293%	2,000,000	2,009,240
Flexential Issuer(a)
Series 2021-1A Class A2
11/27/2051	3.250%	4,421,000	4,228,593
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Auto Lease Trust
Series 2025-A Class A3
06/15/2028	4.720%	2,055,000	2,066,393
Ford Credit Auto Owner Trust(a)
Series 2021-1 Class A
10/17/2033	1.370%	3,415,000	3,298,024
Subordinated Series 2021-2 Class C
05/15/2034	2.110%	3,900,000	3,724,100
Subordinated Series 2021-2 Class D
05/15/2034	2.600%	2,300,000	2,191,816
Subordinated Series 2023-1 Class C
08/15/2035	5.580%	3,900,000	3,970,906
Frontier Issuer LLC(a)
Series 2023-1 Class A2
08/20/2053	6.600%	4,475,000	4,563,502
Series 2024-1 Class A2
06/20/2054	6.190%	2,060,000	2,134,177
Galaxy XXII CLO Ltd.(a),(b)
Series 2016-22A Class ARRR
3-month Term SOFR + 1.240% Floor 1.240% 04/16/2034	5.887%	3,740,000	3,744,675
Galaxy XXVI CLO Ltd.(a),(b)
Series 2018-26A Class AR
3-month Term SOFR + 1.170% Floor 1.170%, Cap 1.170% 11/22/2031	5.499%	3,797,645	3,805,620
GECU Auto Receivables Trust(a)
Series 2023-1A Class A3
08/15/2028	5.630%	2,500,000	2,520,342
GLS Auto Receivables Issuer Trust(a)
Series 2024-4A Class A3
07/17/2028	4.750%	1,230,000	1,232,507
Subordinated Series 2024-2A Class B
11/15/2028	5.770%	3,445,000	3,496,258
Subordinated Series 2024-3A Class B
01/16/2029	5.080%	1,850,000	1,862,330
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	773,285	780,631
Series 2024-3A Class A2
10/15/2029	5.590%	2,662,203	2,698,164
Series 2024-4A Class A2
12/17/2029	4.430%	1,925,000	1,924,832
Series 2025-1A Class A2
04/15/2030	4.710%	2,189,000	2,196,729
GM Financial Automobile Leasing Trust
Series 2025-1 Class A3
02/21/2028	4.660%	2,780,000	2,794,259
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GM Financial Consumer Automobile Receivables Trust
Subordinated Series 2023-4 Class B
04/16/2029	6.160%	2,800,000	2,884,365
Goal Capital Funding Trust(b)
Series 2006-1 Class B
3-month Term SOFR + 0.712% Floor 0.450% 08/25/2042	5.033%	311,071	296,972
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2020-8A Class ARR
1.0 x 3-month Term SOFR + 1.150% Floor 1.150% 10/20/2034	5.817%	10,550,000	10,589,035
GoodLeap Sustainable Home Solutions Trust(a)
Series 2021-3CS Class A
05/20/2048	2.100%	2,488,966	1,984,625
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A4
10/27/2059	5.150%	632,633	640,715
GreenSky Home Improvement Trust(a)
Series 2024-1 Class A3
06/25/2059	5.550%	1,745,000	1,803,244
Greenwood Park CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.272% Floor 1.010% 04/15/2031	5.574%	4,871,723	4,880,599
Greywolf CLO VII Ltd.(a),(b)
Series 2018-2A Class A1
3-month Term SOFR + 1.440% Floor 1.180% 10/20/2031	5.733%	3,164,418	3,167,620
Hayfin US XV Ltd.(a),(b)
Series 2024-15A Class A1
3-month Term SOFR + 1.640% Floor 1.640% 04/28/2037	5.940%	24,750,000	24,867,414
Helios Issuer LLC(a)
Series 2020-AA Class A
06/20/2047	2.980%	901,189	823,858
Henderson Receivables LLC(a)
Series 2013-3A Class A
01/17/2073	4.080%	1,234,672	1,170,368
Series 2014-2A Class A
01/17/2073	3.610%	1,510,273	1,353,369
Hertz Vehicle Financing III LLC(a)
Series 2023-3A Class A
02/25/2028	5.940%	4,660,000	4,743,769
Series 2024-1A Class A
01/25/2029	5.440%	3,815,000	3,888,844
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Vehicle Financing LLC(a)
Series 2022-2A Class A
06/26/2028	2.330%	3,830,000	3,651,529
Hilton Grand Vacations Trust(a)
Subordinated Series 2022-2A Class C
01/25/2037	5.570%	131,368	131,046
HPS Loan Management Ltd.(a),(b)
Series 2013A-18 Class A1R
3-month Term SOFR + 1.130% Floor 1.130% 10/15/2030	5.432%	4,532,764	4,535,031
Series 2021-16A Class A1
3-month Term SOFR + 1.402% Floor 1.140% 01/23/2035	5.692%	7,300,000	7,316,228
Series 2024-21A Class B
3-month Term SOFR + 1.750% Floor 1.750% 10/15/2037	6.392%	13,000,000	13,085,774
Huntington Auto Trust(a)
Series 2024-1A Class A3
01/16/2029	5.230%	2,260,000	2,281,974
Jersey Mike’s Funding LLC(a)
Series 2024-1 Class A2
02/15/2055	5.636%	3,000,000	3,002,582
JPMorgan Chase Bank NA(a)
Series 2021-3 Class E
02/26/2029	2.102%	22,036	21,966
Kayne Ltd.(a),(b)
Series 2021-10A Class C
3-month Term SOFR + 2.012% Floor 1.750% 04/23/2034	6.302%	1,600,000	1,605,634
LAD Auto Receivables Trust(a)
Series 2024-1A Class A4
09/15/2028	5.170%	1,015,000	1,017,953
Series 2024-2A Class A3
08/15/2028	5.610%	2,105,000	2,126,844
Series 2024-3A Class A3
03/15/2029	4.520%	1,610,000	1,611,603
Series 2025-1 Class A3
07/16/2029	4.690%	4,465,000	4,487,759
Subordinated Series 2023-4A Class B
10/16/2028	6.390%	1,515,000	1,530,199
LCM Ltd.(a),(b)
Series 2030A Class AR
3-month Term SOFR + 1.342% Floor 1.080% 04/20/2031	5.635%	2,093,404	2,098,878
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lending Funding Trust(a)
Series 2020-2A Class A
04/21/2031	2.320%	700,000	678,660
Lendmark Funding Trust(a)
Series 2021-1A Class A
11/20/2031	1.900%	5,000,000	4,753,930
Loanpal Solar Loan Ltd.(a)
Series 2020-2GF Class A
07/20/2047	2.750%	1,200,613	1,000,708
M&T Bank Auto Receivables Trust(a)
Series 2025-1 Class A3
06/17/2030	4.730%	1,425,000	1,438,497
M&T Equipment Notes(a)
Series 2023-1A Class A3
07/15/2030	5.740%	2,115,000	2,134,520
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	5.705%	6,058,250	6,068,851
Series 2021-48A Class C
3-month Term SOFR + 2.262% Floor 2.000% 04/19/2033	6.555%	1,520,000	1,523,370
Madison Park Funding XXI Ltd.(a),(b)
Series 2016-21A Class AARR
3-month Term SOFR + 1.342% Floor 1.080% 10/15/2032	5.644%	16,745,643	16,783,204
Series 2016-21A Class ABRR
3-month Term SOFR + 1.662% Floor 1.400% 10/15/2032	5.964%	1,750,000	1,751,227
Madison Park Funding XXVIII Ltd.(a),(b)
Series 2018-28A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 01/15/2038	6.280%	17,000,000	17,114,274
Madison Park Funding XXX Ltd.(a),(b)
Series 2024-30A Class A1R
3-month Term SOFR + 1.360% Floor 1.360% 07/16/2037	5.668%	6,000,000	6,029,982
Madison Park Funding XXXVIII Ltd.(a),(b)
Series 2021-38A Class A
3-month Term SOFR + 1.382% Floor 1.120% 07/17/2034	5.685%	15,000,000	15,025,305
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class AR4
3-month Term SOFR + 1.150% Floor 1.150% 10/15/2031	5.452%	2,546,664	2,549,231
Marble Point CLO XIX Ltd.(a),(b)
Series 2020-3A Class AR
3-month Term SOFR + 1.400% Floor 1.400% 01/19/2034	5.693%	7,000,000	7,009,667
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	897,506	867,060
Merchants Fleet Funding LLC(a)
Series 2023-1A Class A
05/20/2036	7.210%	3,141,029	3,173,140
Mercury Financial Credit Card Master Trust(a)
Series 2024-2 Class A
07/20/2029	6.560%	3,155,000	3,200,994
MF1 LLC(a),(b)
Series 2024-FL14 Class A
1-month Term SOFR + 1.737% Floor 1.737%, Cap 1.737% 03/19/2039	6.049%	3,000,000	3,012,197
MF1 Ltd.(a),(b)
Series 2021-FL6 Class D
1-month Term SOFR + 2.664% Floor 2.550% 07/16/2036	6.978%	7,000,000	6,970,667
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class A
10/15/2040	5.787%	393,759	394,090
Mill City Solar Loan Ltd.(a)
Series 2019-1A Class A
03/20/2043	4.340%	817,616	761,777
Series 2019-2GS Class A
07/20/2043	3.690%	874,771	787,911
Mission Lane Credit Card Master Trust(a)
Series 2024-B Class A
01/15/2030	5.880%	2,955,000	2,964,839
Mosaic Solar Loan Trust(a)
Series 2018-1A Class A
06/22/2043	4.010%	384,934	363,146
Series 2019-1A Class A
12/21/2043	4.370%	786,174	750,396
Series 2020-2A Class A
08/20/2046	1.440%	1,435,896	1,230,404
Series 2023-3A Class A
11/20/2053	5.910%	2,157,532	2,150,782
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-4A Class A
05/20/2053	6.400%	3,276,182	3,338,124
Series 2024-1 Class A
09/20/2049	5.500%	2,138,674	2,113,463
Series 2024-2A Class A
04/22/2052	5.600%	3,091,568	3,028,433
Subordinated Series 2018-2GS Class B
02/22/2044	4.740%	494,377	448,108
Subordinated Series 2020-2A Class B
08/20/2046	2.210%	915,644	747,294
Subordinated Series 2021-2A Class B
04/22/2047	2.090%	777,319	569,915
Mosaic Solar Loans LLC(a)
Series 2017-2A Class A
06/22/2043	3.820%	397,217	377,694
MP CLO VIII Ltd.(a),(b)
Series 2015-2A Class ARR
3-month Term SOFR + 1.462% 04/28/2034	5.762%	16,100,000	16,118,515
MVW LLC(a)
Series 2024-1A Class A
02/20/2043	5.320%	1,045,899	1,060,804
Navient Private Education Refi Loan Trust(a)
Series 2020-BA Class A2
01/15/2069	2.120%	720,645	682,672
Series 2020-DA Class A
05/15/2069	1.690%	3,502,626	3,286,561
Series 2020-FA Class A
07/15/2069	1.220%	464,104	430,391
Series 2020-GA Class A
09/16/2069	1.170%	869,617	803,810
Series 2021-A Class A
05/15/2069	0.840%	488,016	443,521
Series 2021-BA Class A
07/15/2069	0.940%	1,001,049	904,048
Neuberger Berman CLO XVII Ltd.(a),(b)
Series 2014-17A Class AR3
3-month Term SOFR + 1.400% Floor 1.400% 07/22/2038	5.690%	3,500,000	3,520,780
Series 2014-17A Class CR3
3-month Term SOFR + 2.150% Floor 2.150% 07/22/2038	6.440%	1,650,000	1,656,268
Neuberger Berman Loan Advisers CLO Ltd.(a),(b)
Series 2019-33A Class CR
3-month Term SOFR + 2.162% Floor 1.900% 10/16/2033	6.469%	2,000,000	2,003,356
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-40A Class C
3-month Term SOFR + 2.012% Floor 1.750% 04/16/2033	6.319%	4,650,000	4,657,119
New Economy Assets Phase 1 Sponsor LLC(a)
Series 2021-1 Class A1
10/20/2061	1.910%	5,030,000	4,678,143
Oaktree CLO Ltd.(a),(b)
Series 2022-3A Class CR
3-month Term SOFR + 2.100% Floor 2.100% 10/15/2037	6.756%	4,050,000	4,072,526
Series 2024-25 Class C
3-month Term SOFR + 2.500% Floor 2.500% 04/20/2037	6.793%	1,950,000	1,972,647
OCP CLO Ltd.(a),(b)
Series 2019-17A Class AR2
3-month Term SOFR + 1.400% Floor 1.400% 07/20/2037	5.693%	2,270,000	2,281,756
Octagon 61 Ltd.(a),(b)
Series 2023-2A Class A
3-month Term SOFR + 1.850% Floor 1.850% 04/20/2036	6.143%	1,550,000	1,554,374
Octagon Investment Partners 27 Ltd.(a),(b)
Series 2016-1A Class A2R
3-month Term SOFR + 1.612% 07/15/2030	5.914%	6,925,000	6,928,303
Octagon Investment Partners 46 Ltd.(a),(b)
Series 2020-2A Class AR
3-month Term SOFR + 1.422% Floor 1.160% 07/15/2036	5.724%	7,900,000	7,915,018
Octagon Investment Partners Ltd.(a),(b)
Series 2016-1A Class A1R2
3-month Term SOFR + 1.420% Floor 1.420% 07/18/2037	5.713%	5,345,000	5,375,851
Octane Receivables Trust(a)
Series 2024-2 Class A2
07/20/2032	5.800%	3,651,808	3,692,601
OHA Credit Partners VII Ltd.(a),(b)
Series 2025-7A Class CR4
3-month Term SOFR + 1.700% Floor 1.700% 02/20/2038	6.022%	5,000,000	5,028,380
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Partners XVII Ltd.(a),(b)
Series 2024-17A Class A
3-month Term SOFR + 1.320% Floor 1.320% 01/18/2038	5.900%	34,750,000	34,915,966
OneMain Direct Auto Receivables Trust(a)
Series 2019-1A Class A
09/14/2027	3.630%	2,170,250	2,162,194
Series 2025-1A Class A
04/16/2035	5.360%	6,400,000	6,597,958
Subordinated Series 2019-1A Class B
11/14/2028	3.950%	1,500,000	1,484,466
Subordinated Series 2019-1A Class D
04/14/2031	4.680%	2,900,000	2,886,208
Subordinated Series 2021-1A Class C
07/14/2028	1.420%	7,367,000	7,156,261
Subordinated Series 2021-1A Class D
11/14/2030	1.620%	900,000	874,826
Subordinated Series 2023-1A Class C
02/14/2031	6.140%	3,100,000	3,046,920
Onemain Financial Issuance Trust(a)
Series 2024-1A Class A
05/14/2041	5.790%	5,400,000	5,775,284
OneMain Financial Issuance Trust(a)
Series 2020-2A Class A
09/14/2035	1.750%	2,700,000	2,613,274
Series 2022-S1 Class A
05/14/2035	4.130%	5,945,000	5,945,362
Subordinated Series 2022-2 Class D
10/14/2034	6.550%	6,280,000	6,358,288
Subordinated Series 2023-1A Class D
06/14/2038	7.490%	100,000	107,499
Subordinated Series 2023-2A Class C
09/15/2036	6.740%	1,500,000	1,554,797
Subordinated Series 2023-2A Class D
09/15/2036	7.520%	1,600,000	1,662,330
Oscar US Funding XII LLC(a)
Series 2021-1A Class A4
04/10/2028	1.000%	780,374	768,363
OWN Equipment Fund I LLC(a)
Series 2024-2M Class A
12/20/2032	5.700%	4,455,102	4,509,473
OZLM VI Ltd.(a),(b)
Series 2014-6A Class A1T
3-month Term SOFR + 1.130% Floor 1.130% 04/17/2031	5.433%	14,578,754	14,592,764
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	2,950,000	2,959,324
Palmer Square CLO Ltd.(a),(b)
Series 2020-3A Class BR2
3-month Term SOFR + 2.650% Floor 2.650% 11/15/2036	6.973%	2,000,000	2,011,660
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2017-1A Class A1R
3-month Term SOFR + 1.502% Floor 1.240% 02/14/2034	5.820%	5,000,000	5,014,010
Series 2019-2A Class A1
3-month Term SOFR + 1.442% Floor 1.180% 10/15/2034	5.744%	15,000,000	15,005,520
PenFed Auto Receivables Owner Trust(a)
Series 2024-A Class A3
06/15/2029	4.700%	1,715,000	1,716,847
Post Road Equipment Finance LLC(a)
Subordinated Series 2024-1A Class A2
11/15/2029	5.590%	706,304	710,656
Prestige Auto Receivables Trust(a)
Subordinated Series 2021-1A Class C
02/15/2028	1.530%	1,331,000	1,315,254
Subordinated Series 2023-1A Class C
02/15/2028	5.650%	2,460,000	2,464,020
Primose Funding LLC(a)
Series 2019-1A Class A2
07/30/2049	4.475%	1,440,000	1,422,260
Regatta XXIX Funding Ltd.(a),(b)
Series 2024-3A Class A
3-month Term SOFR + 1.380% Floor 1.380% 09/06/2037	6.520%	34,000,000	34,176,324
Regional Management Issuance Trust(a)
Series 2022-1 Class A
03/15/2032	3.070%	2,800,000	2,767,202
Series 2024-1 Class A
07/15/2036	5.830%	1,325,000	1,358,780
Republic Finance Issuance Trust(a)
Series 2024-A Class A
08/20/2032	5.910%	2,115,000	2,145,248
Rockford Tower CLO Ltd.(a),(b)
Series 2021-1A Class B
3-month Term SOFR + 1.912% Floor 1.650% 07/20/2034	6.205%	7,900,000	7,905,419
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Bank Auto Credit-Linked Notes(a)
Series 2024-A Class C
06/15/2032	5.818%	2,500,000	2,529,523
Subordinated Series 2022-A Class C
05/15/2032	7.375%	77,131	77,285
Santander Drive Auto Receivables Trust
Series 2024-3 Class A3
01/16/2029	5.630%	3,235,000	3,265,940
Series 2024-4 Class A3
01/16/2029	4.850%	2,810,000	2,820,798
Series 2025-1 Class A3
01/16/2029	4.740%	2,205,000	2,211,313
Series 2025-1 Class D
03/17/2031	5.430%	6,000,000	6,083,818
Subordinated Series 2022-3 Class B
08/16/2027	4.130%	1,533,349	1,532,061
Subordinated Series 2022-4 Class B
11/15/2027	4.420%	2,438,665	2,436,140
Subordinated Series 2023-1 Class C
05/15/2030	5.090%	810,000	814,334
Subordinated Series 2023-3 Class C
11/15/2030	5.770%	1,160,000	1,184,422
Subordinated Series 2023-4 Class B
12/15/2028	5.770%	2,410,000	2,445,972
Subordinated Series 2023-5 Class B
12/17/2029	6.160%	3,885,000	3,969,321
Subordinated Series 2023-6 Class C
03/17/2031	6.400%	600,000	622,641
Subordinated Series 2024-2 Class D
08/15/2031	6.280%	1,500,000	1,556,518
SBNA Auto Lease Trust(a)
Series 2024-A Class A3
11/20/2026	5.390%	1,825,000	1,831,789
Series 2024-B Class A3
11/22/2027	5.560%	2,310,000	2,338,406
Series 2024-C Class A3
02/22/2028	4.560%	950,000	950,761
SCF Equipment Leasing LLC(a)
Series 2022-1A Class A3
07/20/2029	2.920%	756,950	754,632
Series 2023-1A Class A2
01/22/2030	6.560%	760,691	763,396
Series 2024-1A Class A3
01/20/2032	5.520%	1,695,000	1,726,085
SCF Equipment Trust(a)
Series 2025-1A Class A3
11/21/2033	5.110%	3,006,000	3,042,013
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SEB Funding LLC(a)
Series 2024-1A Class A2
04/30/2054	7.386%	2,070,000	2,145,183
Servpro Master Issuer LLC(a)
Series 2024-1A Class A2
01/25/2054	6.174%	2,227,500	2,260,408
SFS Auto Receivables Securitization Trust(a)
Series 2023-1A Class A3
10/20/2028	5.470%	2,915,000	2,941,240
Series 2024-3A Class A3
06/20/2030	4.550%	1,300,000	1,302,642
Series 2025-1A Class A3
07/22/2030	4.750%	1,390,000	1,398,927
Shackleton VR CLO Ltd.(a),(b)
Series 2014-5RA Class A
3-month Term SOFR + 1.362% Floor 1.100% 05/07/2031	5.664%	4,004,033	4,012,854
Sierra Timeshare Receivables Funding LLC(a)
Series 2024-2A Class A
06/20/2041	5.140%	2,562,799	2,572,789
Signal Peak CLO Ltd.(a),(b)
Series 2022-12A Class A1R
3-month Term SOFR + 1.400% Floor 1.400% 07/18/2037	5.693%	29,000,000	29,168,693
Silver Rock CLO III(a),(b)
Series 2023-3A Class A1
3-month Term SOFR + 1.880% Floor 1.880% 01/20/2036	6.173%	19,000,000	19,106,571
SLM Student Loan Trust(b)
Series 2008-2 Class B
90-day Average SOFR + 1.462% Floor 1.200% 01/25/2083	6.019%	1,165,000	1,228,210
Series 2008-3 Class B
90-day Average SOFR + 1.462% Floor 1.200% 04/26/2083	6.019%	1,165,000	1,206,518
Series 2008-4 Class B
90-day Average SOFR + 2.112% Floor 1.850% 04/25/2073	6.669%	1,165,000	1,241,231
Series 2008-5 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/25/2073	6.669%	4,060,000	4,348,061
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-6 Class A4
90-day Average SOFR + 1.362% Floor 1.100% 07/25/2025	5.919%	1,298,833	1,296,766
Series 2008-6 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	6.669%	1,165,000	1,190,331
Series 2008-7 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	6.669%	1,165,000	1,199,856
Series 2012-2 Class A
30-day Average SOFR + 0.814% Floor 0.700% 01/25/2029	5.167%	3,018,740	2,961,015
Series 2012-7 Class A3
30-day Average SOFR + 0.764% Floor 0.650% 05/26/2026	5.117%	1,457,677	1,422,141
SMB Private Education Loan Trust(a)
Series 2019-B Class A2A
06/15/2037	2.840%	5,737,153	5,582,784
Series 2020-PTA Class A2A
09/15/2054	1.600%	6,036,953	5,657,647
Series 2024-A Class A1A
03/15/2056	5.240%	4,913,853	4,976,894
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	93,055	91,607
Series 2018-A Class A2B
02/25/2042	2.950%	14,696	14,595
Series 2019-A Class BFX
06/15/2048	4.110%	2,500,000	2,281,987
Subordinated Series 2018-B Class BFX
08/25/2047	3.830%	2,700,000	2,593,060
Subordinated Series 2019-B Class BFX
08/17/2048	3.730%	2,500,000	2,233,401
SoFi Professional Loan Program Trust(a)
Subordinated Series 2020-B Class BFX
05/15/2046	2.730%	2,200,000	1,784,424
Sonic Capital LLC(a)
Series 2020-1A Class A2I
01/20/2050	3.845%	1,814,500	1,762,802
Sound Point CLO II Ltd.(a),(b)
Series 2013-1A Class A1R
3-month Term SOFR + 1.332% Floor 1.070% 01/26/2031	5.632%	2,155,880	2,159,099
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sound Point CLO XXVIII Ltd.(a),(b)
Series 2020-3A Class A1R
3-month Term SOFR + 1.280% Floor 1.280% 01/25/2032	5.580%	10,311,936	10,311,936
Stream Innovations Issuer Trust(a)
Series 2024-1A Class A
07/15/2044	6.270%	488,403	508,485
Series 2024-2A Class A
02/15/2045	5.210%	4,675,412	4,690,123
Sunnova Helios XI Issuer LLC(a)
Series 2023-A Class A
05/20/2050	5.300%	4,266,707	4,437,805
Sunnova Sol II Issuer LLC(a)
Series 2020-2A Class A
11/01/2055	2.730%	2,627,443	2,141,482
Sunnova Sol III Issuer LLC(a)
Series 2021-1 Class A
04/28/2056	2.580%	2,118,641	1,757,309
Sunrun Artemis Issuer LLC(a)
Series 2024-2A Class A1
07/30/2059	6.250%	6,913,739	7,125,059
Sunrun Athena Issuer LLC(a)
Series 2018-1 Class A
04/30/2049	5.310%	1,627,254	1,569,845
Sunrun Bacchus Issuer LLC(a)
Series 2025-1A Class A2A
04/30/2060	6.410%	5,600,000	5,703,023
Sunrun Callisto Issuer LLC(a)
Series 2019-1A Class A
06/30/2054	3.980%	1,139,395	1,076,586
Sunrun Iris Issuer LLC(a)
Series 2023-1A Class A
01/30/2059	5.750%	1,674,872	1,654,040
Symphony CLO XVI Ltd.(a)
Series 2015-16A Class ARR
3-month Term SOFR + 1.200% Floor 1.200% 10/15/2031	5.502%	4,939,117	4,947,553
Symphony CLO XVIII Ltd.(a),(b)
Series 2016-18A Class A1R3
3-month Term SOFR + 1.100% Floor 1.100% 07/23/2033	5.390%	10,054,193	10,064,247
Symphony CLO XX Ltd.(a),(b)
Series 2018-20A Class AR2
3-month Term SOFR + 1.100% Floor 1.100% 01/16/2032	5.408%	6,154,676	6,166,444
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Taco Bell Funding LLC(a)
Series 2021-1A Class A2I
08/25/2051	1.946%	2,456,250	2,317,335
TCI-Flatiron CLO Ltd.(a),(b)
Series 2018-1A Class CR
3-month Term SOFR + 2.012% Floor 1.750% 01/29/2032	6.306%	2,300,000	2,303,211
TCW CLO Ltd.(a),(b)
Series 2017-1A Class A1RR
3-month Term SOFR + 1.442% Floor 1.180% 10/29/2034	5.736%	21,750,000	21,763,529
Series 2017-1A Class BRR
3-month Term SOFR + 1.962% Floor 1.700% 10/29/2034	6.256%	6,500,000	6,502,106
Texas Debt Capital CLO Ltd.(a),(b)
Series 2023-1A Class A
3-month Term SOFR + 1.800% Floor 1.800% 04/20/2036	6.093%	4,050,000	4,062,381
THL Credit Wind River CLO Ltd.(a),(b)
Series 2015-1A Class A1R3
3-month Term SOFR + 1.200% Floor 1.200% 10/20/2030	5.493%	4,015,952	4,019,422
Series 2019-1A Class AR
3-month Term SOFR + 1.422% Floor 1.160% 07/20/2034	5.715%	10,000,000	10,014,350
TIAA CLO I Ltd.(a),(b)
Series 2016-1A Class ARR
3-month Term SOFR + 1.250% Floor 1.250% 07/20/2031	5.543%	6,101,556	6,109,177
Tikehau US CLO III Ltd.(a),(b)
Series 2022-2A Class A1R
3-month Term SOFR + 1.870% Floor 1.870% 01/20/2036	6.163%	15,000,000	15,136,095
Tikehau US CLO IV Ltd.(a),(b)
Series 2023-1A Class A1
3-month Term SOFR + 2.200% Floor 2.200% 07/15/2034	6.502%	28,000,000	28,123,340
Toyota Auto Loan Extended Note Trust(a)
Series 2020-1A Class A
05/25/2033	1.350%	1,405,000	1,394,345
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tralee CLO VII Ltd(a),(b)
Series 2021-7A Class A1
3-month Term SOFR + 1.582% Floor 1.320% 04/25/2034	5.882%	9,250,000	9,249,991
Trestles CLO V LTD.(a),(b)
Series 2021-5A Class B1
3-month Term SOFR + 1.912% Floor 1.650% 10/20/2034	6.205%	6,800,000	6,806,780
Trimaran Cavu Ltd.(a),(b)
Series 2024-1A Class A1R
3-month Term SOFR + 1.190% Floor 1.190% 01/20/2037	5.520%	20,000,000	20,029,900
Trinitas CLO VII Ltd.(a),(b)
Series 2017-7A Class A1R
3-month Term SOFR + 1.462% Floor 1.200% 01/25/2035	5.762%	4,000,000	4,000,000
Trinitas CLO XXVI Ltd.(a),(b)
Series 2023-26A Class A1
3-month Term SOFR + 1.690% Floor 1.690% 01/20/2035	5.983%	18,000,000	18,031,932
Venture CLO Ltd.(a),(b)
Series 2019-37A Class A1RR
3-month Term SOFR + 1.250% Floor 1.250% 07/15/2032	5.552%	15,319,409	15,336,720
Venture XXVII CLO Ltd.(a),(b)
Series 2017-27A Class CR
3-month Term SOFR + 2.562% 07/20/2030	6.855%	4,100,000	4,089,914
Volofin Finance Designated Activity Co.(a)
Series 2024-1A Class A
06/15/2037	5.935%	3,256,870	3,291,437
Voya CLO Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month Term SOFR + 1.472% Floor 1.210% 10/15/2030	5.774%	1,403,274	1,404,396
Series 2015-3A Class A1R3
3-month Term SOFR + 1.150% Floor 1.150% 10/20/2031	5.443%	3,311,307	3,317,386
Series 2016-1A Class A1R
3-month Term SOFR + 1.332% Floor 1.070% 01/20/2031	5.625%	2,740,280	2,743,771
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-3A Class A1R2
3-month Term SOFR + 1.150% Cap 1.150% 10/18/2031	5.443%	5,485,919	5,489,606
Series 2018-3A Class A1R2
3-month Term SOFR + 1.200% Floor 1.200% 10/15/2031	5.502%	5,738,086	5,754,577
VStrong Auto Receivables Trust(a)
Subordinated Series 2024-A Class B
07/15/2030	5.770%	409,000	414,721
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
90-day Average SOFR + 0.432% Floor 0.170% 04/25/2040	4.989%	2,546,624	2,505,091
Wellfleet CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month Term SOFR + 1.382% Floor 1.120% 07/20/2032	5.999%	10,811,073	10,834,165
Series 2020-1A Class A1AR
3-month Term SOFR + 1.200% Floor 1.200% 04/15/2033	5.856%	15,000,000	15,007,740
Wendy’s Funding LLC(a)
Series 2018-1A Class A2II
03/15/2048	3.884%	929,847	904,944
Series 2019-1A Class A2I
06/15/2049	3.783%	3,070,220	3,020,646
Westlake Automobile Receivables Trust(a)
Series 2024-2A Class A3
02/15/2028	5.560%	1,815,000	1,837,178
Series 2024-3A Class A3
04/17/2028	4.710%	2,355,000	2,360,648
Series 2025-1A Class A3
08/15/2028	4.750%	4,795,000	4,809,592
Subordinated Series 2023-2A Class B
03/15/2028	6.140%	3,550,000	3,574,942
Subordinated Series 2023-3A Class C
09/15/2028	6.020%	4,530,000	4,605,861
Subordinated Series 2024-1A Class B
11/15/2027	5.550%	4,600,000	4,643,325
Wheels Fleet Lease Funding 1 LLC(a)
Series 2023-1A Class A
04/18/2038	5.800%	3,675,378	3,707,647
Series 2024-1A Class A1
02/18/2039	5.490%	2,334,042	2,359,772
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-2A Class A1
06/21/2039	4.870%	2,315,000	2,326,665
Wheels Fleet Lease Funding I LLC(a)
Series 2024-3 Class A1
09/19/2039	4.800%	2,050,000	2,061,801
Wind River CLO Ltd.(a),(b)
Series 2024-1A Class A
3-month Term SOFR + 1.600% Floor 1.600% 04/20/2037	6.217%	3,100,000	3,114,034
World Omni Auto Receivables Trust
Series 2024-C Class A3
12/17/2029	4.430%	2,520,000	2,526,386
World Omni Select Auto Trust
Subordinated Series 2021-A Class B
08/16/2027	0.850%	711,453	709,231
Zais CLO 7 Ltd.(a),(b)
Series 2017-2A Class A
3-month Term SOFR + 1.552% 04/15/2030	5.854%	130,311	130,394
Zaxby’s Funding LLC(a)
Series 2021-1A Class A2
07/30/2051	3.238%	5,452,250	5,096,578
Ziply Fiber Issuer LLC(a)
Series 2024-1 Class A2
04/20/2054	6.640%	6,643,000	6,894,117
Subordinated Series 2024-1A Class B
04/20/2054	7.810%	3,250,000	3,387,086
Total Asset-Backed Securities — Non-Agency (Cost $1,742,345,597)			1,747,384,895

Commercial Mortgage-Backed Securities - Agency 0.4%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(e)
CMO Series K055 Class X1
03/25/2026	1.326%	1,878,707	20,499
CMO Series K057 Class X1
07/25/2026	1.148%	2,228,590	24,044
CMO Series K059 Class X1
09/25/2026	0.291%	6,715,024	21,399
CMO Series K060 Class X1
10/25/2026	0.052%	24,314,193	27,767
CMO Series K152 Class X1
01/25/2031	0.952%	3,868,592	161,383
Series 20K129 Class X1 (FHLMC)
05/25/2031	1.030%	12,530,465	604,934
Series 20K141 Class X1 (FHLMC)
02/25/2032	0.305%	7,244,880	136,488
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 20K142 Class X1 (FHLMC)
12/25/2031	0.297%	17,550,892	327,468
Series 20K143 Class X1 (FHLMC)
04/25/2055	0.343%	7,921,349	173,216
Series 20K144 Class X1 (FHLMC)
04/25/2032	0.326%	10,373,873	220,286
Series K069 Class X1
09/25/2027	0.340%	35,141,495	284,618
Series K091 Class X1
03/25/2029	0.560%	38,608,487	787,899
Series K095 Class X1
06/25/2029	0.949%	73,764,950	2,506,098
Series K106 Class X1
01/25/2030	1.317%	93,945,385	5,098,275
Series K131 Class X1 (FHLMC)
07/25/2031	0.727%	12,764,105	493,095
Series K137 Class X1
11/25/2031	0.196%	273,830,215	2,925,219
Series K145 Class X1
06/25/2055	0.316%	4,648,939	97,826
Series K146 Class X1
06/25/2032	0.230%	15,739,119	255,490
Series K147 Class X1
06/25/2032	0.359%	12,152,630	292,842
Series K149 Class X1 (FHLMC)
08/25/2032	0.269%	20,908,740	411,189
Series K-150 Class X1 (FHLMC)
09/25/2032	0.310%	26,920,471	602,370
Series K-1515 Class X1
02/25/2035	1.508%	7,050,201	722,170
Series K-1516 Class X1
05/25/2035	1.509%	14,557,394	1,612,026
Series K-1517 Class X1
07/25/2035	1.323%	19,906,772	1,914,944
Series K1521 Class X1
08/25/2036	0.979%	23,238,178	1,778,116
Series K735 Class X1
05/25/2026	0.961%	12,287,049	121,298
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K056 Class A2
05/25/2026	2.525%	6,137,000	6,014,639
Series K074 Class A2
01/25/2028	3.600%	8,660,000	8,502,615
Federal National Mortgage Association(c),(e)
Series 2020-M43 Class X1
08/25/2034	1.894%	32,943,262	2,378,092
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Multifamily Structured Pass-Through Certificates(c),(e)
Series K514 Class X1 (FHLMC)
12/25/2028	0.964%	67,368,905	2,265,225
Government National Mortgage Association(c),(e)
CMO Series 2011-38 Class IO
04/16/2053	0.530%	697,820	4,904
CMO Series 2013-162 Class IO
09/16/2046	0.105%	11,725,896	20,137
CMO Series 2014-134 Class IA
01/16/2055	0.141%	10,494,180	46,096
CMO Series 2015-101 Class IO
03/16/2052	0.261%	2,686,404	20,236
CMO Series 2015-114
03/15/2057	0.284%	1,121,854	10,979
CMO Series 2015-120 Class IO
03/16/2057	0.600%	6,313,319	124,627
CMO Series 2015-125 Class IB
01/16/2055	0.859%	5,388,034	106,202
CMO Series 2015-125 Class IO
07/16/2055	0.543%	14,961,950	169,448
CMO Series 2015-146 Class IC
07/16/2055	0.120%	4,895,591	19,760
CMO Series 2015-171 Class IO
11/16/2055	0.831%	4,300,025	130,070
CMO Series 2015-174 Class IO
11/16/2055	0.415%	5,312,692	90,482
CMO Series 2015-21 Class IO
07/16/2056	0.680%	2,607,488	71,902
CMO Series 2015-29 Class EI
09/16/2049	0.706%	4,312,845	69,980
CMO Series 2015-41 Class IO
09/16/2056	0.169%	863,840	3,311
CMO Series 2015-6 Class IO
02/16/2051	0.456%	1,893,010	26,509
CMO Series 2015-70 Class IO
12/16/2049	0.561%	5,285,620	102,234
CMO Series 2016-39 Class IO
01/16/2056	0.645%	3,068,021	81,578
CMO Series 2022-17 Class IO
06/16/2064	0.802%	6,110,265	345,691
CMO Series 2022-43 Class IO
09/16/2061	0.739%	12,549,620	678,567
Series 2014-101 Class IO
04/16/2056	0.549%	9,101,339	132,120
Series 2016-152 Class IO
08/15/2058	0.766%	9,088,058	333,362
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-168 Class IO
12/16/2059	0.553%	14,404,971	516,983
Series 2018-110 Class IA
11/16/2059	0.635%	19,609,004	636,342
Series 2018-2 Class IO
12/16/2059	0.704%	6,988,273	302,255
Series 2020-108 Class IO
06/16/2062	0.847%	8,597,878	500,009
Series 2021-106 Class IO
04/16/2063	0.860%	9,204,641	583,961
Series 2021-132 Class BI
04/16/2063	0.917%	11,696,605	801,733
Series 2021-133 Class IO
07/16/2063	0.882%	11,651,824	799,131
Series 2021-145 Class IO
07/16/2061	0.771%	2,462,095	125,521
Series 2021-151 Class IO
04/16/2063	0.918%	10,465,518	680,400
Series 2021-163 Class IO
03/16/2064	0.802%	10,908,948	617,406
Series 2021-52 Class IO
04/16/2063	0.721%	10,151,561	528,541
Series 2022-132 Class IO
10/16/2064	0.537%	10,787,609	483,494
Series 2022-92 Class EI
02/16/2064	0.808%	10,876,864	617,747
Series 2023-110 Class IO
07/16/2058	1.022%	9,823,910	721,093
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.550% 03/20/2063	4.790%	37,436	37,321
Total Commercial Mortgage-Backed Securities - Agency (Cost $73,934,368)			51,321,662

Commercial Mortgage-Backed Securities - Non-Agency 7.8%

ACREC LLC(a),(b)
Series 2025-FL3 Class A
1-month Term SOFR + 1.310% Floor 1.310% 08/18/2042	5.610%	5,000,000	4,996,867
Arbor Multifamily Mortgage Securities Trust(a)
Series 2021-MF2 Class A4
06/15/2054	2.252%	18,000,000	15,782,823
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arbor Realty Commercial Real Estate Notes Ltd.(a),(b)
Series 2021-FL4 Class A
1-month Term SOFR + 1.464% Floor 1.350% 11/15/2036	5.776%	3,695,589	3,695,227
Series 2021-FL4 Class D
1-month Term SOFR + 3.014% Floor 2.900% 11/15/2036	7.326%	3,250,000	3,216,435
AREIT LLC(a),(b)
Series 2023-CRE8 Class A
1-month Term SOFR + 2.112% Floor 2.112% 08/17/2041	6.424%	2,957,894	2,960,668
AREIT Ltd.(a),(b)
Series 2024-CRE9 Class A
1-month Term SOFR + 1.686% Floor 1.687%, Cap 1.687% 05/17/2041	5.998%	2,500,000	2,512,510
Series 2025-CRE10 Class A
1-month Term SOFR + 1.388% Floor 1.388% 12/17/2029	5.738%	5,000,000	4,984,377
AREIT Trust(a),(b)
Series 2022-CRE6 Class A
30-day Average SOFR + 1.250% Floor 1.250% 01/16/2037	5.589%	757,114	756,165
ARZ Trust(a)
Subordinated Series 2024-BILT Class C
06/11/2029	6.361%	1,500,000	1,536,061
BAHA Trust(a)
Series 2024-MAR Class A
12/12/2041	6.171%	1,000,000	1,027,972
BAHA Trust(a),(c)
Subordinated Series 2024-MAR Class B
12/10/2029	7.069%	2,500,000	2,624,294
Banc of America Merrill Lynch Commercial Mortgage, Inc.(c),(e)
Series 2019-BN18 Class XA
05/15/2062	0.882%	58,680,897	1,789,779
BANK
Series 2017-BNK4 Class A4
05/15/2050	3.625%	2,420,000	2,363,665
BANK(c),(e)
Series 2017-BNK8 Class XA
11/15/2050	0.707%	26,226,651	410,122
BANK(c)
Series 2021-BN37 Class A5
11/15/2064	2.618%	5,605,000	4,810,668
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank5(c)
Subordinated Series 2024-5YR10 Class C
10/15/2057	5.743%	1,500,000	1,490,423
BANK5(c)
Series 2023-5YR3 Class A3
09/15/2056	6.724%	2,985,000	3,169,331
BANK5
Series 2023-5YR4 Class A3
12/15/2056	6.500%	1,207,531	1,273,652
Series 2024-5YR7 Class A3
06/15/2057	5.769%	5,000,000	5,170,744
BANK5 Trust
Series 2024-5YR6 Class A3
05/15/2057	6.225%	6,410,000	6,743,491
BBCMS Mortgage Trust(a)
Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	12,796,462
Subordinated Series 2016-ETC Class B
08/14/2036	3.189%	900,000	834,385
Subordinated Series 2016-ETC Class C
08/14/2036	3.391%	770,000	701,481
BBCMS Mortgage Trust(c),(e)
Series 2018-C2 Class XA
12/15/2051	0.748%	59,363,684	1,304,790
BBCMS Mortgage Trust(a),(b)
Series 2020-BID Class A
1-month Term SOFR + 2.254% Floor 2.140% 10/15/2037	6.566%	14,360,000	14,415,783
BBCMS Mortgage Trust
Series 2021-C12 Class A5
11/15/2054	2.689%	15,495,000	13,539,759
Series 2024-5C25 Class A3
03/15/2057	5.946%	3,445,000	3,585,768
Series 2024-5C27 Class A3
07/15/2057	6.014%	7,600,000	7,944,572
Series 2024-5C29 Class B
09/15/2057	5.858%	2,000,000	2,047,126
Series 2024-5C31 Class A3
12/15/2057	5.609%	11,950,000	12,347,501
Series 2024-5C31 Class C
12/15/2057	5.756%	1,000,000	1,006,463
BBCMS Mortgage Trust(a),(c)
Subordinated Series 2016-ETC Class D
08/14/2036	3.609%	2,790,000	2,449,448
BB-UBS Trust(a)
Series 2012-TFT Class A
06/05/2030	2.892%	1,719,926	1,654,569
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BDS LLC(a),(b)
Series 2024-FL13 Class A
1-month Term SOFR + 1.576% Floor 1.576% 09/19/2039	5.962%	2,000,000	2,005,634
Benchmark Mortgage Trust(c),(e)
03/15/2053	1.402%	22,297,681	1,087,643
Series 2019-B10 Class XA
03/15/2062	1.220%	24,673,523	1,028,605
Series 2020-B20 Class XA
10/15/2053	1.601%	14,332,299	796,612
Benchmark Mortgage Trust
Series 2021-B26 Class A4
06/15/2054	2.295%	10,600,000	9,284,609
Series 2022-B34 Class A5
04/15/2055	3.786%	2,300,000	2,096,656
Series 2024-V12 Class A3
12/15/2057	5.739%	7,860,000	8,162,240
Benchmark Mortgage Trust(c)
Series 2023-V2 Class A3
05/15/2055	5.812%	17,305,000	17,812,505
Subordinated Series 2019-B13 Class C
08/15/2057	3.839%	2,400,000	1,966,874
BFLD Mortgage Trust(a),(b)
Series 2024-WRHS Class A
1-month Term SOFR + 1.492% Floor 1.492% 08/15/2026	5.862%	6,952,478	6,963,341
BIG Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-BIG Class B
1-month Term SOFR + 1.741% Floor 1.741% 02/15/2039	6.053%	2,100,000	2,094,471
BLP Commercial Mortgage Trust(a),(b)
Subordinated Series 2024-IND2 Class C
1-month Term SOFR + 1.891% 03/15/2041	6.203%	2,372,068	2,372,068
BMD2 Re-Remic Trust(a),(f)
Series 2019-FRR1 Class 3AB
05/25/2052	0.000%	2,821,000	2,225,999
Subordinated Series 2019-FRR1 Class 2C
05/25/2052	0.000%	14,258,000	14,167,805
BMO Mortgage Trust(c)
Series 2024-5C4 Class A3
05/15/2057	6.526%	9,140,000	9,721,253
Series 2024-5C8 Class A3
12/15/2057	5.625%	13,230,000	13,670,149
Subordinated Series 2024-5C6 Class C
09/15/2057	5.885%	750,000	767,575
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BMO Mortgage Trust
Series 2024-5C5 Class A3
02/15/2057	5.857%	2,600,000	2,687,662
BOCA Commercial Mortgage Trust(a),(b)
Series 2024-BOCA Class A
1-month Term SOFR + 1.921% Floor 1.921% 08/15/2041	6.233%	4,000,000	4,015,026
BPR Commercial Mortgage Trust(a),(c)
Subordinated Series 2024-PARK Class B
11/05/2039	5.991%	5,000,000	5,111,837
BPR Trust(a),(b)
Series 2021-NRD Class A
1-month Term SOFR + 1.525% Floor 1.525% 12/15/2038	5.837%	3,045,000	2,934,571
Series 2022-OANA Class A
1-month Term SOFR + 1.898% Floor 1.898% 04/15/2037	6.210%	2,300,000	2,302,872
BPR Trust(a),(c)
Series 2023-BRK2 Class A
11/05/2028	6.899%	5,400,000	5,646,164
BX Commercial Mortgage Trust(a),(b)
Series 2021-VOLT Class G
1-month Term SOFR + 2.964% Floor 2.850% 09/15/2036	7.276%	3,000,000	2,985,117
Series 2022-CSMO Class A
1-month Term SOFR + 2.115% Floor 2.115% 06/15/2027	6.427%	5,918,000	5,936,504
Series 2023-VLT3 Class A
1-month Term SOFR + 1.940% Floor 1.940% 11/15/2028	6.252%	5,000,000	4,953,774
Series 2023-XL3 Class A
1-month Term SOFR + 1.761% Floor 1.761% 12/09/2040	6.073%	3,580,044	3,587,875
Series 2024-AIR2 Class A
1-month Term SOFR + 1.492% Floor 1.492% 10/15/2041	6.296%	3,500,000	3,513,138
Series 2024-AIRC Class A
1-month Term SOFR + 1.691% Floor 1.691% 08/15/2039	6.003%	5,000,000	5,025,019
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-GPA3 Class A
1-month Term SOFR + 1.293% Floor 1.293% 12/15/2039	5.662%	5,000,000	4,998,433
Subordinated Series 2021-21M Class E
1-month Term SOFR + 2.285% Floor 2.171% 10/15/2036	6.597%	1,925,000	1,896,125
Subordinated Series 2021-IRON Class E
1-month Term SOFR + 2.464% Floor 2.350% 02/15/2038	6.776%	2,822,134	2,696,780
Subordinated Series 2021-SOAR Class F
1-month Term SOFR + 2.464% Floor 2.350% 06/15/2038	6.776%	13,414,088	13,380,544
Subordinated Series 2022-CSMO Class B
1-month Term SOFR + 3.141% Floor 3.141% 06/15/2027	7.453%	3,490,000	3,503,098
Subordinated Series 2024-MF Class D
1-month Term SOFR + 2.690% Floor 2.690% 02/15/2039	6.996%	2,656,364	2,664,665
Subordinated Series 2024-XL5 Class C
1-month Term SOFR + 1.941% Floor 1.941% 03/15/2041	6.253%	4,323,516	4,326,219
BX Commercial Mortgage Trust(a),(c)
Subordinated Series 2020-VIV3 Class B
03/09/2044	3.544%	5,780,000	5,355,651
BX Trust(a),(b)
1-month Term SOFR + 2.090% Floor 2.090% 03/15/2041	6.402%	11,000,000	11,006,880
Series 2021-LGCY Class D
1-month Term SOFR + 0.115% Floor 1.302% 10/15/2036	5.728%	590,000	585,575
Series 2023-DELC Class A
1-month Term SOFR + 2.690% Floor 2.690% 05/15/2038	7.002%	2,000,000	2,012,500
Series 2024-CNYN Class C
1-month Term SOFR + 1.941% Floor 1.941% 04/15/2029	6.253%	1,690,566	1,691,094
Series 2024-VLT4 Class A
1-month Term SOFR + 1.491% Floor 1.491% 07/15/2029	5.803%	5,790,000	5,789,995
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-DIME Class A
1-month Term SOFR + 1.150% Floor 1.150% 02/15/2035	5.460%	4,000,000	3,989,987
Series 2025-ROIC Class C
1-month Term SOFR + 1.543% Floor 1.693% 03/15/2030	5.843%	2,500,000	2,496,875
Subordinated Series 2022-VAMF Class E
1-month Term SOFR + 2.700% Floor 2.700% 01/15/2039	7.012%	5,000,000	4,921,877
Subordinated Series 2024-BIO Class B
1-month Term SOFR + 1.941% 02/15/2041	6.253%	3,000,000	2,999,061
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,115,000	1,033,809
BX Trust(a),(b),(d)
Series 2025-VLT6 Class C
1-month Term SOFR + 2.192% 03/15/2030	6.515%	5,000,000	4,985,933
BXHPP Trust(a),(b)
Series 2021-FILM Class A
1-month Term SOFR + 0.764% Floor 0.650% 08/15/2036	5.076%	7,000,000	6,790,000
CAMB Commercial Mortgage Trust(a)
Series 2021-CX2 Class A
11/10/2046	2.700%	7,200,000	6,042,367
Cantor Commercial Real Estate Lending
Series 2019-CF1 Class A2
05/15/2052	3.623%	3,391,294	3,222,945
Series 2019-CF3 Class A3
01/15/2053	2.752%	16,100,000	14,772,339
Cantor Commercial Real Estate Lending(c),(e)
Series 2019-CF2 Class XA
11/15/2052	1.172%	38,024,247	1,475,474
CCUBS Commercial Mortgage Trust(c)
Subordinated Series 2017-C1 Class B
11/15/2050	4.159%	1,505,000	1,415,587
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	13,995,434	13,550,454
Series 2017-CD6 Class A4
11/13/2050	3.190%	20,000,000	19,380,746
CD Mortgage Trust(c),(e)
Series 2019-CD8 Class XA
08/15/2057	1.393%	45,625,178	2,221,709
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	5,900,000	5,800,030
CFCRE Commercial Mortgage Trust(c),(e)
Series 2016-C4 Class XA
05/10/2058	1.565%	43,819,406	444,057
CFCRE Commercial Mortgage Trust(c)
Subordinated Series 2016-C7 Class C
12/10/2054	4.363%	1,000,000	938,471
Citigroup Commercial Mortgage Trust
Series 2015-GC31 Class A4
06/10/2048	3.762%	2,000,000	1,988,248
Series 2015-GC35 Class A3
11/10/2048	3.549%	10,000,000	9,902,110
Series 2016-GC37 Class A4
04/10/2049	3.314%	2,875,000	2,832,246
Series 2019-C7 Class A4
12/15/2072	3.102%	3,985,000	3,702,004
Series 2019-GC43 Class A3
11/10/2052	2.782%	9,998,711	9,077,714
Citigroup Commercial Mortgage Trust(a),(b)
Series 2021-PRM2 Class F
1-month Term SOFR + 3.864% Floor 3.750% 10/15/2036	8.176%	1,500,000	1,477,857
Citigroup Commercial Mortgage Trust(c)
Subordinated Series 2015-GC35 Class AS
11/10/2048	4.072%	1,300,000	1,229,207
Subordinated Series 2020-GC46 Class B
02/15/2053	3.150%	2,000,000	1,694,692
Citigroup Commercial Mortgage Trust(a),(c)
Subordinated Series 2016-C2 Class E
08/10/2049	4.386%	2,420,000	2,072,436
Subordinated Series 2023-SMRT Class C
06/10/2028	6.048%	1,000,000	1,005,977
COMM Mortgage Trust
Series 2016-CR28 Class A4
02/10/2049	3.762%	3,000,000	2,973,023
Subordinated Series 2016-COR1 Class B
10/10/2049	3.897%	3,000,000	2,799,134
COMM Mortgage Trust(a)
Series 2024-277P Class A
08/10/2044	6.338%	12,870,000	13,453,191
COMM Mortgage Trust(a),(c),(e)
Series 2024-277P Class X
08/10/2044	0.661%	7,580,000	218,633
COMM Mortgage Trust(a),(c)
Series 2024-CBM Class A2
12/10/2041	5.867%	2,115,000	2,160,820
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-CBM Class B
12/10/2041	6.511%	1,250,000	1,287,221
COMM Mortgage Trust(c)
Subordinated Series 2015-CR23 Class C
05/10/2048	4.295%	1,830,000	1,734,138
Subordinated Series 2015-CR27 Class B
10/10/2048	4.344%	2,000,000	1,932,866
Subordinated Series 2017-COR2 Class B
09/10/2050	4.206%	2,500,000	2,375,768
Commercial Mortgage Pass-Through Certificates(a)
Series 2012-LTRT Class A2
10/05/2030	3.400%	2,610,174	2,505,741
Commercial Mortgage Pass-Through Certificates(c)
Subordinated Series 2019-BN24 Class C
11/15/2062	3.517%	1,000,000	849,474
Commercial Mortgage Trust
Series 2014-UBS4 Class A5
08/10/2047	3.694%	154,278	152,148
Series 2015-CR25 Class A4
08/10/2048	3.759%	4,000,000	4,006,832
Series 2015-DC1 Class A5
02/10/2048	3.350%	6,931	6,922
Series 2015-PC1 Class A5
07/10/2050	3.902%	1,989,853	1,986,022
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,410,989	8,146,806
CONE Trust(a),(b)
Series 2024-DFW1 Class A
1-month Term SOFR + 1.642% Floor 1.642% 08/15/2041	6.446%	1,500,000	1,501,900
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	14,800,000	13,578,999
CSAIL Commercial Mortgage Trust
Series 2019-C16 Class A3
06/15/2052	3.329%	3,000,000	2,804,437
Series 2019-C18 Class A4
12/15/2052	2.968%	3,345,000	3,051,414
CSAIL Commercial Mortgage Trust(c)
Subordinated Series 2018-C14 Class B
11/15/2051	4.877%	1,000,000	935,481
Subordinated Series 2020-C19 Class B
03/15/2053	3.476%	2,740,000	2,338,736
Subordinated Series 2020-C19 Class C
03/15/2053	3.643%	2,345,000	1,944,023
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DBGS Mortgage Trust(a),(b)
Series 2018-BIOD Class E
1-month Term SOFR + 1.996% Floor 1.950% 05/15/2035	6.308%	2,250,000	2,223,316
Series 2018-BIOD Class F
1-month Term SOFR + 2.296% Floor 2.250% 05/15/2035	6.608%	8,850,000	8,806,179
DBJPM Mortgage Trust(c),(e)
Series 2020-C9 Class XA
09/15/2053	1.700%	42,366,360	1,970,599
DBWF Mortgage Trust(a),(c)
Series 2016-85T Class D
12/10/2036	3.808%	2,000,000	1,828,974
DC Commercial Mortgage Trust(a)
Series 2023-DC Class A
09/12/2040	6.314%	7,175,000	7,411,205
DK Trust(a),(b)
Subordinated Series 2024-SPBX Class D
1-month Term SOFR + 2.750% Floor 1.500% 03/15/2034	7.554%	1,500,000	1,498,594
DTP Commercial Mortgage Trust(a),(c)
Series 2023-STE2 Class A
01/15/2041	5.843%	2,000,000	2,049,312
ELM Trust(a),(c)
Subordinated Series 2024-ELM Class C15
06/10/2039	6.396%	5,000,000	5,069,193
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month Term SOFR + 2.964% Floor 2.850% 07/15/2038	7.276%	2,602,751	2,604,377
Fashion Show Mall LLC(a),(c)
Series 2024-SHOW Class A
10/10/2029	5.274%	5,000,000	5,015,908
FirstKey Homes Trust(a)
Series 2020-SFR1 Class A
08/17/2037	1.339%	5,915,605	5,821,848
Subordinated Series 2020-SFR2 Class E
10/19/2037	2.668%	3,432,000	3,365,282
Fontainebleau Miami Beach Mortgage Trust(a),(b)
Series 2024-FBLU Class A
1-month Term SOFR + 1.450% Floor 1.450% 12/15/2039	5.943%	3,650,000	3,664,845
Series 2024-FBLU Class C
1-month Term SOFR + 2.150% Floor 2.150% 12/15/2039	6.643%	1,000,000	1,005,008
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-FBLU Class D
1-month Term SOFR + 2.600% Floor 2.600% 12/15/2039	7.093%	2,500,000	2,515,650
FS Rialto(a),(b)
Series 2021-FL3 Class A
1-month Term SOFR + 1.364% Floor 1.364% 11/16/2036	5.676%	3,201,543	3,197,008
FS Rialto Issuer LLC(a),(b)
Series 2025-FL10 Class A
1-month Term SOFR + 1.385% 02/01/2030	5.685%	5,000,000	4,990,612
FS Trust(a),(b)
Series 2024-HULA Class A
1-month Term SOFR + 1.811% Floor 1.811% 08/15/2039	6.615%	4,450,000	4,463,912
GAM Investments(a),(g)
Subordinated Series 2021-F Class A
09/27/2051	0.000%	2,186,000	2,171,623
Subordinated Series 2021-F Class D
09/27/2051	0.000%	1,777,000	1,695,751
Subordinated Series 2021-F Class E
09/27/2051	0.000%	1,798,000	1,788,626
Subordinated Series 2021-F Class G
09/27/2051	0.000%	1,797,000	1,786,447
Subordinated Series 2021-F Class H
09/27/2051	0.000%	1,510,000	1,064,961
GAM Investments(a),(c)
Subordinated Series 2021-F Class C
09/27/2051	1.000%	1,778,000	1,724,135
GAM Resecuritization Trust(a),(c)
Series 2022-FRR3 Class BK71
01/29/2052	1.988%	3,736,000	3,230,344
GAM Resecuritization Trust(a),(f)
Subordinated Series 2022-FRR3 Class BK61
11/27/2049	0.000%	2,543,000	2,174,825
Subordinated Series 2022-FRR3 Class CK47
05/27/2048	0.000%	1,474,000	1,443,870
Subordinated Series 2022-FRR3 Class DK47
05/27/2048	0.000%	1,473,000	1,435,451
GAM Resecuritization Trust(a),(g)
Subordinated Series 2022-FRR3 Class BK89
01/29/2052	0.000%	2,169,000	1,643,408
Great Wolf Trust(a),(b)
Subordinated Series 2024-WLF2 Class B
1-month Term SOFR + 2.141% 05/15/2041	6.447%	4,957,000	4,978,722
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp II(a),(c)
Series 2017-375H Class A
09/10/2037	3.475%	5,000,000	4,740,958
GS Mortgage Securities Corp. II(a)
Series 2012-BWTR Class A
11/05/2034	2.954%	3,753,378	3,183,883
GS Mortgage Securities Corp. Trust(a),(b)
Series 2021-ARDN Class A
1-month Term SOFR + 1.364% Floor 1.250% 11/15/2036	5.676%	3,000,000	2,981,981
GS Mortgage Securities Corp. Trust(a),(c)
Series 2024-RVR Class A
08/10/2029	5.372%	10,100,000	10,112,741
Series 2024-RVR Class B
08/10/2029	5.723%	2,569,000	2,580,489
GS Mortgage Securities Trust(a),(c)
Series 2013-PEMB Class A
03/05/2033	3.550%	2,010,000	1,737,548
GS Mortgage Securities Trust
Series 2016-GS2 Class A3
05/10/2049	2.791%	4,385,980	4,306,759
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	9,675,693
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	19,315,194
Series 2019-GSA1 Class A4
11/10/2052	3.048%	3,000,000	2,783,597
Series 2020-GC45 Class A5
02/13/2053	2.911%	1,810,000	1,667,893
Subordinated Series 2019-GC39 Class B
05/10/2052	3.970%	1,000,000	875,138
GS Mortgage Securities Trust(c)
Subordinated Series 2015-GC30 Class AS
05/10/2050	3.777%	4,250,570	4,146,130
Subordinated Series 2016-GS3 Class C
10/10/2049	3.979%	1,500,000	1,375,876
HGI CRE CLO Ltd.(a),(b)
Series 2022-FL3 Class A
30-day Average SOFR + 1.700% Floor 1.700% 04/20/2037	6.196%	730,944	730,959
HTL Commercial Mortgage Trust(a),(c)
Series 2024-T53 Class A
05/10/2039	5.875%	5,500,000	5,566,069
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,160,000	1,999,819
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hudson Yards Mortgage Trust(a),(c)
Series 2025-SPRL Class B
01/13/2040	5.758%	3,617,000	3,690,899
Hudsons Bay Simon JV Trust(a)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,788,295
Series 2015-HB7 Class A7
08/05/2034	3.914%	960,614	948,029
ILPT Commercial Mortgage Trust(a),(b)
Series 2022-LPF2 Class A
1-month Term SOFR + 2.245% Floor 2.245% 10/15/2039	6.557%	5,123,089	5,128,937
INTOWN Mortgage Trust(a),(b)
Subordinated Series 2022-STAY Class D
1-month Term SOFR + 4.134% Floor 4.134% 08/15/2037	8.446%	2,500,000	2,498,438
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30 Class A5
07/15/2048	3.822%	4,200,000	4,167,370
JPMBB Commercial Mortgage Securities Trust(c)
Subordinated Series 2015-C29 Class AS
05/15/2048	3.917%	2,292,000	2,281,079
JPMCC_17-JP6
Series 20 17-JP6 Class A5
07/15/2050	3.490%	4,872,000	4,653,859
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	6,009,632	5,861,197
Series 2017-C7 Class A5
10/15/2050	3.409%	1,500,000	1,441,562
Series 2019-COR6 Class A3
11/13/2052	2.795%	7,500,000	6,758,641
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2018-WPT Class AFX
07/05/2033	4.248%	13,000,000	12,350,001
Series 2019-OSB Class A
06/05/2039	3.397%	2,110,000	1,960,068
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2021-HTL5 Class A
1-month Term SOFR + 1.229% Floor 1.115% 11/15/2038	5.541%	7,080,000	7,071,149
Series 2021-MHC Class B
1-month Term SOFR + 1.414% Floor 1.050% 04/15/2038	5.727%	1,700,000	1,698,938
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-ACB Class E
30-day Average SOFR + 3.350% Floor 3.350% 03/15/2039	7.689%	6,450,000	6,462,094
Series 2025-BMS Class A
1-month Term SOFR + 1.600% 01/15/2042	5.900%	2,970,000	2,956,996
Series 2025-BMS Class B
1-month Term SOFR + 2.000% Floor 2.000% 01/15/2042	6.300%	7,000,000	7,002,162
KIND Commercial Mortgage Trust(a),(b)
Series 2024-1 Class A
1-month Term SOFR + 1.890% Floor 1.890% 08/15/2041	6.694%	2,500,000	2,504,698
KIND Trust(a),(b)
Series 2021-KIND Class A
1-month Term SOFR + 1.064% Floor 0.950% 08/15/2038	5.376%	2,023,109	1,996,920
KSL Commercial Mortgage Trust(a),(b)
Series 2024-HT2 Class B
1-month Term SOFR + 2.042% Floor 2.042% 12/15/2039	6.354%	5,000,000	5,025,042
Ladder Capital Commercial Mortgage(a)
Series 2017-LC26 Class A4
07/12/2050	3.551%	4,500,000	4,342,813
LAQ Mortgage Trust(a),(b)
Series 2023-LAQ Class A
1-month Term SOFR + 2.091% Floor 2.091% 03/15/2036	6.403%	229,089	229,376
Life Mortgage Trust(a),(b)
Series 2022-BMR2 Class A1
1-month Term SOFR + 1.295% Floor 1.295% 05/15/2039	5.607%	4,000,000	3,919,953
Subordinated Series 2021-BMR Class F
1-month Term SOFR + 2.464% Floor 2.350% 03/15/2038	6.776%	2,350,600	2,324,285
LoanCore Issuer LLC(a),(b)
Series 2025-CRE8 Class A
1-month Term SOFR + 1.385% Floor 1.385% 08/17/2042	5.760%	5,000,000	4,992,175
LSTAR Commercial Mortgage Trust(a)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	787,361
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MED Commercial Mortgage Trust(a),(b)
Series 2024-MOB Class A
1-month Term SOFR + 1.592% Floor 1.592% 05/15/2041	5.903%	5,200,000	5,167,500
MF1 LLC(a),(b)
Series 2022-FL9 Class A
1-month Term SOFR + 2.150% Floor 2.150% 06/19/2037	6.462%	2,471,849	2,474,163
Series 2025-FL17 Class A
1-month Term SOFR + 1.320% Floor 1.320% 02/18/2040	5.633%	2,850,000	2,842,909
MHP MHIL(a),(b)
Subordinated Series 2022 Class E
1-month Term SOFR + 2.611% Floor 2.611% 01/15/2027	6.923%	2,734,842	2,724,582
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	1,575,000	1,369,113
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28 Class A3
01/15/2049	3.272%	1,101,545	1,091,166
Series 2016-C29 Class ASB
05/15/2049	3.140%	211,659	211,673
Series 2016-C30 Class A5
09/15/2049	2.860%	3,010,000	2,907,046
Series 2017-C34 Class A4
11/15/2052	3.536%	2,285,000	2,211,701
Subordinated Series 2015-C25 Class AS
10/15/2048	4.069%	1,551,000	1,521,084
Morgan Stanley Bank of America Merrill Lynch Trust(c)
Subordinated Series 2015-C27 Class B
12/15/2047	4.482%	1,750,000	1,687,798
Subordinated Series 2015-C27 Class C
12/15/2047	4.482%	3,000,000	2,866,701
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,300,158	8,070,593
Series 2020-HR8 Class A4
07/15/2053	2.041%	1,500,000	1,303,752
Morgan Stanley Capital I Trust(c),(e)
Series 2021-L5 Class XA
05/15/2054	1.280%	31,700,266	1,682,492
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MTN Commercial Mortgage Trust(a),(b)
Series 2022-LPFL Class A
1-month Term SOFR + 1.397% Floor 1.397% 03/15/2039	5.709%	2,000,000	2,000,000
NJ Trust(a),(c)
Series 2023-GSP Class A
01/06/2029	6.481%	6,800,000	7,154,613
NXPT Commercial Mortgage Trust(a),(c)
Series 2024-STOR Class B
11/01/2041	4.803%	5,000,000	4,873,545
NYC Commercial Mortgage Trust(a),(b)
Series 2025-3BP Class A
1-month Term SOFR + 1.213% 02/15/2042	5.523%	3,500,000	3,486,998
Series 2025-3BP Class C
1-month Term SOFR + 1.892% Floor 1.892% 02/15/2042	6.202%	3,000,000	2,990,620
ONNI Commerical Mortgage Trust(a),(c)
Series 2024-APT Class A
07/15/2039	5.567%	2,500,000	2,542,570
ORL Trust(a),(b)
Series 2024-GLKS Class C
1-month Term SOFR + 2.291% Floor 2.291% 12/15/2039	6.791%	5,000,000	5,006,254
PFP Ltd.(a),(b)
Series 2023-10 Class A
1-month Term SOFR + 2.365% Floor 2.365% 09/16/2038	6.677%	2,605,181	2,610,066
Series 2024-11 Class A
1-month Term SOFR + 1.832% Floor 1.832% 09/17/2039	6.613%	2,926,861	2,944,255
RFM Re-REMIC Trust(a),(c)
Series 2022-FRR1 Class AB60
11/08/2049	2.470%	970,000	893,329
Series 2022-FRR1 Class AB64
03/01/2050	2.314%	1,460,000	1,337,944
RFM Re-REMIC Trust(a),(g)
Subordinated Series 2022-FRR1 Class CK60
11/08/2049	0.000%	450,000	383,888
RFR Trust(a),(c),(d)
Series 2025-SGRM Class A
03/11/2029	5.562%	9,180,000	9,285,364
SCOTT Trust(a)
Series 2023-SFS Class A
03/15/2040	5.910%	3,340,000	3,413,787
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SDR Commercial Mortgage Trust(a),(b)
Subordinated Series 2024-DSNY Class B
1-month Term SOFR + 1.741% Floor 1.741% 05/15/2039	6.545%	2,500,000	2,499,219
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	4,976,484
SHER Trust(a),(b)
Series 2024-DAL Class A
1-month Term SOFR + 1.641% Floor 1.641% 04/15/2037	6.445%	4,525,000	4,527,828
SMRT Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class D
1-month Term SOFR + 1.950% Floor 1.950% 01/15/2039	6.262%	3,850,000	3,801,875
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	5.862%	5,670,000	5,591,998
SREIT Trust(a),(b)
Subordinated Series 2021-MFP2 Class B
1-month Term SOFR + 1.286% Floor 1.171% 11/15/2036	5.597%	4,538,000	4,530,909
Subordinated Series 2021-PALM Class E
1-month Term SOFR + 2.024% Floor 1.910% 10/15/2034	6.336%	6,275,000	6,196,562
Starwood Retail Property Trust(a),(b)
Series 2014-STAR Class A
Prime Rate + -0.882% Floor 1.470% 11/15/2027	6.618%	2,248,546	1,430,660
SWCH Commercial Mortgage Trust(a),(b)
Series 2025-DATA Class B
1-month Term SOFR + 1.842% Floor 1.842% 03/15/2042	6.150%	2,500,000	2,490,646
Series 2025-DATA Class C
1-month Term SOFR + 2.092% Floor 2.042% 03/15/2042	6.399%	2,500,000	2,490,621
TCO Commercial Mortgage Trust(a),(b)
Series 2024-DPM Class A
1-month Term SOFR + 1.243% Floor 1.243% 12/15/2039	5.549%	8,105,000	8,107,533
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
THPT Mortgage Trust(a),(c)
Series 2023-THL Class A
12/10/2034	6.994%	4,454,348	4,567,167
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	5,231,111	5,143,425
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1 Class A4
09/15/2048	3.789%	7,881,716	7,834,065
Series 2017-C39 Class A4
09/15/2050	3.157%	10,065,000	9,708,627
Series 2018-C45 Class A3
06/15/2051	3.920%	15,968,202	15,613,424
Series 2020-C55 Class A5
02/15/2053	2.725%	3,407,709	3,054,325
Series 2021-C61 Class A4
11/15/2054	2.658%	7,990,000	6,959,910
Subordinated Series 2014-LC18 Class B
12/15/2047	3.959%	1,858,422	1,833,445
Subordinated Series 2021-C59 Class C
04/15/2054	3.284%	2,590,000	2,109,183
Wells Fargo Commercial Mortgage Trust(c),(e)
Series 2021-C59 Class XA
04/15/2054	1.500%	20,169,337	1,320,650
Series 2021-C60 Class XA
08/15/2054	1.495%	4,013,766	276,010
Wells Fargo Commercial Mortgage Trust(c)
Series 2022-C62 Class A4
04/15/2055	4.000%	5,330,000	4,991,985
Subordinated Series 2016-C33 Class B
03/15/2059	4.506%	3,005,000	2,963,849
Subordinated Series 2016-C35 Class C
07/15/2048	4.176%	2,100,000	2,021,162
Subordinated Series 2017-C41 Class B
11/15/2050	4.188%	1,690,000	1,594,748
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2024-1CHI Class A
07/15/2035	5.308%	6,000,000	6,049,787
WFLD Mortgage Trust(a),(c)
Series 2014-MONT Class A
08/10/2031	3.755%	923,826	872,408
WSTN Trust(a),(c)
Series 2023-MAUI Class A
07/05/2037	6.297%	2,500,000	2,550,879
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,054,836,618)			1,043,410,418

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Intelsat SA(h)	88,937	3,327,756
Wireless Telecommunication Services 0.0%
Digicel Ltd.(h),(i),(j),(k)	59,381	415,667
Total Communication Services		3,743,423
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Prairie Provident Resources, Inc.(h),(k)	1,728	87
Total Energy		87
Financials 0.0%
Financial Services 0.0%
DSG TopCo, Inc.(h)	54,244	1,032,345
Total Financials		1,032,345
Total Common Stocks (Cost $3,207,045)		4,775,855

Convertible Bonds(l) 0.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Banking 0.1%
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico(a),(m)
Subordinated
02/11/2035	7.625%		1,150,000	1,177,287
Lloyds Banking Group PLC(m),(n)
	8.000%		1,611,000	1,690,335
Sumitomo Mitsui Financial Group, Inc.(m),(n)
	6.450%		1,996,000	1,996,226
UBS Group AG(a),(m),(n)
	9.250%		794,000	867,841
	9.250%		325,000	375,961
Total				6,107,650
Food and Beverage 0.0%
Davide Campari-Milano NV(a)
01/17/2029	2.375%	EUR	1,400,000	1,389,109
Technology 0.0%
Worldline SA(a),(g)
07/30/2025	0.000%	EUR	400,000	487,494
07/30/2026	0.000%	EUR	2,415,912	2,403,798
Total				2,891,292
Total Convertible Bonds (Cost $10,146,704)				10,388,051
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Digicel Ltd.(i),(j),(k)	6.750%	3,868	38,680
Total Communication Services			38,680
Total Convertible Preferred Stocks (Cost $38,680)			38,680

Corporate Bonds & Notes(l) 27.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
BAE Systems PLC(a)
03/26/2029	5.125%	1,649,000	1,670,689
04/15/2030	3.400%	690,000	646,654
Boeing Co. (The)
02/04/2026	2.196%	9,805,000	9,567,529
02/01/2031	3.625%	2,375,000	2,193,145
05/01/2034	6.528%	2,295,000	2,460,291
02/01/2035	3.250%	4,659,000	3,822,070
05/01/2040	5.705%	374,000	366,682
03/01/2047	3.650%	1,060,000	745,091
03/01/2048	3.625%	3,800,000	2,649,415
05/01/2049	3.900%	2,010,000	1,449,163
05/01/2050	5.805%	1,695,000	1,637,237
05/01/2054	6.858%	161,000	177,017
08/01/2059	3.950%	3,500,000	2,426,067
05/01/2060	5.930%	447,000	425,818
05/01/2064	7.008%	933,000	1,029,078
Bombardier, Inc.(a)
04/15/2027	7.875%	2,117,000	2,125,442
02/15/2028	6.000%	1,550,000	1,544,597
02/01/2029	7.500%	500,000	516,701
07/01/2031	7.250%	1,020,000	1,044,240
General Electric Co.(b)
3-month Term SOFR + 0.742% 08/15/2036	5.065%	5,380,000	5,068,450
Goat Holdco LLC(a)
02/01/2032	6.750%	695,000	694,967
HEICO Corp.
08/01/2028	5.250%	1,658,000	1,689,772
Huntington Ingalls Industries, Inc.
08/16/2028	2.043%	6,666,000	6,053,753
05/01/2030	4.200%	2,677,000	2,567,157
L3Harris Technologies, Inc.
06/01/2029	5.050%	797,000	805,438
Textron, Inc.
03/01/2025	3.875%	274,000	273,989
United Technologies Corp.
11/16/2038	4.450%	608,000	557,898
Total			54,208,350
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
American Airlines Pass-Through Trust
Series 2015-2 Class AA
09/22/2027	3.600%	66,899	64,748
Series 2016-1 Class AA
07/15/2029	3.575%	391,952	378,367
Series 2016-2 Class AA
06/15/2028	3.200%	452,611	430,678
Series 2016-3
10/15/2028	3.250%	1,642,814	1,516,247
Series 2017-2 Class AA
10/15/2029	3.350%	1,266,594	1,194,960
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	1,050,000	1,043,569
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	4,933,759	4,622,682
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	7,270,857	7,224,700
Southwest Airlines Co.
06/15/2027	5.125%	1,665,000	1,680,254
United Airlines Pass-Through Trust
Series 2023-1 Class A
01/15/2036	5.800%	4,579,775	4,685,688
United Airlines, Inc.(a)
04/15/2026	4.375%	2,775,000	2,740,055
04/15/2029	4.625%	840,000	809,823
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	369,954	375,287
Total			26,767,058
Apartment REIT 0.1%
American Homes 4 Rent LP
02/15/2028	4.250%	242,000	238,689
04/15/2032	3.625%	266,000	243,038
02/01/2034	5.500%	1,647,000	1,671,505
07/15/2051	3.375%	1,735,000	1,184,523
04/15/2052	4.300%	1,270,000	1,026,513
Camden Property Trust
11/03/2026	5.850%	1,258,000	1,285,518
Essex Portfolio LP
04/01/2035	5.375%	1,059,000	1,071,617
Invitation Homes Operating Partnership LP
11/15/2028	2.300%	973,000	892,395
08/15/2031	2.000%	2,677,000	2,235,683
08/15/2033	5.500%	1,315,000	1,334,453
Mid-America Apartments LP
02/15/2032	5.300%	926,000	943,559
Total			12,127,493
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 1.2%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	2,700,000	2,700,000
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	600,000	597,397
American Honda Finance Corp.
01/12/2028	4.700%	1,340,000	1,349,801
11/15/2028	5.650%	671,000	693,777
10/23/2031	4.850%	6,485,000	6,472,603
BorgWarner, Inc.
08/15/2034	5.400%	919,000	918,653
Daimler Truck Finance North America LLC(a)
01/13/2035	5.625%	7,555,000	7,654,173
Dana, Inc.
06/15/2028	5.625%	800,000	796,458
Denso Corp.(a)
09/16/2026	1.239%	4,070,000	3,873,326
09/11/2029	4.420%	1,180,000	1,174,857
Ford Motor Co.
02/12/2032	3.250%	1,123,000	936,355
01/15/2043	4.750%	1,985,000	1,543,595
Ford Motor Credit Co. LLC
08/04/2025	4.134%	950,000	945,417
11/13/2025	3.375%	1,000,000	986,696
05/17/2027	5.850%	1,750,000	1,763,552
08/17/2027	4.125%	2,063,000	1,994,942
05/12/2028	6.800%	450,000	465,042
03/08/2029	5.800%	4,865,000	4,874,519
05/03/2029	5.113%	1,205,000	1,171,580
11/07/2029	5.875%	6,225,000	6,228,138
06/17/2031	3.625%	1,151,000	1,005,692
General Motors Co.
10/01/2025	6.125%	313,000	314,858
04/01/2035	5.000%	4,415,000	4,166,109
10/02/2043	6.250%	774,000	768,223
General Motors Financial Co., Inc.
07/13/2025	4.300%	1,060,000	1,058,224
10/10/2025	6.050%	3,385,000	3,407,470
03/01/2026	5.250%	2,143,000	2,149,573
06/23/2028	5.800%	1,850,000	1,895,487
10/15/2028	2.400%	2,820,000	2,580,477
07/15/2029	5.550%	4,302,000	4,364,798
10/06/2029	4.900%	1,693,000	1,671,807
01/07/2030	5.350%	5,645,000	5,664,420
06/21/2030	3.600%	1,710,000	1,578,489
01/08/2031	2.350%	1,566,000	1,332,811
01/07/2034	6.100%	447,000	456,427
01/07/2035	5.900%	1,792,000	1,806,392
General Motors Financial Co., Inc.(d)
04/04/2028	5.050%	6,005,000	6,016,686
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Harley-Davidson Financial Services, Inc.(a)
06/08/2025	3.350%		1,155,000	1,149,485
Hyundai Capital America(a)
06/26/2025	5.800%		5,620,000	5,633,460
11/01/2027	4.875%		4,585,000	4,600,133
06/26/2028	5.680%		1,048,000	1,074,306
09/21/2028	6.100%		4,833,000	5,029,633
01/16/2029	6.500%		1,072,000	1,132,142
06/24/2029	5.300%		1,267,000	1,286,515
Hyundai Capital Services, Inc.(a)
04/24/2025	2.125%		3,320,000	3,306,451
LKQ Corp.
06/15/2028	5.750%		3,405,000	3,495,627
Mercedes-Benz Finance North America LLC(a)
11/15/2027	4.900%		5,080,000	5,104,003
08/01/2029	4.800%		1,270,000	1,270,788
Nissan Motor Acceptance Co. LLC(a)
09/13/2029	5.550%		3,255,000	3,245,247
Tenneco, Inc.(a)
11/17/2028	8.000%		4,625,000	4,596,057
Toyota Motor Credit Corp.
10/08/2027	4.350%		1,405,000	1,406,515
08/09/2029	4.550%		1,014,000	1,014,688
11/20/2030	5.550%		1,241,000	1,295,496
01/09/2035	5.350%		8,162,000	8,340,909
Volkswagen Financial Services AG(a)
11/19/2031	3.875%	EUR	2,800,000	2,924,092
Volkswagen Group of America Finance LLC(a)
03/22/2027	5.300%		2,900,000	2,921,815
03/22/2029	5.250%		8,111,000	8,143,429
11/16/2030	6.450%		1,834,000	1,939,142
Volkswagen International Finance NV(a),(m),(n)
	7.875%	EUR	800,000	938,839
ZF North America Capital, Inc.(a)
04/14/2030	7.125%		1,350,000	1,349,992
Total				158,577,588
Banking 6.7%
ABN AMRO Bank NV(a),(m)
09/18/2027	6.339%		6,900,000	7,067,050
Subordinated
03/13/2037	3.324%		841,000	728,614
AIB Group PLC(a),(m)
10/14/2026	7.583%		4,320,000	4,394,864
Ally Financial, Inc.(m)
01/17/2031	5.543%		1,645,000	1,648,319
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Express Co.(m)
05/01/2026	4.990%	498,000	498,176
02/16/2028	5.098%	1,205,000	1,217,933
07/27/2029	5.282%	2,148,000	2,195,640
04/25/2030	5.532%	1,263,000	1,301,913
01/30/2031	5.085%	3,970,000	4,020,027
ANZ New Zealand International Ltd.(a)
08/14/2028	5.355%	4,595,000	4,716,526
Banco Santander SA
01/17/2030	5.565%	4,600,000	4,714,612
Banco Santander SA(m)
03/14/2030	5.538%	4,600,000	4,695,886
Bank of America Corp.(m)
07/22/2027	1.734%	13,400,000	12,887,920
04/27/2028	4.376%	357,000	354,786
12/20/2028	3.419%	788,000	761,066
03/05/2029	3.970%	2,047,000	2,006,963
06/14/2029	2.087%	11,319,000	10,423,299
09/15/2029	5.819%	1,375,000	1,422,632
07/23/2030	3.194%	34,964,000	32,708,834
10/22/2030	2.884%	648,000	596,232
01/24/2031	5.162%	250,000	253,119
02/13/2031	2.496%	8,712,000	7,800,122
04/29/2031	2.592%	4,382,000	3,929,189
07/23/2031	1.898%	355,000	304,896
10/24/2031	1.922%	3,775,000	3,219,092
04/22/2032	2.687%	713,000	627,399
07/21/2032	2.299%	785,000	669,230
10/20/2032	2.572%	7,384,000	6,375,785
09/15/2034	5.872%	1,912,000	2,002,351
01/23/2035	5.468%	1,145,000	1,164,382
01/24/2036	5.511%	2,104,000	2,150,058
Subordinated
10/25/2035	5.518%	12,334,000	12,196,670
02/12/2036	5.744%	2,219,000	2,230,700
Bank of America Corp.
Subordinated
04/21/2025	3.950%	2,500,000	2,496,779
03/03/2026	4.450%	2,000,000	1,997,505
Bank of America NA
08/18/2026	5.526%	5,575,000	5,661,289
Bank of Montreal(m)
01/27/2029	5.004%	2,715,000	2,741,480
09/10/2030	4.640%	2,544,000	2,530,701
Bank of Montreal
06/04/2031	5.511%	1,597,000	1,649,650
Bank of New York Mellon Corp. (The)(m)
04/26/2027	4.947%	2,770,000	2,785,207
02/11/2031	4.942%	7,030,000	7,105,590
Bank of New Zealand(a)
01/27/2027	2.285%	2,140,000	2,056,656
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of Nova Scotia (The)(m)
02/14/2031	5.130%	1,251,000	1,261,906
11/10/2032	4.740%	2,488,000	2,461,016
Banque Federative du Credit Mutuel SA(a)
01/26/2026	4.935%	2,001,000	2,008,454
02/16/2028	5.194%	2,760,000	2,797,387
01/22/2030	5.538%	4,110,000	4,227,695
Barclays PLC
03/16/2025	3.650%	270,000	269,844
Subordinated
05/09/2028	4.836%	995,000	990,801
Barclays PLC(m)
02/25/2031	5.367%	5,623,000	5,687,262
06/24/2031	2.645%	3,175,000	2,821,719
03/10/2032	2.667%	12,020,000	10,487,413
BNP Paribas SA(a),(m)
06/09/2026	2.219%	2,150,000	2,135,118
09/30/2028	1.904%	3,535,000	3,287,408
06/12/2029	5.335%	1,815,000	1,845,677
11/19/2030	5.283%	5,200,000	5,254,006
04/19/2032	2.871%	7,775,000	6,836,664
01/20/2033	3.132%	3,920,000	3,437,367
BPCE SA(a)
01/18/2027	5.203%	1,320,000	1,335,006
01/11/2028	3.250%	460,000	441,844
05/30/2029	5.281%	1,100,000	1,120,883
BPCE SA(a),(m)
01/18/2030	5.716%	1,070,000	1,093,245
01/14/2031	5.876%	4,025,000	4,139,763
CaixaBank SA(a),(m)
03/15/2030	5.673%	620,000	636,237
Canadian Imperial Bank of Commerce
06/28/2027	5.237%	2,985,000	3,031,539
Capital One Financial Corp.(m)
10/29/2027	7.149%	3,985,000	4,134,232
11/02/2027	1.878%	837,000	797,862
06/08/2029	6.312%	485,000	505,280
Subordinated
01/30/2036	6.183%	3,235,000	3,294,052
Citibank NA(m)
11/19/2027	4.876%	6,780,000	6,808,542
Citigroup, Inc.(m),(n)
	7.125%	8,890,000	9,087,574
Citigroup, Inc.
05/01/2026	3.400%	1,300,000	1,283,400
07/23/2048	4.650%	375,000	329,205
Subordinated
06/10/2025	4.400%	4,250,000	4,242,490
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(m)
06/09/2027	1.462%	20,000	19,211
11/05/2030	2.976%	14,780,000	13,567,835
01/29/2031	2.666%	5,550,000	5,002,904
05/01/2032	2.561%	4,520,000	3,922,830
01/25/2033	3.057%	2,800,000	2,458,064
Citigroup, Inc.(d),(m)
03/04/2029	4.786%	9,680,000	9,708,749
Citizens Financial Group, Inc.
02/06/2030	2.500%	1,251,000	1,114,303
Citizens Financial Group, Inc.(d),(m)
03/05/2031	5.253%	2,850,000	2,874,563
Citizens Financial Group, Inc.(m)
Subordinated
05/21/2037	5.641%	2,065,000	2,041,374
CoBank ACB(m)
12/31/2049	7.125%	403,000	411,839
Comerica, Inc.(m)
01/30/2030	5.982%	1,535,000	1,564,257
Commonwealth Bank of Australia(a)
Subordinated
09/12/2039	3.743%	235,000	194,285
Cooperatieve Rabobank UA(a),(m)
06/24/2026	1.339%	970,000	960,041
02/24/2027	1.106%	2,500,000	2,416,851
03/05/2030	5.447%	3,040,000	3,111,432
Credit Agricole SA(a),(m)
01/09/2029	5.230%	6,440,000	6,515,874
Credit Suisse AG
08/07/2026	1.250%	289,000	276,427
07/09/2027	5.000%	2,861,000	2,893,094
Credit Suisse Group AG(a),(m)
06/05/2026	2.193%	3,297,000	3,276,355
05/14/2032	3.091%	2,210,000	1,976,594
Danske Bank A/S(a),(m)
09/22/2026	6.259%	4,875,000	4,916,898
03/01/2030	5.705%	1,044,000	1,076,001
10/02/2030	4.613%	883,000	871,554
Danske Bank A/S(a),(d),(m)
03/04/2031	5.019%	4,660,000	4,673,328
Deutsche Bank AG(m)
01/10/2029	5.373%	1,200,000	1,211,081
Subordinated
01/14/2032	3.729%	2,000,000	1,796,058
Deutsche Bank AG
05/10/2029	5.414%	2,400,000	2,458,655
Discover Bank
03/13/2026	4.250%	789,000	784,111
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DNB Bank ASA(a),(m)
09/16/2026	1.127%	3,950,000	3,878,340
11/05/2030	4.853%	5,008,000	5,021,480
Federation des Caisses Desjardins du Quebec(a)
03/14/2028	5.700%	2,210,000	2,274,437
04/26/2029	5.250%	2,069,000	2,105,719
Fifth Third Bancorp(m)
07/27/2029	6.339%	7,505,000	7,855,410
04/25/2033	4.337%	2,362,000	2,238,102
Fifth Third Bank NA(m)
01/28/2028	4.967%	2,105,000	2,118,122
Goldman Sachs Bank(m)
03/18/2027	5.283%	1,169,000	1,177,007
Goldman Sachs Bank USA(m)
05/21/2027	5.414%	4,760,000	4,811,556
Goldman Sachs Group, Inc. (The)(m),(n)
	3.650%	2,135,000	2,058,039
Goldman Sachs Group, Inc. (The)(m)
08/10/2026	5.798%	6,720,000	6,751,605
03/09/2027	1.431%	11,449,000	11,088,148
02/24/2028	2.640%	3,320,000	3,193,680
10/24/2029	6.484%	631,000	667,162
04/25/2030	5.727%	631,000	650,891
07/23/2030	5.049%	4,210,000	4,238,100
04/22/2032	2.615%	12,585,000	10,991,328
07/21/2032	2.383%	10,475,000	8,970,384
07/23/2035	5.330%	1,815,000	1,815,930
10/23/2035	5.016%	1,268,000	1,239,610
01/28/2036	5.536%	3,208,000	3,265,089
11/19/2045	5.561%	1,155,000	1,148,017
01/28/2056	5.734%	3,655,000	3,729,333
Goldman Sachs Group, Inc. (The)
07/08/2044	4.800%	415,000	375,983
HSBC Holdings PLC(m)
03/10/2026	2.999%	929,000	928,703
06/04/2026	2.099%	1,983,000	1,969,996
05/17/2028	5.597%	975,000	990,991
09/22/2028	2.013%	4,879,000	4,553,929
11/19/2028	5.130%	6,860,000	6,911,944
08/17/2029	2.206%	1,620,000	1,482,995
05/24/2032	2.804%	2,113,000	1,844,344
HSBC Holdings PLC(d),(m)
03/03/2036	5.450%	9,665,000	9,645,716
Huntington Bancshares, Inc.(m)
08/21/2029	6.208%	4,040,000	4,212,761
01/15/2031	5.272%	1,370,000	1,386,961
Subordinated
11/18/2039	6.141%	1,686,000	1,719,132
Huntington National Bank (The)(m)
04/12/2028	4.871%	1,499,000	1,507,830
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intesa Sanpaolo SpA(a),(m)
Subordinated
06/01/2032	4.198%	1,100,000	994,884
JPMorgan Chase & Co.(m),(n)
	4.000%	2,993,000	2,993,832
JPMorgan Chase & Co.(m)
04/22/2026	2.083%	439,000	437,333
02/04/2027	1.040%	7,092,000	6,867,795
04/22/2027	1.578%	13,018,000	12,595,762
09/22/2027	1.470%	1,750,000	1,669,533
02/24/2028	2.947%	4,468,000	4,329,348
04/22/2028	5.571%	1,375,000	1,400,699
01/23/2029	3.509%	10,345,000	10,030,449
06/01/2029	2.069%	2,572,000	2,371,932
12/05/2029	4.452%	1,622,000	1,607,019
01/23/2030	5.012%	885,000	894,333
04/22/2030	5.581%	1,213,000	1,248,851
05/06/2030	3.702%	1,213,000	1,163,663
07/22/2030	4.995%	983,000	992,185
10/15/2030	2.739%	2,790,000	2,555,267
10/22/2030	4.603%	1,542,000	1,529,279
01/24/2031	5.140%	657,000	666,596
02/04/2032	1.953%	190,000	161,494
04/22/2032	2.580%	7,675,000	6,735,277
11/08/2032	2.545%	4,535,000	3,923,508
01/25/2033	2.963%	2,380,000	2,102,491
04/22/2035	5.766%	705,000	735,756
10/22/2035	4.946%	6,030,000	5,926,499
01/24/2036	5.502%	4,921,000	5,052,995
11/29/2045	5.534%	1,382,000	1,387,752
11/15/2048	3.964%	2,475,000	1,993,809
KBC Group NV(a),(m)
10/16/2030	4.932%	2,095,000	2,093,856
KeyCorp(m)
06/01/2033	4.789%	889,000	855,135
03/06/2035	6.401%	5,479,000	5,839,180
M&T Bank Corp.(m)
01/16/2036	5.385%	4,420,000	4,385,259
Mitsubishi UFJ Financial Group, Inc.(m)
01/16/2031	5.197%	600,000	609,296
01/16/2036	5.574%	2,559,000	2,625,111
Mizuho Financial Group, Inc.(m)
07/06/2029	5.778%	4,740,000	4,890,570
05/13/2031	5.098%	4,550,000	4,604,420
Morgan Stanley
01/27/2026	3.875%	6,407,000	6,370,489
07/27/2026	3.125%	673,000	660,581
Subordinated
09/08/2026	4.350%	9,045,000	9,012,314
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(m)
04/28/2026	2.188%	150,000	149,428
12/10/2026	0.985%	589,000	572,554
05/04/2027	1.593%	3,118,000	3,010,603
07/20/2027	1.512%	583,000	558,650
01/21/2028	2.475%	947,000	910,435
07/22/2028	3.591%	4,558,000	4,430,402
10/18/2028	6.296%	927,000	963,274
01/24/2029	3.772%	4,315,000	4,210,008
04/20/2029	5.164%	1,731,000	1,753,009
07/20/2029	5.449%	2,410,000	2,465,589
01/23/2030	4.431%	2,885,000	2,846,811
07/19/2030	5.042%	961,000	968,442
10/18/2030	4.654%	6,945,000	6,883,879
01/15/2031	5.230%	8,340,000	8,470,636
02/13/2032	1.794%	650,000	543,498
04/28/2032	1.928%	1,899,000	1,591,130
07/21/2032	2.239%	8,910,000	7,571,047
10/20/2032	2.511%	1,560,000	1,341,396
01/21/2033	2.943%	3,610,000	3,165,260
04/21/2034	5.250%	3,865,000	3,883,497
04/19/2035	5.831%	2,874,000	2,989,287
01/18/2036	5.587%	4,044,000	4,146,242
04/22/2039	4.457%	190,000	176,417
11/19/2055	5.516%	640,000	639,138
Subordinated
09/16/2036	2.484%	701,000	582,397
National Bank of Canada
12/18/2028	5.600%	1,513,000	1,561,735
10/10/2029	4.500%	4,260,000	4,201,283
Nationwide Building Society(a),(m)
02/16/2028	2.972%	980,000	947,105
Nationwide Building Society(a)
07/29/2029	5.127%	5,625,000	5,691,900
NatWest Group PLC(m)
08/15/2030	4.964%	2,910,000	2,913,008
03/01/2035	5.778%	1,168,000	1,199,882
NatWest Markets PLC(a)
05/17/2029	5.410%	1,907,000	1,954,359
PNC Financial Services Group, Inc. (The)(m)
06/12/2029	5.582%	3,120,000	3,205,658
10/28/2033	6.037%	1,544,000	1,628,060
10/20/2034	6.875%	1,595,000	1,771,897
Regions Bank
Subordinated
06/26/2037	6.450%	1,454,000	1,535,587
Regions Financial Corp.(m)
09/06/2035	5.502%	2,110,000	2,104,009
Royal Bank of Canada(m)
08/02/2030	4.969%	953,000	958,241
10/18/2030	4.650%	1,618,000	1,605,812
02/04/2031	5.153%	10,801,000	10,950,585
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Scotland Group PLC(m)
01/27/2030	5.076%	999,000	1,006,583
Santander UK Group Holdings PLC(m)
08/21/2026	1.532%	445,000	438,398
06/14/2027	1.673%	1,762,000	1,691,942
04/15/2031	5.694%	4,635,000	4,742,026
Societe Generale SA(a)
02/19/2027	5.250%	5,605,000	5,640,650
Societe Generale SA(a),(m)
01/19/2028	2.797%	4,285,000	4,117,452
06/09/2032	2.889%	480,000	415,440
01/21/2033	3.337%	10,380,000	9,052,025
Standard Chartered PLC(a),(m)
01/21/2036	6.228%	4,010,000	4,190,662
State Street Corp.
02/28/2030	4.729%	5,781,000	5,804,253
State Street Corp.(m)
10/22/2032	4.675%	1,912,000	1,885,813
Subordinated
11/01/2034	3.031%	3,708,000	3,394,481
Sumitomo Mitsui Financial Group, Inc.
07/09/2029	5.316%	625,000	638,163
04/15/2030	5.240%	1,452,000	1,481,181
07/09/2031	5.424%	2,540,000	2,611,584
01/15/2035	5.632%	6,945,000	7,181,986
Sumitomo Mitsui Trust Bank Ltd.(a)
03/07/2027	5.200%	3,575,000	3,621,842
Swedbank AB(a)
09/12/2026	6.136%	3,305,000	3,380,089
03/14/2029	5.407%	3,135,000	3,200,726
Synchrony Bank
08/22/2025	5.400%	3,625,000	3,629,868
Synchrony Financial
06/13/2025	4.875%	2,185,000	2,184,016
Synchrony Financial(m)
08/02/2030	5.935%	2,560,000	2,612,457
Toronto-Dominion Bank (The)
01/30/2032	5.298%	7,996,000	8,147,935
Truist Financial Corp.(m)
03/02/2027	1.267%	323,000	312,507
10/30/2029	7.161%	5,815,000	6,261,384
01/24/2030	5.435%	2,813,000	2,868,549
10/28/2033	6.123%	536,000	567,155
06/08/2034	5.867%	1,259,000	1,306,718
U.S. Bancorp(m),(n)
Junior Subordinated
	5.300%	2,980,000	2,952,476
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS Group AG(a),(m)
05/12/2026	4.488%	980,000	979,493
01/30/2027	1.364%	912,000	885,584
08/10/2027	1.494%	460,000	439,737
UBS Group AG(a),(b)
SOFR + 1.580% 05/12/2026	5.940%	3,055,000	3,062,553
UniCredit SpA(a),(m)
09/22/2026	2.569%	5,195,000	5,128,584
US Bancorp(m)
01/23/2030	5.384%	890,000	907,873
US Bank NA(m)
10/22/2027	4.507%	6,815,000	6,804,841
Wells Fargo & Co.(m)
08/15/2026	4.540%	202,000	201,785
04/22/2028	5.707%	2,405,000	2,452,524
05/22/2028	3.584%	315,000	307,437
06/02/2028	2.393%	9,378,000	8,925,794
07/25/2028	4.808%	14,890,000	14,921,377
07/25/2029	5.574%	1,360,000	1,393,265
10/23/2029	6.303%	5,615,000	5,898,771
02/11/2031	2.572%	6,775,000	6,093,899
03/02/2033	3.350%	7,705,000	6,909,406
07/25/2033	4.897%	2,740,000	2,697,516
10/23/2034	6.491%	269,000	291,469
01/23/2035	5.499%	577,000	586,882
12/03/2035	5.211%	16,528,000	16,480,108
04/30/2041	3.068%	4,650,000	3,522,228
Westpac New Zealand Ltd.(a)
02/26/2027	5.132%	1,537,000	1,555,754
Total			896,465,318
Brokerage/Asset Managers/Exchanges 0.4%
Blackstone Holdings Finance Co. LLC(a)
08/05/2028	1.625%	431,000	391,199
01/10/2030	2.500%	158,000	143,098
01/30/2032	2.000%	2,234,000	1,840,669
Blackstone Reg Finance Co. LLC
12/06/2034	5.000%	1,123,000	1,108,210
Brookfield Finance, Inc.
06/02/2026	4.250%	914,000	911,183
Brookfield Finance, Inc.(d)
03/03/2055	5.813%	5,850,000	5,906,141
Cantor Fitzgerald LP(a)
12/12/2028	7.200%	2,300,000	2,442,302
Charles Schwab Corp. (The)(m)
11/17/2029	6.196%	509,000	536,053
Depository Trust & Clearing Corp. (The)(a),(m),(n)
	3.375%	673,000	651,729
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Focus Financial Partners LLC(a)
09/15/2031	6.750%	1,015,000	1,023,481
Hunt Companies, Inc.(a)
04/15/2029	5.250%	2,075,000	1,994,966
Intercontinental Exchange, Inc.
06/15/2030	2.100%	2,228,000	1,963,169
09/15/2032	1.850%	3,230,000	2,614,857
Jane Street Group/Finance, Inc.(a)
11/01/2032	6.125%	1,020,000	1,024,060
Jane Street Group/JSG Finance, Inc.(a)
04/30/2031	7.125%	800,000	829,927
Jefferies Financial Group, Inc.
07/21/2028	5.875%	3,660,000	3,768,696
LPL Holdings, Inc.
05/20/2027	5.700%	963,000	979,668
03/15/2030	5.200%	1,524,000	1,528,749
Marex Group PLC
11/04/2029	6.404%	3,040,000	3,112,500
Nomura Holdings, Inc.
07/12/2028	6.070%	7,560,000	7,853,623
07/14/2031	2.608%	1,100,000	954,257
Nuveen LLC(a)
01/15/2030	5.550%	1,055,000	1,084,437
Stifel Financial Corp.
05/15/2030	4.000%	3,755,000	3,593,661
VFH Parent LLC/Valor Co-Issuer, Inc.(a)
06/15/2031	7.500%	645,000	667,783
Total			46,924,418
Building Materials 0.1%
CRH SMW Finance DAC
05/21/2029	5.200%	1,180,000	1,200,912
Fortune Brands Innovations, Inc.
09/15/2029	3.250%	2,677,000	2,503,136
06/01/2033	5.875%	484,000	504,185
Martin Marietta Materials, Inc.
03/15/2030	2.500%	3,005,000	2,699,113
07/15/2031	2.400%	375,000	326,011
Mohawk Industries, Inc.
09/18/2028	5.850%	283,000	293,670
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	2,190,000	2,219,796
03/01/2033	6.750%	685,000	695,199
Smyrna Ready Mix Concrete LLC(a)
11/15/2031	8.875%	650,000	698,326
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	310,000	313,998
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Standard Industries, Inc.(a)
07/15/2030	4.375%	3,180,000	2,968,299
Total			14,422,645
Cable and Satellite 0.6%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	100,000	97,256
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,000,000	1,761,396
Charter Communications Operating LLC
06/01/2034	6.550%	934,000	966,709
12/01/2061	4.400%	347,000	237,382
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	6,565,000	5,892,797
06/01/2029	6.100%	5,017,000	5,177,664
10/23/2035	6.384%	1,165,000	1,184,525
10/23/2045	6.484%	4,170,000	4,040,173
04/01/2048	5.750%	1,360,000	1,200,767
03/01/2050	4.800%	5,284,000	4,078,596
04/01/2051	3.700%	5,120,000	3,303,692
06/01/2052	3.900%	3,020,000	2,004,108
04/01/2053	5.250%	986,000	815,080
04/01/2061	3.850%	334,000	207,397
Comcast Corp.
02/01/2030	2.650%	605,000	551,198
01/15/2031	1.950%	545,000	466,502
02/15/2031	1.500%	586,000	487,829
06/01/2034	5.300%	490,000	498,237
07/15/2036	3.200%	268,000	222,001
03/01/2038	3.900%	284,000	245,512
02/01/2050	3.450%	1,900,000	1,339,224
05/15/2064	5.500%	753,000	719,044
Cox Communications, Inc.(a)
10/01/2030	1.800%	562,000	471,605
09/01/2034	5.450%	10,310,000	10,135,611
09/01/2054	5.950%	6,890,000	6,524,550
CSC Holdings LLC(a)
04/15/2027	5.500%	3,550,000	3,293,678
02/01/2028	5.375%	850,000	729,571
04/01/2028	7.500%	300,000	222,862
05/15/2028	11.250%	1,613,000	1,572,693
01/31/2029	11.750%	1,556,000	1,519,345
02/01/2029	6.500%	3,041,000	2,538,808
01/15/2030	5.750%	1,275,000	733,483
12/01/2030	4.125%	1,400,000	1,029,352
12/01/2030	4.625%	2,225,000	1,190,102
02/15/2031	3.375%	600,000	427,794
DISH DBS Corp.
07/01/2026	7.750%	2,039,000	1,817,326
07/01/2028	7.375%	600,000	443,400
06/01/2029	5.125%	750,000	505,010
DISH Network Corp.(a)
11/15/2027	11.750%	3,200,000	3,377,583
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EchoStar Corp.
11/30/2029	10.750%	705,000	754,908
Sirius XM Radio, Inc.(a)
07/01/2029	5.500%	1,085,000	1,062,357
Time Warner Cable LLC
11/15/2040	5.875%	3,890,000	3,598,707
09/01/2041	5.500%	2,671,000	2,353,047
09/15/2042	4.500%	1,770,000	1,363,783
Viasat, Inc.(a)
04/15/2027	5.625%	1,065,000	1,028,822
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,250,000	1,102,852
Total			83,294,338
Chemicals 0.3%
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	356,000	331,903
01/31/2030	4.500%	907,000	773,641
01/12/2031	8.500%	5,224,000	5,266,036
Cabot Corp.
07/01/2029	4.000%	1,810,000	1,744,455
CF Industries, Inc.
03/15/2034	5.150%	3,125,000	3,062,302
06/01/2043	4.950%	1,700,000	1,527,800
DowDuPont, Inc.
11/15/2028	4.725%	5,440,000	5,476,161
Eastman Chemical Co.
08/01/2029	5.000%	2,330,000	2,344,245
FMC Corp.
10/01/2029	3.450%	1,005,000	925,386
10/01/2049	4.500%	340,000	260,349
Huntsman International LLC
06/15/2031	2.950%	2,160,000	1,836,070
International Flavors & Fragrances, Inc.(a)
10/15/2027	1.832%	455,000	422,718
11/01/2030	2.300%	5,075,000	4,389,145
11/15/2040	3.268%	365,000	270,371
12/01/2050	3.468%	265,000	179,085
International Flavors & Fragrances, Inc.
06/01/2047	4.375%	1,115,000	903,057
LYB International Finance III LLC
03/01/2034	5.500%	4,025,000	4,037,506
05/01/2050	4.200%	1,505,000	1,156,510
Nufarm Australia Ltd./Americas, Inc.(a)
01/27/2030	5.000%	740,000	691,535
Nutrien Ltd.
11/07/2025	5.950%	470,000	473,712
12/01/2036	5.875%	99,000	103,223
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Olin Corp.
02/01/2030	5.000%	615,000	585,168
Olin Corp.(a),(d)
04/01/2033	6.625%	490,000	487,109
Olympus Water US Holding Corp.(a)
11/15/2028	9.750%	3,025,000	3,188,024
Parkland Corp.(a)
08/15/2032	6.625%	805,000	812,018
Sasol Financing USA LLC
09/27/2028	6.500%	2,550,000	2,462,144
Sociedad Quimica y Minera de Chile SA(a)
09/10/2034	5.500%	1,825,000	1,786,048
Tronox, Inc.(a)
03/15/2029	4.625%	740,000	661,614
Total			46,157,335
Construction Machinery 0.2%
AGCO Corp.
03/21/2027	5.450%	1,033,000	1,047,293
Alta Equipment Group, Inc.(a)
06/01/2029	9.000%	1,125,000	1,043,415
Caterpillar Financial Services Corp.
08/16/2029	4.375%	847,000	843,198
CNH Industrial Capital LLC
05/23/2025	3.950%	2,940,000	2,933,449
01/12/2029	5.500%	1,400,000	1,438,492
04/20/2029	5.100%	1,539,000	1,558,951
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	5,559,000	5,564,613
John Deere Capital Corp.
06/11/2029	4.850%	1,042,000	1,057,832
06/10/2030	4.700%	2,310,000	2,330,809
03/07/2031	4.900%	6,150,000	6,235,778
09/08/2031	4.400%	1,305,000	1,289,057
Maxim Crane Works Holdings Capital LLC(a)
09/01/2028	11.500%	975,000	1,034,492
OT Merger Corp.(a)
10/15/2029	7.875%	1,434,000	652,189
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	150,000	153,829
Terex Corp.(a)
10/15/2032	6.250%	1,050,000	1,043,446
United Rentals North America, Inc.
01/15/2030	5.250%	3,000,000	2,967,445
02/15/2031	3.875%	1,664,000	1,521,945
Total			32,716,233
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
Allied Universal Holdco LLC(a)
02/15/2031	7.875%	835,000	861,312
Allied Universal Holdco LLC/Finance Corp.(a)
06/01/2029	6.000%	1,300,000	1,232,879
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	1,910,000	1,817,755
06/01/2028	4.625%	990,000	944,162
Arches Buyer, Inc.(a)
06/01/2028	4.250%	745,000	698,904
Brink’s Co. (The)(a)
06/15/2029	6.500%	540,000	553,385
06/15/2032	6.750%	540,000	553,320
Expedia Group, Inc.
02/15/2035	5.400%	1,233,000	1,248,581
Match Group Holdings II LLC(a)
10/01/2031	3.625%	1,155,000	998,047
Raven Acquisition Holdings LLC(a)
11/15/2031	6.875%	1,020,000	1,008,393
Rollins, Inc.(a)
02/24/2035	5.250%	920,000	927,992
Service Corp. International
10/15/2032	5.750%	645,000	640,157
Uber Technologies, Inc.(a)
08/15/2029	4.500%	810,000	796,449
Uber Technologies, Inc.
01/15/2030	4.300%	1,061,000	1,043,713
09/15/2034	4.800%	3,560,000	3,477,696
09/15/2054	5.350%	1,195,000	1,143,440
Total			17,946,185
Consumer Products 0.1%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	695,000	685,463
Energizer Holdings, Inc.(a)
03/31/2029	4.375%	1,085,000	1,015,620
Kenvue, Inc.
03/22/2028	5.050%	669,000	681,163
Kronos Acquisition Holdings, Inc.(a)
06/30/2032	10.750%	1,400,000	1,198,378
Newell Brands, Inc.
05/15/2030	6.375%	480,000	478,659
05/15/2032	6.625%	585,000	581,963
Perrigo Finance Unlimited Co.
09/30/2032	6.125%	1,025,000	1,024,497
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	235,000	233,829
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	94,000	80,695
SWF Escrow Issuer Corp.(a)
10/01/2029	6.500%	950,000	563,076
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	500,000	465,927
10/15/2031	3.875%	665,000	588,540
Unilever Capital Corp.
08/12/2034	4.625%	1,623,000	1,596,448
Total			9,194,258
Diversified Manufacturing 0.1%
Amsted Industries, Inc.(a)
05/15/2030	4.625%	1,685,000	1,580,130
Carrier Global Corp.
02/15/2030	2.722%	243,000	221,081
03/15/2034	5.900%	245,000	258,461
Chart Industries, Inc.(a)
01/01/2030	7.500%	375,000	392,170
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	1,710,000	1,731,635
Emerson Electric Co.(d)
03/15/2035	5.000%	2,030,000	2,046,019
Griffon Corp.
03/01/2028	5.750%	525,000	519,893
Honeywell International, Inc.
02/01/2032	4.750%	1,847,000	1,844,503
03/01/2035	5.000%	523,000	522,232
Ingersoll Rand, Inc.
08/14/2028	5.400%	555,000	568,228
06/15/2029	5.176%	443,000	451,796
06/15/2034	5.450%	328,000	334,500
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	1,954,209
Wabtec Corp.(m)
09/15/2028	4.700%	1,375,000	1,370,157
Westinghouse Air Brake Technologies Corp.
03/11/2034	5.611%	1,049,000	1,077,523
Total			14,872,537
Electric 2.5%
AEP Texas Central Co.(a)
10/01/2025	3.850%	1,779,000	1,766,034
AEP Texas Central Co.
02/15/2033	6.650%	1,385,000	1,505,376
AEP Texas, Inc.
05/15/2029	5.450%	1,597,000	1,636,420
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
AES Corp. (The)(a)
07/15/2025	3.300%		2,730,000	2,709,783
AES Corp. (The)
01/15/2026	1.375%		628,000	609,398
06/01/2028	5.450%		998,000	1,015,365
01/15/2031	2.450%		1,273,000	1,090,331
AES Panama Generation Holdings SRL(a)
05/31/2030	4.375%		948,167	840,780
Alabama Power Co.
11/15/2033	5.850%		438,000	462,276
Alfa Desarrollo SpA(a)
09/27/2051	4.550%		3,765,950	2,889,366
Algonquin Power & Utilities Corp.
06/15/2026	5.365%		906,000	911,699
Alliant Energy Finance LLC(a)
06/06/2027	5.400%		2,755,000	2,782,546
Alpha Generation LLC(a)
10/15/2032	6.750%		1,295,000	1,312,541
Ameren Corp.
02/15/2026	3.650%		590,000	584,506
01/15/2029	5.000%		2,788,000	2,811,314
Ameren Corp.(d)
03/15/2035	5.375%		9,620,000	9,634,557
American Electric Power Co., Inc.(m)
02/15/2062	3.875%		2,855,000	2,710,408
Junior Subordinated
08/15/2025	5.699%		5,700,000	5,715,687
American Transmission Systems, Inc.(a)
01/15/2032	2.650%		2,750,000	2,369,676
Amprion GmbH(a)
09/23/2033	0.625%	EUR	1,200,000	994,183
Appalachian Power Co.
04/01/2034	5.650%		6,920,000	7,033,725
Arizona Public Service Co.
12/15/2032	6.350%		2,155,000	2,302,073
08/15/2048	4.200%		135,000	109,028
Avangrid, Inc.
04/15/2025	3.200%		1,531,000	1,527,430
06/01/2029	3.800%		548,000	526,583
Black Hills Corp.
10/15/2029	3.050%		407,000	377,695
01/15/2035	6.000%		459,000	478,592
Calpine Corp.(a)
02/15/2028	4.500%		2,250,000	2,198,986
03/15/2028	5.125%		575,000	566,720
02/01/2029	4.625%		2,000,000	1,921,999
02/01/2031	5.000%		4,045,000	3,894,598
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CenterPoint Energy Houston Electric LLC
03/15/2030	4.800%		3,055,000	3,070,538
03/01/2034	5.150%		7,000,000	7,029,533
CenterPoint Energy, Inc.
06/01/2029	5.400%		661,000	676,370
CenterPoint Energy, Inc.(m)
05/15/2055	6.700%		4,165,000	4,142,623
Chile Electricity Lux MPC II Sarl(a)
10/20/2035	5.580%		1,075,000	1,065,336
Cleveland Electric Illuminating Co. (The)(a)
04/01/2028	3.500%		3,241,000	3,114,494
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%		1,279,000	1,322,074
CMS Energy Corp.
02/15/2027	2.950%		80,000	77,492
CMS Energy Corp.(m)
06/01/2050	4.750%		1,668,000	1,578,507
12/01/2050	3.750%		323,000	284,188
Consolidated Edison Co. of New York, Inc.
03/01/2035	5.300%		108,000	109,616
06/15/2046	3.850%		1,310,000	1,028,900
Dominion Energy, Inc.
08/15/2026	2.850%		750,000	732,306
DTE Energy Co.
10/01/2026	2.850%		10,155,000	9,894,384
07/01/2027	4.950%		3,320,000	3,346,935
03/01/2029	5.100%		2,536,000	2,563,354
04/01/2030	5.200%		3,241,000	3,287,098
Duke Energy Carolinas LLC
04/15/2031	2.550%		310,000	273,802
01/15/2053	5.350%		2,677,000	2,606,282
Duke Energy Corp.
09/01/2026	2.650%		4,710,000	4,584,223
Duke Energy Corp.(m)
09/01/2054	6.450%		538,000	545,066
Duke Energy Florida LLC
12/15/2031	2.400%		1,038,000	897,091
11/15/2033	5.875%		1,092,000	1,156,981
Duke Energy Ohio, Inc.
06/01/2030	2.125%		360,000	316,093
Duke Energy Progress LLC
03/30/2044	4.375%		770,000	670,256
09/15/2047	3.600%		940,000	705,225
Duquesne Light Holdings, Inc.(a)
10/01/2030	2.532%		387,000	341,487
E.ON SE
10/26/2037	3.500%	EUR	700,000	735,065
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
E.ON SE(a)
09/05/2038	3.875%	EUR	1,100,000	1,152,797
Edison International
08/15/2025	4.700%		4,155,000	4,146,385
Enel Finance International NV(a),(m)
07/12/2028	2.125%		2,370,000	2,174,960
Entergy Corp.
09/15/2025	0.900%		2,780,000	2,723,362
06/15/2030	2.800%		291,000	263,419
06/15/2031	2.400%		633,000	545,314
Entergy Louisiana LLC
10/01/2026	2.400%		2,284,000	2,213,489
03/15/2055	5.800%		4,775,000	4,868,710
Entergy Texas, Inc.
03/30/2029	4.000%		291,000	285,646
Eurogrid GmbH(a)
04/21/2033	0.741%	EUR	1,600,000	1,363,784
Evergy Metro, Inc.
06/01/2030	2.250%		478,000	423,327
Evergy Missouri West, Inc.(a)
06/01/2034	5.650%		5,200,000	5,355,791
Eversource Energy
08/15/2025	0.800%		628,000	616,321
08/15/2026	1.400%		714,000	681,280
03/01/2027	2.900%		1,266,000	1,223,095
07/01/2027	4.600%		2,675,000	2,669,705
03/01/2028	5.450%		971,000	990,681
02/01/2029	5.950%		944,000	980,536
03/15/2031	2.550%		2,677,000	2,330,966
05/15/2033	5.125%		445,000	440,220
01/01/2034	5.500%		570,000	573,104
Exelon Corp.
03/15/2028	5.150%		1,563,000	1,584,027
03/15/2029	5.150%		1,275,000	1,294,449
04/15/2046	4.450%		1,050,000	881,318
FirstEnergy Corp.(m)
07/15/2027	3.900%		1,375,000	1,348,904
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%		3,224,000	3,027,609
Florida Power & Light Co.
05/15/2030	4.625%		566,000	568,691
06/15/2034	5.300%		770,000	789,005
03/15/2055	5.700%		2,825,000	2,926,800
Georgia Power Co.
05/16/2028	4.650%		545,000	547,431
Georgia Power Co.(d)
03/15/2035	5.200%		6,170,000	6,203,942
Gulf Power Co.
10/01/2044	4.550%		1,350,000	1,186,914
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Interstate Power and Light Co.
10/15/2033	5.700%	2,765,000	2,875,956
IPALCO Enterprises, Inc.
05/01/2030	4.250%	1,330,000	1,271,409
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	2,000,000	1,988,151
03/01/2032	2.750%	214,000	184,961
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,985,000	2,100,288
Kansas City Power & Light Co.
08/15/2025	3.650%	665,000	661,807
Kentucky Utilities Co.
04/15/2033	5.450%	312,000	320,783
Liberty Utilities Co.(a)
01/31/2029	5.577%	1,213,000	1,238,914
01/31/2034	5.869%	1,372,000	1,408,006
Lightning Power LLC(a)
08/15/2032	7.250%	990,000	1,028,305
Louisville Gas and Electric Co.
04/15/2033	5.450%	312,000	320,278
Metropolitan Edison Co.(a)
01/15/2029	4.300%	1,612,000	1,587,381
Monongahela Power Co.(a)
05/15/2027	3.550%	585,000	570,250
02/15/2034	5.850%	752,000	780,018
Narragansett Electric Co. (The)(a)
04/09/2030	3.395%	2,125,000	1,995,906
National Grid PLC
01/11/2034	5.418%	1,154,000	1,167,045
National Rural Utilities Cooperative Finance Corp.
03/15/2030	2.400%	1,127,000	1,013,364
02/07/2031	5.000%	730,000	741,534
04/15/2032	2.750%	781,000	684,319
12/15/2032	4.150%	196,000	186,457
01/15/2033	5.800%	127,000	132,994
08/15/2034	5.000%	1,129,000	1,121,926
National Rural Utilities Cooperative Finance Corp.(b)
3-month Term SOFR + 3.172% 04/30/2043	7.459%	1,087,000	1,088,056
National Rural Utilities Cooperative Finance Corp.(m)
Subordinated
04/20/2046	5.250%	1,599,000	1,578,264
New England Power Co.(a)
10/06/2050	2.807%	3,670,000	2,298,838
NextEra Energy Capital Holdings, Inc.
01/15/2027	1.875%	1,095,000	1,043,387
03/15/2032	5.300%	1,169,000	1,186,189
03/15/2055	5.900%	9,495,000	9,680,359
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.(m)
08/15/2055	6.375%	1,143,000	1,148,444
08/15/2055	6.500%	1,143,000	1,157,927
03/15/2082	3.800%	1,419,000	1,356,972
Niagara Energy SAC(a)
10/03/2034	5.746%	1,675,000	1,648,564
Niagara Mohawk Power Corp.(a)
06/27/2030	1.960%	1,184,000	1,026,703
01/17/2054	5.664%	331,000	327,479
NRG Energy, Inc.(a),(m),(n)
	10.250%	600,000	669,272
NRG Energy, Inc.(a)
12/02/2025	2.000%	560,000	546,685
12/02/2027	2.450%	2,420,000	2,267,969
02/15/2029	3.375%	542,000	498,367
06/15/2029	5.250%	1,875,000	1,837,553
02/15/2032	3.875%	1,125,000	1,003,434
02/01/2033	6.000%	710,000	702,368
NSTAR Electric Co.
03/01/2030	4.850%	1,755,000	1,762,400
08/15/2031	1.950%	414,000	349,997
06/01/2034	5.400%	341,000	348,687
OGE Energy Corp.
05/15/2029	5.450%	401,000	410,946
Pacific Gas and Electric Co.
07/01/2030	4.550%	2,723,000	2,635,037
06/01/2031	3.250%	2,840,000	2,541,038
07/01/2040	4.500%	5,850,000	5,067,791
04/15/2042	4.450%	195,000	163,563
03/15/2045	4.300%	328,000	261,589
07/01/2050	4.950%	545,000	469,418
03/01/2055	6.150%	7,810,000	7,914,969
PacifiCorp
03/15/2051	3.300%	680,000	453,634
PECO Energy Co.
05/15/2052	4.600%	2,500,000	2,187,734
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	837,000	839,730
03/15/2028	3.250%	1,990,000	1,914,308
Public Service Co. of Colorado
04/01/2053	5.250%	2,815,000	2,656,008
Public Service Co. of Oklahoma
01/15/2035	5.200%	4,035,000	3,980,698
Public Service Electric and Gas Co.
03/01/2034	5.200%	579,000	589,467
Public Service Electric and Gas Co.(d)
03/01/2055	5.500%	2,705,000	2,724,895
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	609,000	598,170
11/15/2027	5.850%	849,000	875,933
04/01/2029	5.200%	2,392,000	2,437,279
08/15/2030	1.600%	389,000	330,001
11/15/2031	2.450%	1,734,000	1,487,518
Southern California Edison Co.
03/01/2028	5.300%	3,740,000	3,773,713
Southern Co. (The)
07/01/2036	4.250%	595,000	542,410
Southern Co. (The)(m)
09/15/2051	3.750%	1,064,000	1,032,482
Junior Subordinated
08/01/2027	5.113%	884,000	891,926
Southwestern Electric Power Co.
03/15/2026	1.650%	1,039,000	1,007,229
10/01/2026	2.750%	6,450,000	6,263,498
04/01/2033	5.300%	443,000	445,156
Southwestern Public Service Co.
06/01/2054	6.000%	191,000	197,568
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	1,024,205
Tucson Electric Power Co.
09/15/2034	5.200%	1,826,000	1,827,812
06/15/2050	4.000%	2,690,000	2,105,393
04/15/2055	5.900%	3,295,000	3,371,976
Virginia Electric & Power Co.
03/15/2027	3.500%	1,371,000	1,345,733
Vistra Corp.(a),(m),(n)
	7.000%	2,150,000	2,183,706
	8.000%	4,650,000	4,770,757
	8.875%	1,650,000	1,769,296
Vistra Operations Co. LLC(a)
05/13/2025	5.125%	5,190,000	5,188,578
02/15/2027	5.625%	2,075,000	2,073,922
07/31/2027	5.000%	2,000,000	1,977,383
05/01/2029	4.375%	2,195,000	2,092,730
Vistra Operations Co., LLC(a)
01/30/2027	3.700%	885,000	865,449
WEC Energy Group, Inc.
09/27/2025	5.000%	288,000	288,301
10/01/2027	5.150%	404,000	409,396
10/15/2027	1.375%	1,037,000	955,812
12/15/2028	2.200%	624,000	571,714
Wisconsin Electric Power Co.
06/15/2028	1.700%	645,000	592,371
Wisconsin Power and Light Co.
03/30/2034	5.375%	4,447,000	4,526,892
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Public Service Corp.
12/01/2029	4.550%	1,655,000	1,655,879
Total			329,025,955
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	710,000	736,156
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	1,040,000	1,053,980
Total			1,790,136
Finance Companies 0.9%
AerCap Ireland Capital DAC/Global Aviation Trust
10/01/2025	4.450%	1,889,000	1,885,469
10/29/2026	2.450%	445,000	429,002
10/29/2028	3.000%	5,655,000	5,308,796
12/15/2031	5.375%	1,460,000	1,477,790
Air Lease Corp.
03/01/2025	3.250%	2,500,000	2,499,860
07/01/2025	3.375%	2,750,000	2,736,948
01/15/2026	2.875%	2,075,000	2,043,186
12/01/2027	3.625%	465,000	452,711
07/15/2031	5.200%	3,896,000	3,920,780
Aircastle Ltd.(a)
01/26/2028	2.850%	3,335,000	3,147,362
07/18/2028	6.500%	1,725,000	1,801,586
Apollo Debt Solutions BDC(a)
03/15/2032	6.550%	2,650,000	2,731,095
Ares Capital Corp.
03/08/2032	5.800%	2,830,000	2,838,011
Ares Strategic Income Fund(a)
03/15/2028	5.700%	2,810,000	2,830,342
Avolon Holdings Funding Ltd.(a)
11/18/2027	2.528%	2,283,000	2,136,411
01/15/2028	4.950%	4,950,000	4,933,291
Bain Capital Specialty Finance, Inc.
10/13/2026	2.550%	2,935,000	2,818,322
03/15/2030	5.950%	1,030,000	1,031,111
Blackstone Private Credit Fund
07/16/2029	5.950%	1,149,000	1,169,539
01/29/2032	6.000%	3,730,000	3,724,267
Blackstone Private Credit Fund(a)
11/22/2034	6.000%	2,671,000	2,629,665
Blackstone Secured Lending Fund
02/15/2027	2.125%	1,910,000	1,808,167
04/13/2028	5.350%	2,630,000	2,634,539
Blackstone Secured Lending Fund(d)
06/30/2030	5.300%	2,170,000	2,149,736
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Blue Owl Capital Corp II
11/15/2026	8.450%	1,805,000	1,895,909
Blue Owl Credit Income Corp.
06/13/2028	7.950%	2,555,000	2,734,539
Blue Owl Credit Income Corp.(a)
09/15/2029	6.600%	1,410,000	1,446,966
Blue Owl Technology Finance Corp. II
04/04/2029	6.750%	3,005,000	3,092,436
FirstCash, Inc.(a)
01/01/2030	5.625%	1,500,000	1,471,010
Freedom Mortgage Corp.(a)
10/01/2028	12.000%	450,000	488,831
Freedom Mortgage Holdings LLC(a)
05/15/2031	9.125%	1,005,000	1,044,270
04/01/2032	8.375%	740,000	739,331
FS KKR Capital Corp.
01/15/2029	7.875%	2,310,000	2,473,825
01/15/2030	6.125%	2,785,000	2,806,886
GATX Corp.
03/15/2027	5.400%	1,715,000	1,737,040
06/30/2030	4.000%	676,000	649,852
06/15/2035	5.500%	2,075,000	2,102,510
06/05/2054	6.050%	356,000	365,658
Golub Capital BDC, Inc.
08/24/2026	2.500%	4,100,000	3,949,161
07/15/2029	6.000%	310,000	315,065
Hercules Capital, Inc.
01/20/2027	3.375%	3,675,000	3,548,487
HPS Corporate Lending Fund(a)
01/14/2028	5.450%	4,195,000	4,204,423
HPS Corporate Lending Fund
09/30/2029	6.250%	50,000	51,350
Main Street Capital Corp.
07/14/2026	3.000%	1,795,000	1,741,462
06/04/2027	6.500%	2,330,000	2,382,720
Midcap Financial Issuer Trust(a)
05/01/2028	6.500%	720,000	710,586
Mitsubishi HC Finance America LLC(a)
10/24/2029	5.150%	5,560,000	5,633,034
Nationstar Mortgage Holdings Inc.(a)
08/15/2028	5.500%	1,050,000	1,029,694
Nationstar Mortgage Holdings, Inc.(a)
08/01/2029	6.500%	1,315,000	1,323,959
12/15/2030	5.125%	800,000	756,303
11/15/2031	5.750%	1,300,000	1,265,525
New Mountain Finance Corp.
10/15/2027	6.200%	1,490,000	1,506,720
02/01/2029	6.875%	1,265,000	1,299,633
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
OneMain Finance Corp.
05/15/2029	6.625%		2,345,000	2,390,361
Owl Rock Capital Corp.
07/22/2025	3.750%		1,075,000	1,068,694
Owl Rock Technology Finance Corp.(a)
12/15/2025	4.750%		1,280,000	1,272,444
PennyMac Financial Services, Inc.(a)
02/15/2029	4.250%		1,900,000	1,784,846
09/15/2031	5.750%		1,825,000	1,751,742
Sixth Street Lending Partners
03/11/2029	6.500%		2,985,000	3,082,421
01/15/2030	5.750%		570,000	568,332
Sixth Street Specialty Lending, Inc.
08/15/2030	5.625%		460,000	460,252
Total				124,284,263
Food and Beverage 0.8%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%		6,328,000	5,922,371
Anheuser-Busch InBev SA(a)
03/22/2044	3.950%	EUR	3,280,000	3,472,365
Anheuser-Busch InBev Worldwide, Inc.
04/15/2038	4.375%		614,000	569,063
B&G Foods, Inc.
09/15/2027	5.250%		1,075,000	1,012,905
Bacardi Ltd.(a)
05/15/2048	5.300%		1,060,000	981,582
Bacardi-Martini BV(a)
02/01/2030	5.550%		7,935,000	8,101,307
Bunge Ltd. Finance Corp.
09/17/2029	4.200%		988,000	968,826
Campbell Soup Co.
03/21/2029	5.200%		1,117,000	1,134,963
Campbell’s Co. (The)
10/13/2054	5.250%		3,480,000	3,236,906
Cargill, Inc.(a)
04/22/2025	3.500%		2,322,000	2,318,272
04/23/2030	2.125%		628,000	557,659
02/02/2031	1.700%		691,000	585,402
02/11/2035	5.125%		6,175,000	6,222,793
Coca-Cola Consolidated, Inc.
06/01/2029	5.250%		1,121,000	1,146,079
Fiesta Purchaser, Inc.(a)
03/01/2031	7.875%		640,000	662,056
General Mills, Inc.
01/30/2030	4.875%		2,545,000	2,553,835
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Hershey Co. (The)
02/24/2032	4.950%		2,047,000	2,073,880
02/24/2035	5.100%		538,000	545,898
JBS SA/Food Co./Finance, Inc.
02/01/2028	5.125%		2,025,000	2,045,911
04/01/2033	5.750%		2,810,000	2,862,869
JBS USA Holding Lux Sarl/Food Co./Sarl
03/15/2034	6.750%		2,364,000	2,568,024
JBS USA Lux SA/Food Co./Finance, Inc.
12/01/2031	3.750%		1,500,000	1,363,358
05/15/2032	3.000%		335,000	288,248
12/01/2052	6.500%		3,685,000	3,916,076
JBS USA LUX SA/Food Co./Luxembourg SARL
02/02/2052	4.375%		1,340,000	1,059,158
Keurig Dr Pepper, Inc.
03/15/2029	5.050%		565,000	572,769
Kraft Heinz Foods Co.
03/15/2032	5.200%		571,000	578,888
03/15/2035	5.400%		4,605,000	4,677,154
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%		1,725,000	1,607,896
01/31/2032	4.375%		575,000	527,637
Minerva Luxembourg SA(a)
09/13/2033	8.875%		3,800,000	3,994,992
Mondelez International, Inc.
02/20/2029	4.750%		893,000	899,281
03/17/2033	0.750%	EUR	500,000	429,942
03/06/2035	2.375%	EUR	1,420,000	1,345,860
PepsiCo, Inc.
02/07/2035	5.000%		9,850,000	9,917,782
Pernod Ricard SA(a)
09/15/2033	3.750%	EUR	1,500,000	1,602,657
Pilgrim’s Pride Corp.
04/15/2031	4.250%		2,000,000	1,887,344
03/01/2032	3.500%		6,479,000	5,739,235
Post Holdings, Inc.(a)
12/15/2029	5.500%		1,525,000	1,494,229
04/15/2030	4.625%		1,349,000	1,265,333
02/15/2032	6.250%		680,000	685,843
03/01/2033	6.375%		1,755,000	1,751,008
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/30/2029	4.375%		740,000	708,221
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%		740,000	691,458
Smithfield Foods, Inc.(a)
02/01/2027	4.250%		2,500,000	2,455,178
10/15/2030	3.000%		2,020,000	1,796,583
Suntory Holdings, Ltd.(a)
06/11/2029	5.124%		2,100,000	2,135,793
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sysco Corp.
09/23/2030	5.100%	4,549,000	4,612,293
Tyson Foods, Inc.
03/15/2029	5.400%	964,000	985,329
US Foods, Inc.(a)
01/15/2032	7.250%	675,000	705,364
Total			109,237,875
Gaming 0.2%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	3,000,000	2,834,180
02/15/2030	7.000%	950,000	978,767
CCM Merger, Inc.(a)
05/01/2026	6.375%	1,225,000	1,225,789
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	125,000	125,411
01/15/2029	5.300%	205,000	205,845
01/15/2030	4.000%	555,000	525,864
01/15/2031	4.000%	510,000	475,935
International Game Technology PLC(a)
01/15/2027	6.250%	400,000	404,676
Jacobs Entertainment, Inc.(a)
02/15/2029	6.750%	1,675,000	1,642,793
MGM Resorts International
09/01/2026	4.625%	188,000	186,524
04/15/2027	5.500%	1,500,000	1,498,516
10/15/2028	4.750%	1,575,000	1,529,749
04/15/2032	6.500%	1,620,000	1,631,984
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	910,000	828,339
Premier Entertainment Sub LLC/Finance Corp.(a)
09/01/2031	5.875%	2,575,000	1,674,425
Sands China Ltd.
08/08/2028	5.400%	382,000	383,603
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	1,065,000	1,047,519
Station Casinos LLC(a)
03/15/2032	6.625%	1,370,000	1,382,636
VICI Properties LP
05/15/2052	5.625%	1,110,000	1,055,341
VICI Properties LP/Note Co., Inc.(a)
06/15/2025	4.625%	140,000	139,837
09/01/2026	4.500%	1,915,000	1,903,360
02/01/2027	5.750%	475,000	481,185
02/15/2027	3.750%	2,000,000	1,955,495
02/15/2029	3.875%	410,000	392,144
08/15/2030	4.125%	249,000	234,557
Wynn Macau Ltd.(a)
01/15/2026	5.500%	1,400,000	1,396,205
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%		1,000,000	973,054
03/15/2033	6.250%		2,195,000	2,188,461
Total				29,302,194
Health Care 1.3%
AdaptHealth LLC(a)
08/01/2028	6.125%		1,470,000	1,463,040
08/01/2029	4.625%		925,000	859,694
American Medical Systems Europe BV
03/08/2031	3.000%	EUR	3,760,000	3,908,060
AMN Healthcare, Inc.(a)
04/15/2029	4.000%		5,500,000	5,023,037
Barnabas Health, Inc.
07/01/2028	4.000%		3,200,000	3,095,026
Becton Dickinson and Co.
02/13/2028	4.693%		1,383,000	1,388,914
08/22/2032	4.298%		2,913,000	2,791,227
05/15/2044	4.875%		1,555,000	1,380,510
Cardinal Health, Inc.
11/15/2026	4.700%		1,741,000	1,746,246
11/15/2029	5.000%		7,435,000	7,488,035
02/15/2034	5.450%		255,000	259,612
Cencora, Inc.
02/15/2034	5.125%		936,000	935,685
CHS/Community Health Systems, Inc.(a)
05/15/2030	5.250%		755,000	639,457
Cigna Corp.
03/01/2027	3.400%		2,190,000	2,144,592
03/15/2031	2.375%		5,289,000	4,599,768
08/15/2038	4.800%		272,000	254,985
10/15/2047	3.875%		2,070,000	1,566,717
03/15/2051	3.400%		1,215,000	826,787
Cigna Group (The)
02/15/2034	5.250%		865,000	871,519
02/15/2054	5.600%		1,310,000	1,266,508
CommonSpirit Health
10/01/2025	1.547%		3,000,000	2,940,815
12/01/2031	5.205%		9,875,000	10,019,108
11/01/2042	4.350%		120,000	103,145
CVS Health Corp.
07/20/2025	3.875%		877,000	873,102
02/21/2030	5.125%		649,000	651,600
08/21/2030	1.750%		3,835,000	3,238,794
09/15/2031	2.125%		714,000	593,270
02/21/2033	5.250%		328,000	325,061
07/20/2035	4.875%		720,000	679,419
03/25/2038	4.780%		8,971,000	8,137,647
04/01/2040	4.125%		678,000	555,004
03/25/2048	5.050%		4,555,000	3,949,667
06/01/2053	5.875%		797,000	766,826
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
06/01/2063	6.000%		77,000	73,829
CVS Health Corp.(m)
03/10/2055	7.000%		5,500,000	5,567,110
DaVita, Inc.(a)
06/01/2030	4.625%		5,320,000	4,934,992
Duke University Health System, Inc.
06/01/2047	3.920%		875,000	717,867
Embecta Corp.(a)
02/15/2030	5.000%		900,000	829,094
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%		2,825,000	2,689,606
HCA, Inc.
04/15/2025	5.250%		1,606,000	1,606,497
06/15/2025	7.690%		750,000	755,445
06/15/2026	5.250%		1,169,000	1,173,694
02/15/2027	4.500%		644,000	641,402
03/15/2027	3.125%		652,000	632,246
12/01/2027	7.050%		10,000	10,536
06/15/2029	4.125%		711,000	689,797
03/01/2030	5.250%		1,432,000	1,448,865
09/01/2030	3.500%		1,136,000	1,054,841
04/01/2031	5.450%		1,070,000	1,088,323
07/15/2031	2.375%		1,388,000	1,182,125
06/15/2039	5.125%		859,000	805,717
06/15/2047	5.500%		2,515,000	2,357,271
04/01/2054	6.000%		1,520,000	1,506,081
04/01/2064	6.100%		165,000	161,981
Icon Investments Six DAC
05/08/2029	5.849%		1,702,000	1,754,438
Illumina, Inc.
09/09/2026	4.650%		2,845,000	2,843,676
IQVIA, Inc.
05/15/2028	5.700%		7,875,000	8,060,657
Laboratory Corp. of America Holdings
04/01/2032	4.550%		1,035,000	1,007,369
10/01/2034	4.800%		9,590,000	9,307,241
LifePoint Health, Inc.(a)
02/15/2032	8.375%		1,045,000	1,060,125
Mayo Clinic
11/15/2052	4.128%		750,000	634,399
McKesson Corp.
09/15/2029	4.250%		933,000	921,601
Medtronic Global Holdings SCA
03/07/2031	1.625%	EUR	1,975,000	1,901,270
ModivCare Escrow Issuer, Inc.(a)
10/01/2029	5.000%		3,036,000	1,099,204
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		4,220,000	3,953,543
10/01/2029	5.250%		1,875,000	1,818,038
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New York and Presbyterian Hospital (The)
08/01/2119	3.954%		305,000	220,262
NYU Langone Hospitals
07/01/2043	5.750%		705,000	740,764
Quest Diagnostics, Inc.
12/15/2029	4.625%		1,693,000	1,685,218
06/30/2030	2.950%		318,000	291,370
06/30/2031	2.800%		336,000	298,691
11/30/2033	6.400%		577,000	629,298
12/15/2034	5.000%		742,000	733,769
Sartorius Finance BV(a)
09/14/2032	4.500%	EUR	300,000	330,776
Select Medical Corp.(a)
12/01/2032	6.250%		1,620,000	1,613,609
Solventum Corp.
03/13/2031	5.450%		1,104,000	1,132,208
03/23/2034	5.600%		709,000	726,248
04/30/2054	5.900%		787,000	801,360
Sotera Health Holdings LLC(a)
06/01/2031	7.375%		970,000	997,566
Stryker Corp.
02/10/2030	4.850%		1,470,000	1,479,887
09/11/2032	3.375%	EUR	955,000	1,004,610
Tenet Healthcare Corp.
11/01/2027	5.125%		1,450,000	1,432,994
06/01/2029	4.250%		425,000	401,187
01/15/2030	4.375%		4,100,000	3,856,893
06/15/2030	6.125%		705,000	706,611
Texas Health Resources
11/15/2055	4.330%		700,000	592,399
Thermo Fisher Scientific, Inc.
08/10/2030	4.977%		1,425,000	1,448,778
Universal Health Services, Inc.
09/01/2026	1.650%		2,485,000	2,373,266
10/15/2029	4.625%		2,659,000	2,596,164
10/15/2030	2.650%		2,485,000	2,172,408
Zimmer Biomet Holdings, Inc.
12/01/2028	5.350%		881,000	899,424
02/19/2030	5.050%		6,510,000	6,581,865
Total				175,379,382
Healthcare Insurance 0.3%
Aetna, Inc.
06/15/2036	6.625%		395,000	424,373
Centene Corp.
12/15/2027	4.250%		4,010,000	3,904,344
12/15/2029	4.625%		711,000	682,347
10/15/2030	3.000%		3,575,000	3,132,082
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Elevance Health, Inc.
02/08/2026	4.900%	565,000	564,982
11/01/2031	4.950%	1,475,000	1,475,536
02/15/2035	5.200%	2,216,000	2,216,384
02/15/2055	5.700%	3,400,000	3,357,516
Health Care Service Corp.(a)
06/15/2029	5.200%	1,597,000	1,624,748
Health Care Service Corp., a Mutual Legal Reserve Co.(a)
06/01/2025	1.500%	547,000	541,898
Humana, Inc.
04/15/2031	5.375%	1,116,000	1,126,496
UnitedHealth Group, Inc.
01/15/2032	4.950%	1,802,000	1,810,347
04/15/2034	5.000%	4,450,000	4,427,116
07/15/2034	5.150%	3,313,000	3,333,633
08/15/2039	3.500%	390,000	318,771
05/15/2040	2.750%	154,000	111,793
05/15/2051	3.250%	3,750,000	2,557,140
04/15/2053	5.050%	1,520,000	1,392,630
07/15/2054	5.625%	3,400,000	3,396,229
04/15/2063	5.200%	2,300,000	2,112,005
04/15/2064	5.500%	210,000	201,866
07/15/2064	5.750%	1,046,000	1,044,085
Total			39,756,321
Healthcare REIT 0.1%
Diversified Healthcare Trust
06/15/2025	9.750%	371,000	371,007
03/01/2031	4.375%	1,500,000	1,188,939
Healthcare Realty Holdings LP
01/15/2028	3.625%	435,000	418,487
03/15/2031	2.050%	400,000	333,073
Healthcare Trust of America Holdings LP
02/15/2030	3.100%	761,000	696,740
Healthpeak OP LLC
12/15/2032	5.250%	900,000	911,464
MPT Operating Partnership LP/Finance Corp.
03/15/2031	3.500%	1,050,000	719,114
Physicians Realty LP
11/01/2031	2.625%	1,100,000	951,532
Sabra Health Care LP
12/01/2031	3.200%	483,000	424,066
Senior Housing Properties Trust
02/15/2028	4.750%	25,000	22,287
Welltower, Inc.
01/15/2031	2.750%	6,320,000	5,636,737
06/01/2031	2.800%	2,160,000	1,921,081
Total			13,594,527
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.2%
Ashton Woods USA LLC/Finance Co.(a)
01/15/2028	6.625%	1,700,000	1,703,772
Brookfield Residential Properties, Inc./US Corp.(a)
09/15/2027	6.250%	1,560,000	1,556,354
02/15/2030	4.875%	2,575,000	2,337,523
Century Communities, Inc.
06/01/2027	6.750%	2,375,000	2,376,045
KB Home
06/15/2031	4.000%	1,075,000	978,834
M/I Homes, Inc.
02/01/2028	4.950%	650,000	636,239
Mattamy Group Corp.(a)
03/01/2030	4.625%	4,500,000	4,196,350
MDC Holdings, Inc.
08/06/2061	3.966%	3,120,000	2,456,809
Meritage Homes Corp.
06/06/2027	5.125%	2,000,000	2,006,234
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	2,000,000	2,000,031
08/01/2030	5.125%	1,114,000	1,081,978
Total			21,330,169
Independent Energy 0.6%
Aker BP ASA(a)
01/15/2030	3.750%	4,800,000	4,528,976
01/15/2031	4.000%	6,640,000	6,238,318
06/13/2033	6.000%	1,250,000	1,280,375
10/01/2034	5.125%	868,000	831,979
APA Corp.(a)
02/15/2055	6.750%	6,066,000	6,125,405
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
11/01/2027	9.000%	150,000	189,630
12/31/2028	8.250%	4,300,000	4,402,705
10/15/2032	6.625%	340,000	343,547
Baytex Energy Corp.(a)
04/30/2030	8.500%	1,005,000	1,028,871
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	778,898
02/15/2037	6.500%	1,368,000	1,447,251
Canadian Natural Resources Ltd.(a)
12/15/2034	5.400%	884,000	877,736
Civitas Resources, Inc.(a)
07/01/2028	8.375%	1,275,000	1,327,685
ConocoPhillips Co.
01/15/2035	5.000%	4,195,000	4,165,880
09/15/2063	5.700%	325,000	321,149
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crescent Energy Finance LLC(a)
04/01/2032	7.625%	1,025,000	1,025,248
Devon Energy Corp.
09/15/2034	5.200%	1,374,000	1,335,323
05/15/2042	4.750%	1,950,000	1,659,316
Diamondback Energy, Inc.
12/01/2026	3.250%	1,905,000	1,863,777
03/24/2031	3.125%	3,565,000	3,228,220
04/18/2034	5.400%	765,000	768,874
03/15/2052	4.250%	402,000	313,195
03/15/2053	6.250%	962,000	988,280
04/18/2064	5.900%	341,000	328,701
Encino Acquisition Partners Holdings LLC(a)
05/01/2028	8.500%	1,010,000	1,034,296
Hess Corp.
04/01/2027	4.300%	1,804,000	1,791,856
Hilcorp Energy I LP/Finance Co.(a)
04/15/2030	6.000%	825,000	795,103
04/15/2032	6.250%	2,350,000	2,250,785
11/01/2033	8.375%	995,000	1,040,450
Lundin Energy Finance BV(a)
07/15/2031	3.100%	1,575,000	1,385,307
Occidental Petroleum Corp.
07/15/2027	8.500%	202,000	215,123
01/01/2031	6.125%	1,661,000	1,723,361
01/01/2032	5.375%	714,000	708,498
03/15/2040	6.200%	807,000	818,497
03/15/2046	6.600%	219,000	227,059
10/01/2054	6.050%	3,802,000	3,676,281
Ovintiv, Inc.
05/15/2028	5.650%	5,492,000	5,630,258
07/15/2053	7.100%	2,132,000	2,328,189
Permian Resources Operating LLC(a)
04/15/2027	8.000%	1,600,000	1,639,191
02/01/2033	6.250%	1,025,000	1,030,207
Santos Finance Ltd.(a)
09/19/2033	6.875%	1,340,000	1,454,548
Southwestern Energy Co.
02/01/2029	5.375%	1,675,000	1,672,105
02/01/2032	4.750%	1,550,000	1,471,333
Var Energi ASA(a)
05/18/2027	5.000%	4,995,000	5,015,601
Total			81,307,387
Integrated Energy 0.2%
BP Capital Markets America, Inc.
09/11/2033	4.893%	383,000	378,093
04/10/2034	4.989%	225,000	223,538
11/17/2034	5.227%	4,693,000	4,735,465
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BP Capital Markets PLC(m),(n)
	4.375%	1,035,000	1,030,706
	4.875%	690,000	662,976
	6.125%	1,027,000	1,014,878
	6.450%	696,000	713,497
Cenovus Energy, Inc.
06/15/2047	5.400%	150,000	136,186
02/15/2052	3.750%	3,750,000	2,632,589
Chevron USA, Inc.
04/15/2030	4.687%	7,895,000	7,956,692
Exxon Mobil Corp.
03/01/2046	4.114%	2,755,000	2,299,170
ORLEN SA(a)
01/30/2035	6.000%	925,000	943,737
TotalEnergies Capital SA
04/05/2064	5.638%	256,000	252,334
Total			22,979,861
Leisure 0.1%
Carnival Corp.(a)
03/01/2027	5.750%	3,200,000	3,208,000
08/01/2028	4.000%	1,250,000	1,202,030
05/01/2029	6.000%	25,000	25,062
Cinemark USA, Inc.(a)
08/01/2032	7.000%	995,000	1,017,448
Lindblad Expeditions LLC(a)
02/15/2027	6.750%	2,750,000	2,758,079
NCL Corp., Ltd.(a)
03/15/2026	5.875%	377,000	377,052
02/15/2027	5.875%	950,000	952,033
02/15/2029	7.750%	950,000	1,009,022
03/01/2030	6.250%	100,000	100,411
02/01/2032	6.750%	2,150,000	2,198,364
NCL Finance Ltd.(a)
03/15/2028	6.125%	875,000	881,933
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	275,000	275,371
04/01/2028	5.500%	50,000	50,237
09/30/2031	5.625%	1,690,000	1,680,474
Viking Cruises Ltd.(a)
09/15/2027	5.875%	1,575,000	1,570,734
VOC Escrow Ltd.(a)
02/15/2028	5.000%	1,725,000	1,690,569
Total			18,996,819
Life Insurance 1.0%
200 Park Funding Trust(a),(d)
02/15/2055	5.740%	3,815,000	3,865,262
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIG Global Funding(a)
09/22/2025	0.900%	2,990,000	2,929,923
American National Global Funding(a)
01/28/2030	5.550%	4,265,000	4,353,083
Athene Global Funding(a)
02/23/2026	5.684%	3,613,000	3,651,884
06/29/2026	1.608%	2,930,000	2,817,693
03/08/2027	3.205%	1,430,000	1,374,306
01/07/2029	2.717%	320,000	295,063
01/07/2030	5.380%	7,020,000	7,110,677
11/13/2031	5.322%	3,489,000	3,504,050
Brighthouse Financial Global Funding(a)
04/09/2027	5.550%	5,235,000	5,303,404
CNO Global Funding(a)
06/04/2027	5.875%	1,811,000	1,856,779
01/06/2029	2.650%	2,525,000	2,332,150
Corebridge Financial, Inc.
04/05/2032	3.900%	670,000	622,098
09/15/2033	6.050%	1,545,000	1,623,465
01/15/2034	5.750%	545,000	565,069
Corebridge Global Funding(a)
06/24/2029	5.200%	3,815,000	3,882,169
Equitable Financial Life Global Funding(a)
12/02/2025	5.500%	4,165,000	4,192,227
Equitable Holdings, Inc.(a)
02/15/2029	4.572%	1,611,000	1,591,377
F&G Global Funding(a)
07/07/2025	5.150%	4,475,000	4,475,511
06/10/2027	5.875%	2,235,000	2,278,804
GA Global Funding Trust(a)
01/06/2027	2.250%	5,780,000	5,529,904
09/23/2027	4.400%	1,280,000	1,269,919
Jackson National Life Global Funding(a)
04/12/2028	5.250%	1,200,000	1,211,615
Lincoln National Corp.
01/15/2031	3.400%	6,000,000	5,514,309
06/15/2040	7.000%	930,000	1,052,761
MassMutual Global Funding II(a)
01/10/2030	4.950%	6,900,000	6,987,305
Metropolitan Life Global Funding I(a)
08/25/2029	4.300%	2,835,000	2,794,643
New York Life Global Funding(a)
06/06/2029	5.000%	5,005,000	5,093,686
08/01/2031	1.850%	3,755,000	3,183,572
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	2,545,000	1,921,199
NLG Global Funding(a)
01/23/2030	5.400%	5,510,000	5,626,069
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northwestern Mutual Global Funding(a)
06/01/2028	1.700%	1,200,000	1,101,980
06/12/2028	4.900%	5,740,000	5,807,739
Pacific Life Global Funding II(a)
02/10/2030	4.850%	7,040,000	7,094,825
Principal Life Global Funding II(a)
08/19/2027	4.600%	2,445,000	2,451,419
Protective Life Global Funding(a)
12/09/2029	4.772%	4,805,000	4,813,111
Reliance Standard Life Global Funding II(a)
05/07/2025	2.750%	4,340,000	4,321,996
RGA Global Funding(a)
05/24/2029	5.448%	323,000	331,795
01/09/2030	5.250%	3,150,000	3,198,249
SBL Holdings, Inc.(a)
10/30/2034	7.200%	4,095,000	4,038,399
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	2,040,000	1,871,219
05/15/2047	4.270%	4,785,000	3,979,839
05/15/2050	3.300%	2,480,000	1,718,958
Total			139,539,505
Lodging 0.1%
Hyatt Hotels Corp.
06/30/2029	5.250%	4,077,000	4,118,351
12/15/2031	5.375%	3,440,000	3,468,518
Marriott International, Inc.
03/15/2030	4.800%	1,076,000	1,075,184
10/15/2032	3.500%	3,400,000	3,048,964
03/15/2035	5.350%	763,000	764,058
04/15/2037	5.500%	5,800,000	5,818,894
Total			18,293,969
Media and Entertainment 0.4%
AppLovin Corp.
12/01/2029	5.125%	2,191,000	2,208,805
12/01/2031	5.375%	1,785,000	1,820,150
Discovery Communications LLC
05/15/2030	3.625%	2,677,000	2,429,734
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	650,000	665,478
Meta Platforms, Inc.
08/15/2034	4.750%	2,152,000	2,143,795
08/15/2054	5.400%	2,925,000	2,921,333
08/15/2064	5.550%	3,133,000	3,155,279
Midas OpCo Holdings LLC(a)
08/15/2029	5.625%	705,000	682,802
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.
11/15/2028	5.875%	1,292,000	1,351,487
Outfront Media Capital LLC/Corp.(a)
03/15/2030	4.625%	745,000	696,944
Playtika Holding Corp.(a)
03/15/2029	4.250%	745,000	676,087
Sinclair Television Group, Inc.(a)
02/15/2033	8.125%	1,025,000	1,015,258
Take-Two Interactive Software, Inc.
03/28/2028	4.950%	3,645,000	3,677,466
06/12/2029	5.400%	799,000	816,939
Univision Communications, Inc.(a)
06/01/2027	6.625%	1,000,000	1,001,951
ViacomCBS, Inc.
05/19/2050	4.950%	166,000	130,708
Warnermedia Holdings, Inc.
03/15/2027	3.755%	2,277,000	2,222,653
03/15/2032	4.279%	2,030,000	1,821,851
03/15/2042	5.050%	11,677,000	9,669,093
03/15/2052	5.141%	16,582,000	12,818,789
03/15/2062	5.391%	1,320,000	1,007,508
Total			52,934,110
Metals and Mining 0.3%
Anglo American Capital PLC(a)
03/17/2028	2.250%	3,646,000	3,387,198
05/02/2033	5.500%	431,000	436,158
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	1,800,000	1,647,571
Antofagasta PLC(a)
05/02/2034	6.250%	1,550,000	1,608,453
ArcelorMittal SA
06/17/2054	6.350%	4,160,000	4,243,594
Arsenal AIC Parent LLC(a)
10/01/2031	11.500%	1,055,000	1,179,709
BHP Billiton Finance USA Ltd.
09/08/2030	5.250%	972,000	999,519
02/21/2032	5.125%	1,432,000	1,450,639
02/21/2035	5.300%	2,945,000	2,991,880
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	820,000	824,382
03/15/2032	7.000%	1,385,000	1,391,041
05/01/2033	7.375%	520,000	522,902
Coronado Finance Pty Ltd.(a)
10/01/2029	9.250%	1,425,000	1,442,217
First Quantum Minerals Ltd.(a)
10/15/2027	6.875%	1,800,000	1,811,250
03/01/2029	9.375%	1,730,000	1,847,143
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Glencore Funding LLC(a)
04/04/2054	5.893%	96,000	96,028
Hecla Mining Co.
02/15/2028	7.250%	675,000	683,652
Kinross Gold Corp.
07/15/2027	4.500%	1,239,000	1,231,735
Mineral Resources Ltd.(a)
10/01/2028	9.250%	1,000,000	1,034,739
Newmont Corp.
10/01/2030	2.250%	6,102,000	5,368,766
Novelis Corp.(a)
01/30/2030	4.750%	1,070,000	1,007,846
Novelis, Inc.(a)
01/30/2030	6.875%	1,425,000	1,456,687
Nucor Corp.
05/01/2028	3.950%	1,422,000	1,398,810
Steel Dynamics, Inc.
06/15/2025	2.400%	465,000	461,685
10/15/2027	1.650%	709,000	658,745
01/15/2031	3.250%	1,510,000	1,387,513
Vale Overseas Ltd.
06/28/2054	6.400%	4,170,000	4,208,600
Total			44,778,462
Midstream 1.0%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	2,300,000	2,294,382
AmeriGas Partners LP/Finance Corp.(a)
06/01/2028	9.375%	255,000	257,716
Antero Midstream Partners LP/Finance Corp.(a)
01/15/2028	5.750%	1,300,000	1,301,643
02/01/2032	6.625%	1,340,000	1,372,706
Cheniere Energy Partners LP
10/01/2029	4.500%	660,000	647,377
Colonial Enterprises, Inc.(a)
05/15/2030	3.250%	3,505,000	3,237,182
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	2,290,000	2,269,395
Columbia Pipelines Holding Co. LLC(a)
08/15/2028	6.042%	3,580,000	3,708,525
10/01/2031	5.097%	857,000	851,481
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	9,090,000	9,471,312
Crestwood Midstream Partners LP/Finance Corp.(a)
05/01/2027	5.625%	1,303,000	1,303,322
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	980,000	1,027,753
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Midstream, Inc.(a)
06/15/2031	4.375%	1,515,000	1,407,717
EIG Pearl Holdings Sarl(a)
08/31/2036	3.545%	1,400,000	1,236,799
08/31/2036	3.545%	545,954	482,311
Enbridge, Inc.(m)
07/15/2080	5.750%	1,014,000	987,113
01/15/2084	8.500%	3,925,000	4,356,355
Energy Transfer LP(d)
04/01/2030	5.200%	1,023,000	1,033,919
04/01/2035	5.700%	3,215,000	3,271,565
Energy Transfer LP
09/01/2054	6.050%	371,000	370,476
Energy Transfer Operating LP
05/15/2030	3.750%	1,213,000	1,147,263
Energy Transfer Partners LP
03/15/2035	4.900%	86,000	82,493
06/15/2038	5.800%	409,000	414,279
03/15/2045	5.150%	1,625,000	1,458,994
EnLink Midstream LLC(a)
09/01/2030	6.500%	1,271,000	1,351,799
Enterprise Products Operating LLC
02/15/2035	4.950%	633,000	627,900
05/15/2046	4.900%	1,400,000	1,280,881
Enterprise Products Operating LLC(b)
3-month Term SOFR + 3.248% 08/16/2077	7.571%	307,000	306,848
Ferrellgas LP/Finance Corp.(a)
04/01/2026	5.375%	2,615,000	2,605,995
04/01/2029	5.875%	1,830,000	1,709,395
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	662,018	580,231
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	500,000	514,266
02/23/2042	6.510%	975,000	1,012,638
Howard Midstream Energy Partners LLC(a)
07/15/2032	7.375%	970,000	1,011,411
Kinder Morgan Energy Partners LP
03/15/2032	7.750%	635,000	721,791
09/01/2039	6.500%	1,000,000	1,068,867
03/01/2043	5.000%	184,000	166,097
Kinder Morgan, Inc.
12/01/2034	5.300%	1,680,000	1,667,423
MPLX LP
06/01/2025	4.875%	200,000	199,902
03/01/2026	1.750%	318,000	309,011
03/15/2028	4.000%	1,043,000	1,023,054
08/15/2030	2.650%	1,663,000	1,481,768
06/01/2034	5.500%	371,000	372,672
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/01/2047	5.200%	1,500,000	1,351,851
NGPL PipeCo LLC(a)
08/15/2027	4.875%	412,000	410,840
Northriver Midstream Finance LP(a)
07/15/2032	6.750%	1,035,000	1,057,151
ONEOK Partners LP
09/15/2043	6.200%	250,000	256,620
ONEOK, Inc.
11/01/2034	5.050%	3,915,000	3,817,709
09/15/2046	4.250%	320,000	253,879
03/15/2050	4.500%	6,830,000	5,535,254
Plains All American Pipeline LP/Finance Corp.
06/01/2042	5.150%	2,185,000	1,994,175
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	2,344,000	2,353,092
03/15/2028	4.200%	97,000	95,754
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,233,894
Summit Midstream Holdings LLC(a)
10/31/2029	8.625%	925,000	971,612
Sunoco Logistics Partners Operations LP
04/01/2044	5.300%	428,000	393,431
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	142,000	139,390
Targa Resources Corp.
03/30/2034	6.500%	3,755,000	4,033,162
02/15/2035	5.500%	993,000	996,656
07/01/2052	6.250%	179,000	183,823
05/15/2055	6.125%	8,260,000	8,362,580
Targa Resources Partners LP/Finance Corp.
02/01/2031	4.875%	682,000	669,210
TMS Issuer Sarl(a)
08/23/2032	5.780%	1,030,000	1,063,231
TransCanada PipeLines Ltd.
03/15/2036	5.850%	185,000	191,161
TransCanada PipeLines Ltd.(m)
06/01/2065	7.000%	1,611,000	1,596,727
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	541,000	500,931
03/15/2048	4.600%	4,875,000	4,207,342
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	750,000	699,003
01/15/2030	6.250%	1,025,000	1,048,531
08/15/2031	4.125%	3,250,000	2,962,788
Venture Global LNG, Inc.(a),(m),(n)
	9.000%	4,960,000	5,043,559
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Venture Global LNG, Inc.(a)
01/15/2030	7.000%		760,000	770,578
06/01/2031	8.375%		2,205,000	2,298,577
02/01/2032	9.875%		584,000	638,857
Western Gas Partners LP
03/01/2048	5.300%		696,000	612,815
Western Midstream Operating LP
11/15/2034	5.450%		1,433,000	1,415,348
Williams Companies, Inc. (The)
09/15/2025	4.000%		2,206,000	2,196,767
03/15/2029	4.900%		369,000	370,601
03/15/2032	8.750%		3,486,000	4,179,963
Williams Companies., Inc. (The)
03/02/2026	5.400%		3,250,000	3,275,031
Williams Partners LP
03/04/2044	5.400%		90,000	86,669
Total				131,272,589
Natural Gas 0.2%
Boston Gas Co.(a)
08/01/2027	3.150%		1,472,000	1,415,500
01/10/2035	5.843%		776,000	803,509
Brooklyn Union Gas Co. (The)(a)
07/18/2054	6.415%		1,860,000	1,988,400
KeySpan Corp.
11/15/2030	8.000%		670,000	765,944
KeySpan Gas East Corp.(a)
03/06/2033	5.994%		4,625,000	4,773,522
National Gas Transmission PLC(a)
04/05/2030	4.250%	EUR	2,745,000	2,982,029
NiSource, Inc.
02/15/2031	1.700%		605,000	506,733
06/30/2033	5.400%		930,000	940,824
ONE Gas, Inc.
04/01/2029	5.100%		516,000	525,245
Piedmont Natural Gas Co., Inc.
02/15/2035	5.100%		3,400,000	3,369,978
Sempra(m)
10/01/2054	6.400%		1,477,000	1,424,946
South Jersey Industries, Inc.
Junior Subordinated
04/15/2031	5.020%		1,422,000	1,189,427
Southern Co. Gas Capital Corp.
09/15/2032	5.150%		5,715,000	5,737,466
Southwest Gas Corp.
08/15/2051	3.180%		2,930,000	1,922,386
Total				28,345,909
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Office REIT 0.1%
Hudson Pacific Properties LP
11/01/2027	3.950%	3,728,000	3,359,257
02/15/2028	5.950%	55,000	48,630
04/01/2029	4.650%	950,000	746,645
01/15/2030	3.250%	1,335,000	939,179
Piedmont Operating Partnership LP
04/01/2032	2.750%	2,129,000	1,725,802
Total			6,819,513
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	855,000	865,494
Helmerich & Payne, Inc.(a)
12/01/2034	5.500%	4,120,000	3,956,801
Schlumberger Holdings Corp.(a)
05/17/2028	3.900%	2,053,000	2,014,529
11/15/2029	5.000%	1,068,000	1,085,909
Schlumberger Investment SA
06/26/2030	2.650%	683,000	621,704
Transocean, Inc.(a)
05/15/2029	8.250%	645,000	636,373
Total			9,180,810
Other Financial Institutions 0.2%
Atlas Warehouse Lending Co. LP(a)
01/15/2028	6.050%	2,592,000	2,616,753
01/15/2030	6.250%	2,220,000	2,241,946
Five Point Operating Co. LP/Capital Corp.(a),(m)
01/15/2028	10.500%	1,973,028	2,015,798
Greystone Commercial Capital Trust(a),(b),(i),(k)
1-month USD LIBOR + 2.270% 05/31/2025	7.713%	9,190,225	8,179,300
Howard Hughes Corp. (The)(a)
08/01/2028	5.375%	3,000,000	2,917,405
02/01/2031	4.375%	750,000	669,339
Icahn Enterprises LP/Finance Corp.
01/15/2029	9.750%	1,253,000	1,274,307
06/15/2030	9.000%	1,459,000	1,433,267
Icahn Enterprises LP/Finance Corp.(a)
11/15/2029	10.000%	425,000	431,820
Lseg US Fin Corp.(a)
03/28/2027	4.875%	1,352,000	1,360,902
03/28/2034	5.297%	1,258,000	1,276,483
Total			24,417,320
Other Industry 0.2%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%	736,000	729,431
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AECOM
03/15/2027	5.125%	710,000	708,815
Arcosa, Inc.(a)
08/15/2032	6.875%	1,005,000	1,028,646
Artera Services LLC(a)
02/15/2031	8.500%	955,000	956,130
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	3,681,000	3,503,374
07/01/2029	4.000%	1,940,000	1,827,415
CIMIC Finance USA Pty Ltd.(a)
03/25/2034	7.000%	393,000	421,525
Massachusetts Institute of Technology
07/01/2114	4.678%	758,000	665,672
07/01/2116	3.885%	1,850,000	1,351,651
Mitsubishi Corp.(a)
07/02/2029	5.000%	2,655,000	2,704,986
Northwestern University
12/01/2057	3.662%	1,350,000	1,004,041
President and Fellows of Harvard College
07/15/2046	3.150%	3,031,000	2,273,958
07/15/2056	3.300%	2,230,000	1,597,708
TopBuild Corp.(a)
03/15/2029	3.625%	1,000,000	927,126
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%	1,620,000	1,418,126
University of Southern California
10/01/2039	3.028%	3,425,000	2,792,730
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	3,085,000	3,144,889
Total			27,056,223
Other REIT 0.2%
American Assets Trust LP
02/01/2031	3.375%	3,115,000	2,761,307
CubeSmart LP
12/15/2028	2.250%	802,000	734,326
Extra Space Storage LP
04/01/2028	5.700%	1,245,000	1,279,105
04/01/2029	3.900%	1,572,000	1,519,017
06/15/2029	4.000%	476,000	461,611
10/15/2030	2.200%	2,263,000	1,970,285
10/15/2031	2.400%	330,000	281,463
01/15/2035	5.350%	636,000	640,506
Host Hotels & Resorts LP
06/15/2025	4.000%	1,050,000	1,046,622
02/01/2026	4.500%	520,000	518,180
04/15/2035	5.500%	926,000	918,943
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	1,050,000	1,012,403
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Lexington Realty Trust
10/01/2031	2.375%		3,805,000	3,185,642
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
02/01/2030	7.000%		990,000	1,010,378
Prologis Targeted US Logistics Fund LP(a)
04/01/2029	5.250%		1,924,000	1,962,553
04/01/2034	5.500%		402,000	410,574
Rexford Industrial Realty LP
09/01/2031	2.150%		3,044,000	2,561,039
Starwood Property Trust, Inc.(a)
07/01/2030	6.500%		770,000	781,138
Sun Communities Operating LP
01/15/2029	5.500%		805,000	822,673
Trust Fibra Uno(a)
01/23/2032	7.700%		890,000	928,095
WP Carey, Inc.
07/23/2032	4.250%	EUR	500,000	539,516
04/01/2033	2.250%		4,080,000	3,292,768
Total				28,638,144
Other Utility 0.1%
American Water Capital Corp.
03/01/2035	5.250%		2,780,000	2,811,772
Essential Utilities, Inc.
08/15/2027	4.800%		2,720,000	2,734,402
04/15/2030	2.704%		1,620,000	1,465,778
01/15/2034	5.375%		460,000	464,393
Holding d’Infrastructures des Metiers de l’Environnement(a)
10/24/2029	4.875%	EUR	1,000,000	1,070,616
Suez SACA(a)
05/24/2034	2.875%	EUR	1,700,000	1,669,924
Total				10,216,885
Packaging 0.3%
Amcor Flexibles North America, Inc.
05/17/2025	4.000%		1,505,000	1,501,285
Amcor Group Finance PLC
05/23/2029	5.450%		6,098,000	6,225,133
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		500,000	450,702
08/15/2027	5.250%		3,000,000	1,522,286
08/15/2027	5.250%		325,000	164,972
Ball Corp.
06/15/2029	6.000%		1,800,000	1,830,243
08/15/2030	2.875%		1,000,000	876,866
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		782,000	780,757
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berry Global, Inc.
01/15/2026	1.570%	3,261,000	3,173,931
01/15/2027	1.650%	1,213,000	1,146,067
04/15/2028	5.500%	6,438,000	6,551,753
01/15/2034	5.650%	1,600,000	1,647,304
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	750,000	761,554
Owens-Brockway Glass Container, Inc.(a)
05/15/2031	7.250%	1,000,000	986,043
Pactiv Evergreen Group Issuer LLC/Inc.(a)
10/15/2028	4.375%	2,725,000	2,737,794
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%	300,000	300,533
Sealed Air Corp.(a)
10/15/2026	1.573%	812,000	770,245
02/01/2028	6.125%	225,000	226,968
02/15/2031	7.250%	950,000	991,783
Sonoco Products Co.
09/01/2029	4.600%	860,000	847,357
Total			33,493,576
Paper 0.1%
Cascades, Inc./USA(a)
01/15/2028	5.375%	1,020,000	999,498
Inversiones CMPC SA(a)
02/26/2034	6.125%	1,500,000	1,525,172
Smurfit Kappa Treasury ULC(a)
01/15/2030	5.200%	2,339,000	2,380,327
04/03/2034	5.438%	937,000	952,631
04/03/2054	5.777%	351,000	357,131
Weyerhaeuser Co.
05/15/2026	4.750%	456,000	456,854
Total			6,671,613
Pharmaceuticals 0.7%
1375209 BC Ltd.(a)
01/30/2028	9.000%	2,825,000	2,830,157
AbbVie, Inc.
11/21/2026	2.950%	794,000	775,906
03/15/2028	4.650%	716,000	720,381
11/21/2029	3.200%	513,000	483,082
03/15/2031	4.950%	1,892,000	1,922,066
03/15/2035	4.550%	4,329,000	4,191,660
05/14/2035	4.500%	1,378,000	1,327,024
05/14/2036	4.300%	1,219,000	1,144,937
11/21/2039	4.050%	992,000	879,153
10/01/2042	4.625%	1,000,000	927,008
05/14/2045	4.700%	680,000	622,900
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Amgen, Inc.
03/02/2043	5.600%		1,943,000	1,957,580
02/21/2050	3.375%		2,105,000	1,510,917
02/22/2052	4.200%		345,000	277,090
03/02/2053	5.650%		2,931,000	2,943,831
03/02/2063	5.750%		251,000	251,548
Astrazeneca Finance LLC
02/26/2031	4.900%		1,892,000	1,923,471
Bausch Health Companies, Inc.(a)
12/15/2025	9.000%		100,000	99,500
01/15/2028	7.000%		415,000	325,693
01/30/2028	5.000%		1,100,000	869,243
06/01/2028	4.875%		475,000	411,402
02/15/2029	5.000%		100,000	69,955
02/15/2029	6.250%		850,000	612,112
01/30/2030	5.250%		200,000	128,932
02/15/2031	5.250%		1,200,000	740,528
Bayer US Finance II LLC(a)
12/15/2028	4.375%		5,945,000	5,790,248
06/25/2038	4.625%		1,515,000	1,308,504
07/15/2044	4.400%		2,799,000	2,152,260
06/25/2048	4.875%		3,505,000	2,822,898
Bayer US Finance LLC(a)
11/21/2033	6.500%		3,735,000	3,895,797
Bristol Myers Squibb Co.
06/15/2039	4.125%		192,000	170,750
Bristol-Myers Squibb Co.
08/15/2025	3.875%		74,000	73,690
02/22/2031	5.100%		785,000	802,970
05/15/2044	4.625%		555,000	503,932
11/15/2063	6.400%		266,000	295,303
Cheplapharm Arzneimittel GmbH(a)
01/15/2028	5.500%		700,000	636,410
CSL Finance PLC(a)
04/27/2029	4.050%		774,000	755,429
Eli Lilly & Co.
02/12/2030	4.750%		5,450,000	5,521,651
02/12/2055	5.500%		802,000	827,926
Gilead Sciences, Inc.
11/15/2064	5.600%		1,227,000	1,239,238
Grifols SA(a)
05/01/2030	7.500%	EUR	2,839,000	3,125,677
Jazz Securities DAC(a)
01/15/2029	4.375%		963,000	923,844
Johnson & Johnson
03/01/2030	4.700%		2,047,000	2,076,949
02/26/2033	3.050%	EUR	3,030,000	3,172,641
Kevlar SpA(a)
09/01/2029	6.500%		1,440,000	1,368,208
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mylan NV
06/15/2026	3.950%	3,014,000	2,979,949
06/15/2046	5.250%	481,000	405,174
Mylan, Inc.
04/15/2048	5.200%	2,550,000	2,125,785
Organon Finance 1 LLC(a)
04/30/2031	5.125%	2,845,000	2,593,157
Pfizer Investment Enterprises Pte., Ltd.
05/19/2030	4.650%	663,000	665,362
05/19/2033	4.750%	718,000	710,818
05/19/2063	5.340%	1,412,000	1,347,262
Roche Holdings, Inc.(a)
11/13/2030	5.489%	1,762,000	1,842,396
09/09/2034	4.592%	520,000	512,042
Royalty Pharma PLC
09/02/2025	1.200%	365,000	358,339
09/02/2027	1.750%	463,000	431,242
09/02/2029	5.150%	736,000	742,899
09/02/2030	2.200%	4,552,000	3,946,130
09/02/2040	3.300%	398,000	300,224
Takeda Pharmaceutical Co., Ltd.
07/05/2034	5.300%	350,000	356,175
07/05/2064	5.800%	950,000	952,158
Viatris, Inc.
06/22/2030	2.700%	934,000	819,893
06/22/2040	3.850%	4,466,000	3,405,307
06/22/2050	4.000%	2,376,000	1,633,588
Total			91,538,301
Property & Casualty 0.5%
Acrisure LLC/Finance, Inc.(a)
11/06/2030	7.500%	970,000	1,001,728
Alleghany Corp.
08/15/2051	3.250%	486,000	338,208
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/01/2031	6.500%	1,020,000	1,021,972
American International Group, Inc.
04/01/2028	4.200%	1,481,000	1,461,372
06/30/2030	3.400%	1,062,000	994,299
Aon Corp./Global Holdings PLC
12/02/2031	2.600%	4,495,000	3,909,373
Aon North America, Inc.
03/01/2027	5.125%	533,000	538,695
03/01/2029	5.150%	1,152,000	1,171,039
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	893,906
Arthur J Gallagher & Co.
02/15/2055	5.550%	2,825,000	2,777,361
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arthur J. Gallagher & Co.
03/09/2052	3.050%	6,725,000	4,318,197
CNA Financial Corp.
08/15/2027	3.450%	3,828,000	3,731,528
Enact Holdings, Inc.
05/28/2029	6.250%	6,818,000	7,018,887
Fairfax Financial Holdings Ltd.
03/03/2031	3.375%	6,300,000	5,735,223
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	800,000	837,920
07/15/2048	7.200%	1,290,000	1,350,409
Farmers Exchange Capital II(a),(m)
Subordinated
11/01/2053	6.151%	2,700,000	2,611,783
Farmers Insurance Exchange(a),(m)
Subordinated
10/15/2064	7.000%	405,000	421,836
Hartford Financial Services Group Inc. (The)(a),(b)
3-month Term SOFR + 2.387% 02/12/2047	6.710%	1,440,000	1,327,273
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	2,080,000	1,554,161
Markel Corp.
05/20/2049	5.000%	5,095,000	4,591,169
Marsh & McLennan Cos, Inc.
03/15/2030	4.650%	1,319,000	1,316,267
03/15/2035	5.000%	5,215,000	5,192,619
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	1,025,000	1,054,689
Selective Insurance Group, Inc.
04/15/2035	5.900%	1,795,000	1,830,532
SiriusPoint Ltd.
04/05/2029	7.000%	3,580,000	3,734,558
Trustage Financial Group, Inc.(a)
04/15/2032	4.625%	2,135,000	2,002,004
WR Berkley Corp.
05/12/2050	4.000%	1,480,000	1,167,616
Total			63,904,624
Railroads 0.1%
Canadian Pacific Railway Co.
11/15/2029	2.875%	529,000	491,803
05/01/2050	3.500%	3,280,000	2,394,948
CSX Corp.
03/01/2068	4.650%	171,000	145,302
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Norfolk Southern Corp.
08/01/2030	5.050%		118,000	120,047
03/15/2034	5.550%		389,000	405,843
03/15/2064	5.950%		143,000	150,113
Union Pacific Corp.
02/20/2035	5.100%		990,000	1,003,135
12/01/2054	5.600%		9,910,000	10,154,460
09/15/2067	4.100%		47,000	35,752
02/05/2070	3.750%		174,000	121,771
04/06/2071	3.799%		47,000	33,326
Total				15,056,500
Refining 0.2%
Marathon Petroleum Corp.
12/15/2026	5.125%		548,000	552,478
03/01/2030	5.150%		5,462,000	5,499,243
03/01/2035	5.700%		1,185,000	1,193,725
Phillips 66 Co.
03/15/2035	4.950%		2,805,000	2,711,942
02/15/2045	4.680%		1,300,000	1,117,495
06/15/2054	5.650%		4,015,000	3,830,367
Raizen Fuels Finance SA(a)
03/05/2034	6.450%		1,825,000	1,836,754
01/17/2035	5.700%		1,500,000	1,421,810
03/05/2054	6.950%		5,255,000	5,184,330
Valero Energy Corp.
02/15/2030	5.150%		1,880,000	1,897,077
12/01/2031	2.800%		3,235,000	2,826,834
Total				28,072,055
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2030	4.000%		775,000	705,825
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%		1,600,000	1,512,946
McDonald’s Corp.(d)
03/03/2035	4.950%		9,625,000	9,602,905
McDonald’s Corp.(a)
03/07/2035	4.250%	EUR	595,000	656,094
McDonald’s Corp.
09/01/2049	3.625%		910,000	681,915
Papa John’s International, Inc.(a)
09/15/2029	3.875%		775,000	733,105
Total				13,892,790
Retail REIT 0.0%
Kimco Realty Corp.
02/01/2033	4.600%		3,780,000	3,668,919
Kite Realty Group LP
10/01/2026	4.000%		303,000	300,156
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Realty Income Corp.
08/15/2027	3.950%		183,000	180,741
07/06/2030	4.875%	EUR	1,200,000	1,336,549
Total				5,486,365
Retailers 0.3%
Amazon.com, Inc.
05/12/2031	2.100%		661,000	576,528
AutoNation, Inc.
10/01/2025	4.500%		2,465,000	2,459,337
AutoZone, Inc.
04/21/2026	3.125%		415,000	408,700
11/01/2028	6.250%		505,000	531,637
01/15/2031	1.650%		1,175,000	987,778
Belron UK Finance PLC(a)
10/15/2029	5.750%		1,010,000	1,007,956
Carvana Co.(a),(o)
12/01/2028	9.000%		902,321	935,314
06/01/2030	9.000%		4,225,000	4,486,344
06/01/2031	14.000%		1,310,750	1,489,502
Gap Inc. (The)(a)
10/01/2029	3.625%		1,550,000	1,420,195
Genuine Parts Co.
08/15/2029	4.950%		4,787,000	4,795,910
Group 1 Automotive, Inc.(a)
01/15/2030	6.375%		1,045,000	1,063,586
Hanesbrands, Inc.(a)
05/15/2026	4.875%		1,475,000	1,477,570
Home Depot Inc (The)
04/15/2030	2.700%		1,200,000	1,096,941
Kontoor Brands, Inc.(a)
11/15/2029	4.125%		475,000	439,747
L Brands, Inc.
07/01/2036	6.750%		1,380,000	1,410,066
Lithia Motors, Inc.(a)
06/01/2029	3.875%		2,000,000	1,853,445
Lowe’s Companies, Inc.
04/01/2062	4.450%		57,000	45,647
04/01/2063	5.850%		87,000	87,600
Macy’s Retail Holdings LLC
12/15/2034	4.500%		1,705,000	1,417,758
Magic MergeCo, Inc.(a)
05/01/2028	5.250%		202,000	151,440
05/01/2029	7.875%		1,055,000	643,761
O’Reilly Automotive, Inc.
08/19/2034	5.000%		862,000	852,983
Sally Holdings LLC/Capital, Inc.
03/01/2032	6.750%		1,020,000	1,033,610
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tractor Supply Co.
11/01/2030	1.750%	3,885,000	3,302,084
Victoria’s Secret & Co.(a)
07/15/2029	4.625%	755,000	686,957
Walmart, Inc.
04/15/2030	4.000%	864,000	855,642
Wand NewCo 3, Inc.(a)
01/30/2032	7.625%	655,000	677,793
Total			36,195,831
Supermarkets 0.0%
Ahold Finance U.S.A. LLC
05/01/2029	6.875%	1,800,000	1,953,729
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2029	3.500%	1,135,000	1,050,242
Kroger Co. (The)
09/15/2054	5.500%	975,000	947,647
09/15/2064	5.650%	1,280,000	1,247,950
Total			5,199,568
Supranational 0.1%
Corp Andina de Fomento
01/24/2029	5.000%	495,000	503,684
Inter-American Development Bank
10/15/2025	6.800%	2,500,000	2,531,676
07/15/2027	6.750%	4,000,000	4,198,671
Total			7,234,031
Technology 1.4%
Accenture Capital, Inc.
10/04/2031	4.250%	2,782,000	2,720,242
Adobe, Inc.
01/17/2030	4.950%	2,003,000	2,048,238
Amentum Escrow Corp.(a)
08/01/2032	7.250%	1,015,000	1,035,834
Arrow Electronics, Inc.
08/21/2029	5.150%	5,833,000	5,869,210
Avnet, Inc.
03/15/2028	6.250%	837,000	867,625
Broadcom, Inc.
02/15/2030	4.350%	4,090,000	4,020,917
04/15/2030	5.050%	1,029,000	1,043,975
11/15/2031	5.150%	915,000	928,673
04/15/2032	5.200%	4,589,000	4,662,569
10/15/2034	4.800%	1,114,000	1,090,164
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom, Inc.(a)
02/15/2031	2.450%	2,036,000	1,787,070
11/15/2035	3.137%	4,561,000	3,800,728
11/15/2036	3.187%	8,781,000	7,227,073
05/15/2037	4.926%	2,857,000	2,773,187
Cadence Design Systems, Inc.
09/10/2029	4.300%	1,314,000	1,297,743
CDW LLC/Finance Corp.
05/01/2025	4.125%	2,500,000	2,495,672
12/01/2028	3.276%	3,880,000	3,667,823
03/01/2030	5.100%	847,000	847,121
Cisco Systems, Inc.
02/26/2031	4.950%	1,284,000	1,307,444
02/24/2032	4.950%	2,047,000	2,074,091
02/24/2035	5.100%	462,000	469,617
02/26/2054	5.300%	1,379,000	1,379,352
02/24/2055	5.500%	7,427,000	7,618,256
Cloud Software Group, Inc.(a)
06/30/2032	8.250%	1,355,000	1,406,295
Concentrix Corp.
08/02/2028	6.600%	2,339,000	2,441,939
08/02/2033	6.850%	1,446,000	1,503,291
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,475,000	1,437,183
Constellation Software, Inc.(a)
02/16/2029	5.158%	1,098,000	1,114,794
Dell International LLC/EMC Corp.
02/01/2035	4.850%	3,650,000	3,524,430
DXC Technology Co.
09/15/2028	2.375%	5,845,000	5,364,583
Equifax, Inc.
06/01/2028	5.100%	5,695,000	5,773,958
05/15/2030	3.100%	2,677,000	2,463,737
Fiserv, Inc.
03/15/2027	5.150%	1,294,000	1,306,961
08/12/2034	5.150%	505,000	503,628
Flex Ltd.
01/15/2028	6.000%	2,560,000	2,636,932
01/15/2032	5.250%	3,767,000	3,763,426
Fortress Intermediate 3, Inc.(a)
06/01/2031	7.500%	635,000	657,957
Foundry JV Holdco LLC(a)
01/25/2030	5.900%	733,000	760,932
01/25/2031	5.500%	685,000	698,070
01/25/2034	5.875%	418,000	427,968
01/25/2036	6.100%	581,000	605,990
01/25/2037	6.200%	1,066,000	1,120,812
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Global Payments, Inc.
03/01/2026	1.200%	2,405,000	2,318,399
08/15/2029	3.200%	1,583,000	1,475,690
08/15/2052	5.950%	144,000	144,193
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	375,000	391,978
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	340,000	344,368
Hewlett Packard Enterprise Co.
10/15/2031	4.850%	1,858,000	1,851,619
10/15/2034	5.000%	1,477,000	1,453,495
10/15/2054	5.600%	2,904,000	2,831,257
HP, Inc.
06/17/2031	2.650%	718,000	626,493
IBM International Capital Pte., Ltd.
02/05/2031	4.750%	1,542,000	1,544,774
Imola Merger Corp.(a)
05/15/2029	4.750%	1,090,000	1,048,611
Intel Corp.
11/15/2029	2.450%	1,520,000	1,364,982
08/12/2041	2.800%	584,000	390,957
12/08/2047	3.734%	1,065,000	754,848
02/10/2053	5.700%	1,095,000	1,030,986
02/21/2054	5.600%	92,000	85,757
08/12/2061	3.200%	238,000	138,518
International Business Machines Corp.
05/15/2029	3.500%	507,000	485,385
02/10/2030	4.800%	9,265,000	9,311,374
02/10/2032	5.000%	1,442,000	1,450,805
02/10/2035	5.200%	1,085,000	1,091,805
02/10/2055	5.700%	1,906,000	1,918,533
Intuit, Inc.
09/15/2028	5.125%	536,000	549,492
09/15/2053	5.500%	1,911,000	1,932,918
Iron Mountain, Inc.(a)
01/15/2033	6.250%	710,000	714,011
Kyndryl Holdings, Inc.
10/15/2028	2.700%	3,035,000	2,819,754
Leidos, Inc.
02/15/2031	2.300%	845,000	726,977
Marvell Technology, Inc.
02/15/2029	5.750%	681,000	703,462
Microchip Technology, Inc.
02/15/2030	5.050%	3,045,000	3,056,498
Micron Technology, Inc.
11/01/2029	6.750%	3,575,000	3,837,402
01/15/2035	5.800%	5,945,000	6,143,815
Motorola Solutions, Inc.
04/15/2029	5.000%	797,000	803,110
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MSCI, Inc.(a)
09/01/2030	3.625%	1,938,000	1,796,238
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	1,994,000	2,176,232
NetApp, Inc.
06/22/2025	1.875%	1,845,000	1,826,467
NXP BV/Funding LLC
03/01/2026	5.350%	1,002,000	1,006,222
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	286,000	266,534
Open Text Corp.(a)
12/01/2027	6.900%	650,000	672,192
Open Text Holdings, Inc.(a)
12/01/2031	4.125%	1,575,000	1,411,101
Oracle Corp.
11/15/2027	3.250%	2,284,000	2,209,996
03/25/2028	2.300%	856,000	801,666
08/03/2028	4.800%	2,785,000	2,810,543
11/09/2029	6.150%	834,000	882,453
11/15/2037	3.800%	1,394,000	1,185,336
09/27/2054	5.375%	2,019,000	1,896,452
05/15/2055	4.375%	17,000	13,529
08/03/2055	6.000%	7,636,000	7,802,180
04/01/2060	3.850%	190,000	133,650
09/27/2064	5.500%	841,000	784,077
08/03/2065	6.125%	647,000	660,570
Panasonic Holdings Corp.(a)
07/16/2034	5.302%	948,000	969,272
QUALCOMM, Inc.
05/20/2053	6.000%	1,706,000	1,819,927
S&P Global, Inc.
03/01/2029	2.700%	1,128,000	1,054,744
08/15/2030	1.250%	495,000	417,926
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	500,000	508,421
Teledyne FLIR LLC
08/01/2030	2.500%	2,677,000	2,380,630
Tyco Electronics Group SA
02/01/2030	4.625%	4,870,000	4,863,838
VMware, Inc.
08/15/2026	1.400%	1,366,000	1,303,273
Western Union Co. (The)
03/15/2026	1.350%	140,000	135,014
Total			193,676,259
Tobacco 0.4%
Altria Group, Inc.
11/01/2028	6.200%	1,058,000	1,109,680
05/06/2030	3.400%	1,280,000	1,191,564
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BAT Capital Corp.
08/15/2027	3.557%	399,000	389,221
03/25/2028	2.259%	1,930,000	1,798,856
02/20/2031	5.834%	468,000	486,820
03/25/2031	2.726%	15,000	13,242
08/15/2037	4.390%	1,398,000	1,238,099
08/02/2043	7.079%	302,000	334,485
03/16/2052	5.650%	2,530,000	2,390,342
BAT International Finance PLC
03/16/2028	4.448%	8,000,000	7,943,732
02/02/2029	5.931%	2,973,000	3,092,100
Imperial Brands Finance PLC(a)
07/21/2025	4.250%	206,000	205,149
02/01/2030	5.500%	7,767,000	7,945,612
07/01/2034	5.875%	734,000	746,814
Philip Morris International, Inc.
02/13/2029	4.875%	1,267,000	1,278,605
09/07/2030	5.500%	2,295,000	2,380,640
11/01/2031	4.750%	1,262,000	1,255,338
09/07/2033	5.625%	10,000,000	10,394,000
Reynolds American, Inc.
06/12/2025	4.450%	1,325,000	1,322,251
08/15/2035	5.700%	6,525,000	6,631,547
09/15/2043	6.150%	174,000	176,444
08/15/2045	5.850%	490,000	476,642
Total			52,801,183
Transportation Services 0.3%
Dcli Bidco LLC(a)
11/15/2029	7.750%	540,000	563,414
Element Fleet Management Corp.(a)
06/15/2025	3.850%	2,795,000	2,785,862
03/13/2027	5.643%	2,171,000	2,207,415
ERAC USA Finance LLC(a)
11/01/2025	3.800%	2,500,000	2,486,379
12/01/2026	3.300%	3,435,000	3,365,990
03/15/2042	5.625%	1,689,000	1,722,658
FedEx Corp.(a)
11/15/2045	4.750%	20,000	17,395
04/01/2046	4.550%	181,000	153,481
FedEx Corp. Pass-Through Trust
Series 2020-1 Class AA
02/20/2034	1.875%	467,774	391,372
GN Bondco LLC(a)
10/15/2031	9.500%	5,775,000	5,950,700
GXO Logistics, Inc.
05/06/2029	6.250%	436,000	450,960
Penske Truck Leasing Co. LP(a)
07/01/2029	5.250%	1,734,000	1,759,381
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penske Truck Leasing Co. LP/Finance Corp.(a)
11/15/2025	1.200%	798,000	778,159
03/30/2029	5.350%	3,126,000	3,183,723
Penske Truck Leasing Co. LP/PTL Finance Corp.(a)
06/15/2026	1.700%	1,172,000	1,128,685
02/01/2030	5.250%	5,676,000	5,759,311
Penske Truck Leasing Co., LP/Finance Corp.(a)
07/15/2025	4.000%	905,000	902,236
Ryder System, Inc.
06/01/2028	5.250%	807,000	821,405
03/15/2029	5.375%	146,000	149,491
06/01/2029	5.500%	1,059,000	1,089,255
09/01/2029	4.950%	785,000	790,031
03/15/2030	5.000%	3,528,000	3,558,155
12/01/2033	6.600%	722,000	789,212
Star Leasing Co LLC(a)
02/15/2030	7.625%	635,000	643,155
Triton Container International Ltd.(a)
04/15/2026	2.050%	585,000	565,393
XPO, Inc.(a)
06/01/2028	6.250%	575,000	583,115
06/01/2031	7.125%	275,000	284,795
02/01/2032	7.125%	865,000	897,859
Total			43,778,987
Treasury 0.0%
Dominican Republic International Bond(a)
03/15/2037	6.950%	4,675,000	4,797,647
Wireless 0.6%
Altice France SA(a)
02/01/2027	8.125%	260,000	232,400
American Tower Corp.
03/15/2027	3.650%	649,000	636,916
08/15/2029	3.800%	2,820,000	2,705,853
04/15/2031	2.700%	555,000	489,746
09/15/2031	2.300%	477,000	406,354
03/15/2033	5.650%	3,500,000	3,611,988
07/15/2033	5.550%	4,715,000	4,833,484
Crown Castle Inc
03/01/2034	5.800%	456,000	472,770
Crown Castle International Corp.
07/15/2026	1.050%	381,000	362,441
03/15/2027	2.900%	649,000	627,115
07/01/2030	3.300%	2,677,000	2,468,255
04/01/2031	2.100%	733,000	620,863
07/15/2031	2.500%	4,319,000	3,712,536
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Crown Castle, Inc.
09/01/2028	4.800%		1,526,000	1,526,249
06/01/2029	5.600%		4,496,000	4,620,462
09/01/2029	4.900%		1,693,000	1,694,542
05/01/2033	5.100%		256,000	254,193
Digicel Group Holdings Ltd.(a),(g),(i),(k)
12/31/2030	0.000%		51,720	5,224
12/31/2030	0.000%		17,820	118
Digicel Holdings Bermuda Ltd./International Finance Ltd.(o)
05/25/2027	9.000%		3,230,742	3,248,877
Digicel Midco Ltd.(o)
11/25/2028	10.500%		1,030,220	972,633
Global Switch Finance BV(a)
10/07/2030	1.375%	EUR	1,555,000	1,528,350
Sitios Latinoamerica SAB de CV(a)
11/25/2029	6.000%		3,145,000	3,187,176
Sprint Capital Corp.
11/15/2028	6.875%		2,689,000	2,878,913
03/15/2032	8.750%		2,089,000	2,523,678
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%		5,378,750	5,403,938
T-Mobile US, Inc.
02/15/2026	2.250%		94,000	91,894
04/15/2027	3.750%		3,514,000	3,457,892
02/01/2028	4.750%		961,000	963,347
02/15/2028	2.050%		1,468,000	1,370,246
02/15/2029	2.625%		499,000	461,796
04/15/2029	3.375%		3,200,000	3,034,811
04/15/2030	3.875%		4,646,000	4,448,664
04/15/2031	3.500%		2,724,000	2,519,997
07/15/2033	5.050%		4,690,000	4,677,108
01/15/2035	4.700%		2,180,000	2,106,082
04/15/2040	4.375%		1,046,000	929,978
02/15/2041	3.000%		3,961,000	2,916,949
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%		1,205,000	1,057,681
Vodafone Group PLC
06/28/2064	5.875%		1,028,000	1,004,989
Zegona Finance PLC(a)
07/15/2029	8.625%		4,025,000	4,279,853
Total				82,346,361
Wirelines 0.4%
AT&T, Inc.
02/01/2032	2.250%		7,580,000	6,388,584
05/15/2035	4.500%		113,000	106,836
08/15/2037	4.900%		369,000	354,526
09/15/2055	3.550%		4,562,000	3,162,188
12/01/2057	3.800%		404,000	290,261
09/15/2059	3.650%		1,840,000	1,272,727
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Corp.(a)
05/01/2028	5.000%	3,025,000	2,991,968
Frontier Communications Holdings LLC
11/01/2029	5.875%	1,775,000	1,776,810
Frontier Communications Holdings LLC(a)
03/15/2031	8.625%	1,658,000	1,772,071
GCI LLC(a)
10/15/2028	4.750%	1,110,000	1,051,625
Iliad Holding SAS(a)
10/15/2028	7.000%	500,000	508,940
Level 3 Financing, Inc.(a)
04/15/2029	10.500%	1,925,000	2,156,110
06/15/2029	4.875%	225,000	195,315
11/15/2029	11.000%	6,771,745	7,679,444
04/01/2030	4.500%	2,150,000	1,778,489
05/15/2030	10.500%	595,000	647,806
10/15/2032	10.000%	1,775,000	1,776,194
Total Play Telecomunicaciones SA de CV(a)
12/31/2032	11.125%	1,841,500	1,747,502
Uniti Group LP/Finance 2019, Inc./CSL Capital LLC(a)
02/15/2028	10.500%	4,665,000	4,981,076
Verizon Communications, Inc.
03/22/2030	3.150%	530,000	492,800
01/20/2031	1.750%	464,000	391,477
03/21/2031	2.550%	461,000	405,460
03/15/2032	2.355%	4,956,000	4,198,711
11/01/2034	4.400%	1,172,000	1,112,569
Verizon Communications, Inc.(a)
02/15/2035	4.780%	1,680,000	1,638,713
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	475,000	491,235
Total			49,369,437
Total Corporate Bonds & Notes (Cost $3,692,647,785)			3,635,667,212

Foreign Government Obligations(l),(p) 1.4%

Australia 0.0%
NBN Co., Ltd.(a)
05/05/2026	1.450%	581,000	561,035
01/08/2027	1.625%	1,230,000	1,168,354
01/08/2032	2.500%	624,000	540,223
10/06/2033	6.000%	904,000	971,966
Total			3,241,578
Bermuda 0.0%
Bermuda Government International Bond(a)
08/20/2030	2.375%	1,105,000	958,610
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Foreign Government Obligations(l),(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.0%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	600,000	595,686
Brazilian Government International Bond
01/22/2032	6.125%	500,000	498,746
10/20/2033	6.000%	350,000	340,612
03/15/2034	6.125%	2,675,000	2,598,233
05/13/2054	7.125%	1,175,000	1,140,984
Total			5,174,261
Canada 0.1%
Antares Holdings LP(a)
07/15/2027	3.750%	3,635,000	3,482,523
10/23/2029	6.350%	2,000,000	2,022,487
NOVA Chemicals Corp.(a)
12/01/2031	7.000%	770,000	798,015
Province of British Columbia
09/01/2036	7.250%	2,000,000	2,430,557
Province of Manitoba
06/22/2026	2.125%	300,000	291,874
Province of Quebec(m)
03/02/2026	7.485%	230,000	236,479
Total			9,261,935
Chile 0.1%
Corp Nacional del Cobre de Chile(a)
01/13/2035	6.330%	1,600,000	1,655,790
01/13/2055	6.780%	1,486,000	1,560,014
Corp. Nacional del Cobre de Chile(a)
01/08/2034	5.950%	1,925,000	1,950,186
Corporación Nacional del Cobre de Chile(a)
02/02/2033	5.125%	850,000	820,915
01/26/2036	6.440%	2,150,000	2,229,866
Total			8,216,771
China 0.0%
Sinopec Group Overseas Development Ltd.(a)
04/28/2025	3.250%	300,000	299,207
Colombia 0.2%
Colombia Government International Bond
03/15/2029	4.500%	250,000	235,507
11/14/2035	8.000%	1,862,000	1,909,796
11/07/2036	7.750%	525,000	522,203
11/14/2053	8.750%	2,000,000	2,071,537
11/07/2054	8.375%	1,150,000	1,140,259
Foreign Government Obligations(l),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ecopetrol SA
01/19/2029	8.625%		4,080,000	4,364,848
04/29/2030	6.875%		1,500,000	1,499,143
11/02/2031	4.625%		212,000	180,370
01/13/2033	8.875%		3,764,000	3,941,210
01/19/2036	8.375%		4,170,000	4,133,698
Total				19,998,571
Costa Rica 0.0%
Costa Rica Government International Bond(a)
04/03/2034	6.550%		1,000,000	1,032,712
Dominican Republic 0.1%
Dominican Republic International Bond(a)
07/19/2028	6.000%		1,400,000	1,412,494
02/22/2029	5.500%		5,825,000	5,731,956
02/22/2029	5.500%		161,000	158,428
Total				7,302,878
France 0.1%
Electricite de France SA(a)
01/13/2055	6.375%		6,545,000	6,708,326
RTE Reseau de Transport d’Electricite SADIR(a)
04/30/2033	3.500%	EUR	1,600,000	1,697,236
Total				8,405,562
Guatemala 0.0%
Guatemala Government Bond(a)
08/10/2029	5.250%		450,000	440,135
08/06/2031	6.050%		1,650,000	1,649,852
10/07/2033	3.700%		794,000	663,592
02/06/2037	6.550%		800,000	807,399
Total				3,560,978
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%		977,000	796,773
MVM Energetika Zrt(a)
03/13/2031	6.500%		423,000	434,622
Total				1,231,395
India 0.0%
Export-Import Bank of India(a)
08/05/2026	3.375%		860,000	844,603
02/01/2028	3.875%		1,025,000	999,995
01/13/2031	2.250%		1,030,000	891,209
Indian Railway Finance Corp., Ltd.(a)
01/21/2032	3.570%		1,110,000	1,015,793
Power Finance Corp., Ltd.(a)
12/06/2028	6.150%		546,000	568,227
Total				4,319,827
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Foreign Government Obligations(l),(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indonesia 0.0%
Freeport Indonesia PT(a)
04/14/2032	5.315%	545,000	544,444
Indonesia Government International Bond
09/10/2034	4.750%	560,000	541,813
Indonesia Government International Bond(a)
01/17/2038	7.750%	1,000,000	1,222,372
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2030	2.800%	1,000,000	906,304
PT Pertamina Persero(a)
08/25/2030	3.100%	1,424,000	1,299,807
Total			4,514,740
Israel 0.0%
Israel Electric Corp., Ltd.(a)
08/14/2028	4.250%	2,200,000	2,121,263
Israel Government International Bond
02/19/2030	5.375%	2,500,000	2,519,770
Total			4,641,033
Italy 0.1%
Cassa Depositi e Prestiti SpA(a)
05/05/2026	5.750%	1,200,000	1,213,179
Republic of Italy Government International Bond
10/17/2029	2.875%	1,700,000	1,570,965
06/15/2033	5.375%	4,843,000	4,976,699
Total			7,760,843
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%	300,000	297,174
04/24/2030	5.375%	962,000	951,828
KazTransGas JSC(a)
09/26/2027	4.375%	200,000	193,202
Total			1,442,204
Mexico 0.4%
Comision Federal de Electricidad(a)
05/15/2029	4.688%	2,797,000	2,666,075
01/24/2030	5.700%	1,425,000	1,392,019
01/24/2035	6.450%	1,975,000	1,899,467
Mexico City Airport Trust(a)
10/31/2026	4.250%	1,435,000	1,411,413
04/30/2028	3.875%	420,000	400,729
10/31/2046	5.500%	2,303,000	1,887,804
07/31/2047	5.500%	5,582,000	4,568,224
Foreign Government Obligations(l),(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico Government International Bond
05/24/2031	2.659%	1,081,000	909,094
04/27/2032	4.750%	250,000	233,091
05/19/2033	4.875%	987,000	911,101
02/09/2035	6.350%	470,000	473,549
05/13/2037	6.875%	2,117,000	2,184,982
05/13/2055	7.375%	734,000	769,679
Pemex Project Funding Master Trust
06/15/2038	6.625%	50,000	37,487
Petroleos Mexicanos
10/16/2025	6.875%	1,060,000	1,061,172
03/13/2027	6.500%	13,322,000	13,069,947
02/12/2028	5.350%	2,276,000	2,112,551
01/23/2029	6.500%	625,000	587,310
01/23/2030	6.840%	6,120,000	5,627,065
01/28/2031	5.950%	3,025,000	2,568,634
02/16/2032	6.700%	2,000,000	1,755,932
06/15/2035	6.625%	900,000	723,914
09/21/2047	6.750%	1,257,000	872,700
02/12/2048	6.350%	503,000	337,406
Total			48,461,345
Morocco 0.0%
OCP SA(a)
06/23/2031	3.750%	357,000	315,455
05/02/2034	6.750%	4,695,000	4,843,352
Total			5,158,807
Norway 0.0%
Equinor ASA
04/06/2030	3.125%	826,000	773,180
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	600,000	605,658
Panama 0.1%
Banco Nacional de Panama(a)
08/11/2030	2.500%	875,000	712,064
08/11/2030	2.500%	600,000	488,273
Panama Government International Bond
03/16/2025	3.750%	200,000	199,772
01/23/2030	3.160%	457,000	394,840
03/01/2031	7.500%	1,300,000	1,348,949
09/29/2032	2.252%	200,000	146,013
01/19/2033	3.298%	250,000	196,234
02/14/2035	6.400%	200,000	189,397
03/01/2038	8.000%	1,720,000	1,799,605
Total			5,475,147
Paraguay 0.0%
Paraguay Government International Bond(a)
04/28/2031	4.950%	730,000	713,442
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Foreign Government Obligations(l),(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peru 0.0%
Corporación Financiera de Desarrollo SA(a)
09/28/2027	2.400%	600,000	555,847
Petroleos del Peru SA(a)
06/19/2032	4.750%	2,100,000	1,630,631
Total			2,186,478
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%	800,000	716,781
Romania 0.0%
Romanian Government International Bond(a)
02/17/2028	6.625%	200,000	205,477
03/27/2032	3.625%	1,550,000	1,301,634
01/30/2034	6.375%	800,000	778,384
03/24/2035	5.750%	2,122,000	1,938,873
Total			4,224,368
Serbia 0.1%
Serbia International Bond(a)
12/01/2030	2.125%	6,640,000	5,483,798
06/12/2034	6.000%	9,915,000	9,965,694
Total			15,449,492
South Africa 0.1%
Eskom Holdings SOC Ltd.(a)
08/10/2028	6.350%	1,739,000	1,730,914
08/10/2028	6.350%	213,000	212,010
08/10/2028	8.450%	3,439,000	3,575,680
08/10/2028	8.450%	451,000	468,925
Republic of South Africa Government International Bond
10/12/2028	4.300%	525,000	495,350
09/30/2029	4.850%	3,275,000	3,089,120
06/22/2030	5.875%	750,000	731,197
04/20/2032	5.875%	2,300,000	2,188,355
Republic of South Africa Government International Bond(a)
11/19/2036	7.100%	1,875,000	1,843,209
11/19/2054	7.950%	925,000	903,728
Total			15,238,488
Ukraine 0.0%
Ukraine Government International Bond(a),(m)
02/01/2029	1.750%	293,248	209,774
02/01/2034	1.750%	513,185	302,872
02/01/2035	1.750%	586,497	341,409
02/01/2036	1.750%	73,312	41,843
Foreign Government Obligations(l),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ukraine Government International Bond(a),(g)
02/01/2030	0.000%		80,093	44,778
02/01/2034	0.000%		299,297	129,500
02/01/2035	0.000%		252,927	165,934
02/01/2036	0.000%		210,772	137,938
Total				1,374,048
Uruguay 0.0%
Uruguay Government International Bond
02/14/2037	5.442%		410,000	414,085
Total Foreign Government Obligations (Cost $194,635,593)				192,154,424

Inflation-Indexed Bonds 0.3%

Mexico 0.0%
Mexico Udibonos
11/27/2031	2.750%	MXN	26,038,727	1,090,205
United States 0.3%
U.S. Treasury Inflation-Indexed Bond
01/15/2035	2.125%		40,827,449	41,970,937
Total Inflation-Indexed Bonds (Cost $41,478,785)				43,061,142

Municipal Bonds 0.2%
Issue Description	Coupon Rate		Principal Amount ($)	Value ($)
Higher Education 0.1%
University of California
Refunding Revenue Bonds
Taxable General
Series 2017AX
07/01/2025	3.063%		5,700,000	5,678,898
University of Michigan
Revenue Bonds
Taxable
Series 2022A
04/01/2122	4.454%		4,020,000	3,356,827
University of Virginia
Refunding Revenue Bonds
Taxable
Series 2021B
11/01/2051	2.584%		2,020,000	1,300,168
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%		725,000	567,507
Total				10,903,400
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 0.0%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars-Sinai Health System
Series 2021
08/15/2051	3.000%	1,785,000	1,432,577
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	5,525,000	3,691,931
Total			5,124,508
Local General Obligation 0.0%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	3,260,513
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	3,000,000	2,294,995
Revenue Bonds
Future Tax Secured
Subordinated Series 2020D-3
11/01/2032	2.400%	1,040,000	885,768
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	1,245,000	1,245,691
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,417,800
Total			6,844,254
Turnpike / Bridge / Toll Road 0.0%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	2,105,872
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	1,747,934
Total			3,853,806
Total Municipal Bonds (Cost $35,465,538)			29,986,481

Residential Mortgage-Backed Securities - Agency(q) 27.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2011-84 Class Z
09/25/2041	5.250%	1,268,427	1,281,949
Fannie Mae REMICS(e)
CMO Series 2020-58 Class IC
07/25/2050	5.500%	3,869,348	1,001,168
Federal Home Loan Mortgage Corp.
10/01/2028- 07/01/2032	7.000%	68,609	71,985
10/01/2031- 12/01/2054	6.000%	8,207,067	8,353,452
04/01/2033- 01/01/2055	5.500%	63,072,833	63,744,224
10/01/2039- 09/01/2054	5.000%	30,640,754	30,223,045
09/01/2040- 10/01/2052	4.000%	94,891,514	89,310,528
09/01/2040- 02/01/2054	4.500%	97,887,289	94,525,346
06/01/2043- 05/01/2052	3.500%	58,605,620	53,940,274
08/01/2046- 06/01/2052	3.000%	145,736,837	128,067,490
06/01/2050- 10/01/2052	2.500%	319,877,164	268,688,863
12/01/2050- 06/01/2052	2.000%	93,538,133	75,093,937
CMO Series 2060 Class Z
05/15/2028	6.500%	23,530	23,888
CMO Series 2310 Class Z
04/15/2031	6.000%	25,267	25,859
CMO Series 2725 Class TA
12/15/2033	4.500%	1,257,260	1,254,664
CMO Series 2882 Class ZC
11/15/2034	6.000%	2,221,890	2,332,305
CMO Series 2953 Class LZ
03/15/2035	6.000%	1,794,081	1,870,669
CMO Series 3028 Class ZE
09/15/2035	5.500%	165,422	165,911
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3032 Class PZ
09/15/2035	5.800%	399,810	409,907
CMO Series 3121 Class EZ
03/15/2036	6.000%	64,894	67,735
CMO Series 3181 Class AZ
07/15/2036	6.500%	23,032	24,134
CMO Series 353 Class 300
12/15/2046	3.000%	4,612,349	4,118,926
CMO Series 3740 Class BA
10/15/2040	4.000%	994,022	953,938
CMO Series 3747 Class HY
10/15/2040	4.500%	2,587,097	2,576,073
CMO Series 3753 Class KZ
11/15/2040	4.500%	4,399,238	4,356,108
CMO Series 3769 Class ZC
12/15/2040	4.500%	2,245,997	2,225,506
CMO Series 3841 Class JZ
04/15/2041	5.000%	195,821	196,120
CMO Series 3888 Class ZG
07/15/2041	4.000%	426,374	408,515
CMO Series 3926 Class NY
09/15/2041	4.000%	367,014	354,026
CMO Series 3928 Class MB
09/15/2041	4.500%	718,404	697,567
CMO Series 3934 Class CB
10/15/2041	4.000%	2,325,487	2,235,011
CMO Series 3982 Class TZ
01/15/2042	4.000%	913,629	871,681
CMO Series 4027 Class AB
12/15/2040	4.000%	1,018,204	991,005
CMO Series 4057 Class ZB
06/15/2042	3.500%	5,031,011	4,732,853
CMO Series 4057 Class ZL
06/15/2042	3.500%	5,533,857	5,204,650
CMO Series 4091 Class KB
08/15/2042	3.000%	6,500,000	5,864,809
CMO Series 4440 Class ZX
01/15/2045	4.000%	12,485,503	11,857,464
CMO Series 4463 Class ZA
04/15/2045	4.000%	4,008,743	3,866,099
CMO Series 4495 Class PA
09/15/2043	3.500%	87,713	86,178
CMO Series 4682 Class HZ
04/15/2047	3.500%	2,730,877	2,510,229
CMO Series 4771 Class HZ
03/15/2048	3.500%	10,217,326	9,256,147
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4787 Class PY
05/15/2048	4.000%	937,546	882,873
CMO Series 4793 Class CD
06/15/2048	3.000%	776,149	693,519
CMO Series 4839 Class A
04/15/2051	4.000%	2,353,640	2,262,038
CMO Series 4941 Class CZ
11/25/2049	3.000%	1,167,432	1,029,587
Federal Home Loan Mortgage Corp.(b),(e)
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 11/15/2043	1.647%	9,432,347	872,037
CMO Series 2013-4258 Class SJ
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 10/15/2043	2.197%	2,568,752	410,435
CMO Series 2014-4313 Class MS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/15/2039	1.697%	3,413,017	294,142
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	1.497%	5,330,255	500,820
CMO Series 274 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/15/2042	1.547%	6,792,937	708,006
CMO Series 279 Class S6
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	1.597%	4,512,865	434,358
CMO Series 299 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2043	1.547%	2,761,483	293,609
CMO Series 300 Class S1
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 01/15/2043	1.647%	6,899,055	748,438
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	1.497%	11,373,205	1,135,888
CMO Series 336 Class 30
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2044	1.597%	4,702,090	489,008
CMO Series 3404 Class AS
-1.0 x 30-day Average SOFR + 5.781% Cap 5.895% 01/15/2038	1.442%	1,235,861	114,573
CMO Series 3578 Class DI
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 04/15/2036	2.197%	1,740,702	138,349
CMO Series 3833 Class LI
-1.0 x 30-day Average SOFR + 0.286% 10/15/2040	1.851%	4,112,266	365,962
CMO Series 3892 Class SC
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2041	1.497%	2,618,755	243,816
CMO Series 3997 Class SK
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 11/15/2041	2.147%	3,726,695	241,951
CMO Series 4087 Class SC
-1.0 x 30-day Average SOFR + 5.436% Cap 5.550% 07/15/2042	1.097%	3,403,440	241,848
CMO Series 4281 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/15/2043	1.647%	5,500,048	463,514
CMO Series 4635 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/15/2046	1.647%	8,172,867	472,606
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4910 Class SG
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	1.584%	14,158,582	1,807,982
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	1.597%	6,228,808	605,184
CMO STRIPS Series 337 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2044	1.597%	7,773,979	781,592
Federal Home Loan Mortgage Corp.(r)
06/01/2052	4.500%	17,845,818	17,235,438
Federal Home Loan Mortgage Corp.(b)
CMO Series 2380 Class F
30-day Average SOFR + 0.564% Floor 0.450%, Cap 8.500% 11/15/2031	4.903%	29,486	29,474
CMO Series 2557 Class FG
30-day Average SOFR + 0.514% Floor 0.400%, Cap 8.000% 01/15/2033	4.853%	73,879	73,815
CMO Series 2962 Class PF
30-day Average SOFR + 0.364% Floor 0.250%, Cap 7.000% 03/15/2035	4.703%	29,444	29,405
CMO Series 2981 Class FU
30-day Average SOFR + 0.314% Floor 0.200%, Cap 8.000% 05/15/2030	4.653%	121,617	120,881
CMO Series 3065 Class EB
-3.0 x 30-day Average SOFR + 19.547% Cap 19.890% 11/15/2035	6.531%	251,618	270,610
CMO Series 3081 Class GC
-3.7 x 30-day Average SOFR + 23.414% Cap 23.833% 12/15/2035	7.505%	385,737	417,645
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3085 Class FV
30-day Average SOFR + 0.814% Floor 0.700%, Cap 8.000% 08/15/2035	5.153%	341,439	343,105
CMO Series 3564 Class FC
30-day Average SOFR + 1.364% Floor 1.250%, Cap 6.500% 01/15/2037	5.717%	142,944	145,286
CMO Series 3680 Class FA
30-day Average SOFR + 1.114% Floor 1.000%, Cap 6.000% 06/15/2040	5.453%	417,148	414,764
CMO Series 3852 Class QN
-3.6 x 30-day Average SOFR + 26.796% Cap 5.500% 05/15/2041	5.500%	15,591	14,896
CMO Series 4048 Class FJ
30-day Average SOFR + 0.514% Floor 0.400%, Cap 9,999.000% 07/15/2037	5.050%	550,406	546,347
CMO Series 5115 Class FD
30-day Average SOFR + 0.250% Floor 0.250%, Cap 4.000% 08/15/2043	4.000%	5,202,063	5,022,516
Federal Home Loan Mortgage Corp.(e)
CMO Series 303 Class C21
01/15/2043	4.000%	8,580,127	1,361,383
CMO Series 303 Class C30
12/15/2042	4.500%	5,507,594	828,673
CMO Series 364 Class C15
12/15/2046	3.500%	3,651,476	565,727
CMO Series 4146 Class IA
12/15/2032	3.500%	3,364,368	290,455
CMO Series 4186 Class IB
03/15/2033	3.000%	3,413,081	258,534
CMO Series 4627 Class PI
05/15/2044	3.500%	880,899	18,668
CMO Series 4698 Class BI
07/15/2047	5.000%	9,701,927	1,892,952
CMO Series 5048 Class HI
01/15/2042	4.500%	2,407,258	462,266
CMO Series 5078 Class NI
06/15/2042	4.000%	2,740,000	499,699
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
STRIPS
11/15/2052	4.000%	7,643,415	1,760,560
11/15/2052	4.500%	8,712,483	2,287,017
Federal Home Loan Mortgage Corp.(c),(e)
CMO Series 351 Class 213
02/15/2046	4.210%	257,222	45,182
CMO Series 364 Class 141
12/15/2046	2.752%	295,602	39,452
CMO Series 364 Class 151
12/15/2046	3.500%	284,259	43,130
CMO Series 364 Class 158
12/15/2046	4.000%	152,841	25,617
CMO Series 364 Class 167
12/15/2046	2.567%	275,845	31,262
CMO Series 364 Class C23
12/15/2046	2.946%	3,553,212	477,152
CMO Series 364 Class C24
12/15/2046	3.451%	2,002,137	315,474
CMO Series 364 Class C25
12/15/2046	4.039%	606,251	109,279
CMO Series 368 Class C15
01/25/2048	3.254%	3,793,852	548,257
CMO Series 5094 Class IO
12/15/2048	1.434%	12,509,866	990,950
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(e)
CMO Series K051 Class X1
09/25/2025	0.478%	14,912,988	33,626
CMO Series K058 Class X1
08/25/2026	0.900%	2,234,627	24,077
CMO Series KW02 Class X1
12/25/2026	0.114%	7,149,849	11,986
Federal Home Loan Mortgage Corp. REMICS(b),(e)
CMO Series 204236 Class IS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/15/2043	1.547%	9,013,852	890,212
CMO Series 204419 Class BS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2053	1.597%	23,799,537	2,906,142
CMO Series 204461 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 04/15/2045	1.747%	4,970,609	630,987
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 204839 Class WS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 08/15/2056	1.647%	34,953,125	4,690,444
CMO Series 4942 Class SG
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 01/25/2050	1.584%	10,012,570	1,131,967
Federal Home Loan Mortgage Corp. REMICS(e)
CMO Series 204695 Class OI
06/15/2047	4.000%	2,688,993	473,568
CMO Series 204864 Class IU
12/15/2048	4.500%	2,462,927	471,535
CMO Series 205012 Class MI
09/25/2050	4.000%	8,308,766	1,727,343
CMO Series 205038 Class ID
11/25/2050	3.500%	27,032,491	4,837,905
CMO Series 4257 Class IK
12/15/2042	4.000%	2,896,303	462,307
CMO Series 4999 Class IA
08/25/2050	4.500%	23,647,111	5,214,668
CMO Series 5043 Class IO
11/25/2050	5.000%	14,436,050	3,654,054
CMO Series 5058 Class NI
06/25/2050	3.000%	13,947,297	2,312,428
CMO Series 5079 Class DI
02/25/2051	6.500%	8,225,092	1,450,172
CMO Series 5081 Class PI
03/25/2051	3.000%	40,469,432	6,850,496
CMO Series 5088 Class IB
03/25/2051	2.500%	23,252,147	3,526,897
CMO Series 5095 Class AI
04/25/2051	3.500%	19,262,738	3,406,997
CMO Series 5113 Class MI
06/25/2051	3.500%	16,732,804	3,248,195
CMO Series 5115 Class GI
09/25/2050	3.000%	9,904,798	1,629,266
CMO Series 5148 Class EI
10/25/2051	3.000%	41,115,975	6,812,263
CMO Series 5153 Class JI
10/25/2051	3.500%	7,584,007	1,394,625
CMO Series 5217 Class PI
04/25/2052	3.500%	4,848,952	466,249
CMO Series 5223 Class IM
02/25/2042	5.500%	8,215,576	1,314,186
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS
CMO Series 3843 Class JZ
04/15/2041	5.100%	1,115,076	1,111,517
CMO Series 4372 Class Z
08/15/2044	3.000%	2,736,958	2,474,681
CMO Series 4402 Class YB
10/15/2044	3.000%	2,261,526	2,038,477
CMO Series 4612 Class HZ
08/15/2046	2.500%	7,407,234	6,155,855
CMO Series 4753 Class VZ
12/15/2047	3.000%	1,236,438	982,976
CMO Series 4755 Class Z
02/15/2048	3.000%	1,236,438	1,076,417
CMO Series 4765 Class PZ
01/15/2048	3.000%	3,709,149	2,892,363
CMO Series 5237 Class GA
09/25/2046	4.000%	1,948,240	1,885,469
Federal Home Loan Mortgage Corp. REMICS(c),(e)
CMO Series 5065 Class EI
11/25/2044	5.363%	1,165,333	225,196
Federal National Mortgage Association
09/01/2025- 08/01/2027	8.000%	1,830	1,842
03/01/2026- 03/01/2053	7.000%	985,135	1,033,056
04/01/2027- 06/01/2032	7.500%	13,283	13,595
05/01/2029- 12/01/2054	6.000%	59,784,468	61,048,837
03/01/2033- 09/01/2053	5.500%	99,793,353	100,291,885
09/01/2033- 10/01/2053	3.000%	268,176,152	234,807,817
10/01/2033- 12/01/2052	3.500%	137,754,172	126,117,476
02/01/2037- 06/01/2062	2.500%	313,661,484	264,309,016
07/01/2039- 08/01/2053	5.000%	106,850,468	105,518,569
08/01/2040- 04/01/2052	2.000%	301,618,167	243,556,415
10/01/2040- 06/01/2056	4.500%	97,061,812	93,807,224
02/01/2041- 11/01/2052	4.000%	88,403,529	83,786,250
11/01/2050- 11/01/2051	1.500%	44,026,377	33,519,368
01/01/2053	6.500%	2,836,613	2,932,345
CMO Series 2003-22 Class Z
04/25/2033	6.000%	65,223	67,566
CMO Series 2003-33 Class PT
05/25/2033	4.500%	2,927	2,874
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-50 Class DZ
06/25/2037	5.500%	337,873	350,676
CMO Series 2010-139 Class HA
11/25/2040	4.000%	1,269,931	1,199,828
CMO Series 2011-18 Class ZK
03/25/2041	4.000%	2,531,268	2,462,062
CMO Series 2011-53 Class WT
06/25/2041	4.500%	219,875	219,126
CMO Series 2011-87 Class GB
09/25/2041	4.500%	7,000,000	6,813,008
CMO Series 2012-121 Class GZ
11/25/2042	3.500%	8,756,281	8,196,615
CMO Series 2012-68 Class ZA
07/25/2042	3.500%	6,845,345	6,420,840
CMO Series 2012-94
09/25/2042	3.500%	7,972,247	7,468,725
CMO Series 2013-106 Class LA
08/25/2041	4.000%	1,300,599	1,250,866
CMO Series 2013-16 Class GD
03/25/2033	3.000%	22,998	22,929
CMO Series 2013-66 Class AP
05/25/2043	6.000%	38,654	36,893
CMO Series 2018-38 Class PA
06/25/2047	3.500%	353,137	341,431
CMO Series 2018-64 Class ET
09/25/2048	3.000%	2,311,964	2,064,494
CMO Series 2018-94D Class KD
12/25/2048	3.500%	588,511	536,492
CMO Series 2019-9 Class DZ
03/25/2049	4.000%	2,917,705	2,770,653
CMO Series 98-17 Class Z
04/18/2028	6.500%	9,056	9,046
Federal National Mortgage Association(s)
04/01/2051	2.000%	40,957,682	32,939,085
Federal National Mortgage Association(b),(e)
CMO Series 2004-29 Class PS
-1.0 x 30-day Average SOFR + 7.486% Cap 7.600% 05/25/2034	3.134%	782,387	92,663
CMO Series 2006-43 Class SJ
-1.0 x 30-day Average SOFR + 6.476% Cap 6.590% 06/25/2036	2.124%	595,031	62,628
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-100 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 12/25/2039	1.734%	1,959,024	213,663
CMO Series 2009-87 Class NS
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 11/25/2039	1.784%	2,709,791	235,545
CMO Series 2010-131 Class SA
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 11/25/2040	2.134%	2,499,131	317,955
CMO Series 2010-21 Class SA
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 03/25/2040	1.784%	4,327,291	296,118
CMO Series 2010-57 Class SA
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 06/25/2040	1.984%	1,086,376	110,446
CMO Series 2011-131 Class ST
-1.0 x 30-day Average SOFR + 6.426% Cap 6.540% 12/25/2041	2.074%	14,202,718	2,137,086
CMO Series 2011-47 Class GS
-1.0 x 30-day Average SOFR + 5.816% Cap 5.930% 06/25/2041	1.464%	3,564,104	314,042
CMO Series 2012-17 Class MS
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2027	2.234%	252,626	3,163
CMO Series 2013-10 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2043	1.684%	3,298,337	355,147
CMO Series 2013-124 Class SB
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 12/25/2043	1.484%	9,572,670	1,041,114
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-19 Class KS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2041	1.734%	2,617,008	201,021
CMO Series 2013-34 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2043	1.684%	9,377,582	1,223,184
CMO Series 2014-40 Class HS
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 07/25/2044	2.234%	2,400,674	329,067
CMO Series 2014-52 Class SL
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2044	1.634%	4,121,068	433,871
CMO Series 2015-81 Class SD
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 01/25/2037	2.234%	2,251,481	157,557
CMO Series 2016-19 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2046	1.634%	3,223,045	243,631
CMO Series 2016-32 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2034	1.634%	1,474,037	127,137
CMO Series 2016-60 Class QS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2046	1.634%	4,197,749	292,786
CMO Series 2016-60 Class SD
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2046	1.634%	14,869,500	1,157,998
CMO Series 2016-60 Class SE
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 09/25/2046	1.784%	4,215,217	377,265
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-82 Class SG
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 11/25/2046	1.634%	5,835,851	406,841
CMO Series 2016-88 Class BS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/25/2046	1.634%	10,240,529	1,112,990
CMO Series 2016-93 Class SL
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2046	2.184%	2,482,525	184,632
CMO Series 2017-26 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2047	1.684%	3,930,668	221,062
CMO Series 2017-57 Class SD
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 08/25/2047	0.000%	5,076,667	171,538
CMO Series 2018-43 Class SE
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 09/25/2038	1.784%	3,358,284	316,513
CMO Series 2018-61 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 08/25/2048	1.734%	2,393,025	181,592
CMO Series 2019-35 Class SH
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2049	1.684%	10,131,645	819,949
CMO Series 2019-39 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 08/25/2049	1.634%	9,546,908	794,255
Federal National Mortgage Association(b)
CMO Series 2004-93 Class FC
30-day Average SOFR + 0.314% Floor 0.200%, Cap 8.000% 12/25/2034	4.667%	152,182	151,327
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-71 Class SH
-2.6 x 30-day Average SOFR + 15.437% Cap 15.738% 05/25/2035	4.022%	109,919	111,802
CMO Series 2007-90 Class F
30-day Average SOFR + 0.604% Floor 0.490%, Cap 7.000% 09/25/2037	4.957%	7,193	7,179
CMO Series 2007-W7 Class 1A4
-6.0 x 30-day Average SOFR + 38.493% Cap 39.180% 07/25/2037	12.381%	34,573	44,997
CMO Series 2008-15 Class AS
-5.0 x 30-day Average SOFR + 32.428% Cap 33.000% 08/25/2036	10.668%	169,307	221,115
CMO Series 2010-142 Class HS
-2.0 x 30-day Average SOFR + 9.771% Cap 10.000% 12/25/2040	1.066%	452,249	306,735
CMO Series 2010-150 Class FL
30-day Average SOFR + 0.664% Floor 0.550%, Cap 7.000% 10/25/2040	5.017%	81,427	81,211
CMO Series 2012-1 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 02/25/2042	4.967%	621,530	614,981
CMO Series 2012-115 Class MT
-3.0 x 30-day Average SOFR + 13.157% Cap 4.500% 10/25/2042	0.100%	310,600	216,228
CMO Series 2016-32 Class GT
-4.5 x 30-day Average SOFR + 17.485% Cap 4.500% 01/25/2043	0.000%	32,299	21,406
Federal National Mortgage Association(e)
CMO Series 2013-16 Class MI
03/25/2043	4.000%	2,874,493	260,528
CMO Series 2013-23 Class AI
03/25/2043	5.000%	3,902,710	628,343
CMO Series 2013-35 Class IB
04/25/2033	3.000%	3,989,442	322,546
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-41 Class HI
02/25/2033	3.000%	4,033,342	214,494
CMO Series 2015-54 Class GI
07/25/2045	5.500%	18,144,257	2,689,313
CMO Series 2020-42 Class AI
06/25/2050	2.500%	16,376,783	1,718,175
CMO Series 2020-72 Class LI
12/25/2040	5.000%	4,268,039	821,908
CMO Series 20434 Class C24
06/25/2053	4.500%	29,023,331	6,743,153
CMO Series 385 Class 8
12/25/2037	5.500%	1,466,163	271,897
CMO Series 426 Class C58
03/25/2052	3.000%	33,235,126	5,686,460
CMO Series 427 Class C17
01/25/2035	3.000%	9,066,342	831,028
CMO Series 427 Class C57
02/25/2032	2.500%	48,363,919	2,823,998
STRIPS
01/25/2052	4.500%	2,326,985	616,085
Federal National Mortgage Association(c),(e)
CMO Series 2021-24 Class IO
03/25/2059	1.101%	7,904,522	538,800
Federal National Mortgage Association REMICS
CMO Series 2010-136 Class CY
12/25/2040	4.000%	1,345,030	1,308,287
CMO Series 2012-105 Class Z
10/25/2042	3.500%	2,289,805	2,142,547
CMO Series 2013-18 Class ZA
03/25/2043	3.000%	3,064,818	2,778,300
CMO Series 2013-70 Class JZ
07/25/2043	3.000%	14,042,634	12,498,652
CMO Series 2018-11 Class BX
12/25/2047	4.000%	8,032,419	7,596,456
CMO Series 2019-70 Class CB
12/25/2049	3.500%	2,362,565	2,136,549
CMO Series 2020-46 Class JG
07/25/2050	2.000%	1,871,740	1,525,246
Federal National Mortgage Association REMICS(e)
CMO Series 2013-10 Class GI
02/25/2033	3.000%	5,771,398	427,618
CMO Series 2015-86 Class MI
11/25/2045	5.500%	5,276,853	819,419
CMO Series 2017-54 Class ID
07/25/2047	4.000%	2,124,242	373,002
CMO Series 2020-47 Class DI
07/25/2050	4.000%	40,852,805	8,052,999
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-74 Class HI
10/25/2050	5.500%	4,284,923	764,495
CMO Series 2020-99 Class IB
05/25/2050	3.500%	11,423,792	2,100,943
CMO Series 2021-1 Class IB
02/25/2061	3.500%	12,110,210	2,124,425
CMO Series 2021-74 Class LI
11/25/2051	3.500%	20,090,608	4,138,615
CMO Series 2021-94 Class AI
01/25/2052	3.000%	23,934,724	4,017,788
CMO Series 2022-38 Class IH
07/25/2052	4.500%	2,777,777	597,093
CMO Series 2022-5 Class LI
02/25/2052	3.000%	26,245,433	3,130,581
Federal National Mortgage Association REMICS(b),(e)
CMO Series 2013-136 Class SB
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 01/25/2044	1.434%	8,785,753	892,155
CMO Series 2017-14 Class DS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 03/25/2047	1.584%	7,641,547	897,909
CMO Series 2017-38 Class S
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2047	1.634%	13,458,841	1,562,310
CMO Series 2018-45 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 06/25/2048	1.734%	9,731,732	1,166,279
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	1.584%	32,999,488	3,611,840
CMO Series 3908 Class XS
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 06/15/2039	1.997%	7,042,206	761,930
Freddie Mac REMICS(e)
CMO Series 5093 Class IV
12/25/2050	4.500%	8,139,146	1,873,568
CMO Series 5093 Class VI
12/25/2050	4.500%	13,921,002	3,204,506
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
05/15/2040- 05/20/2053	5.000%	5,486,970	5,457,404
05/20/2041- 05/20/2053	4.500%	10,505,307	10,133,306
02/15/2042- 07/20/2053	4.000%	25,113,834	23,608,095
08/20/2042- 10/20/2052	3.500%	58,670,021	54,292,235
12/20/2046- 06/20/2052	3.000%	87,733,276	78,150,061
10/20/2049- 04/20/2052	2.500%	66,941,926	57,432,138
12/20/2050- 03/20/2052	2.000%	38,873,630	31,945,407
01/20/2053- 04/20/2053	5.500%	35,530,252	35,726,553
04/20/2053	6.000%	10,392,877	10,604,797
CMO Series 2005-45 Class ZA
06/16/2035	6.000%	1,784,651	1,826,518
CMO Series 2009-104 Class YD
11/20/2039	5.000%	1,107,276	1,125,332
CMO Series 2009-55 Class LX
07/20/2039	5.000%	1,369,907	1,374,859
CMO Series 2009-67 Class DB
08/20/2039	5.000%	1,509,735	1,520,073
CMO Series 2010-108 Class WL
04/16/2040	4.000%	1,520,359	1,484,537
CMO Series 2010-120 Class AY
09/20/2040	4.000%	1,416,373	1,369,488
CMO Series 2010-135 Class PE
10/16/2040	4.000%	3,221,963	3,153,423
CMO Series 2014-3 Class EP
02/16/2043	2.750%	3,829,429	3,622,027
CMO Series 2016-111 Class PB
08/20/2046	2.500%	1,097,000	806,156
CMO Series 2018-1 Class LZ
01/20/2048	3.000%	4,578,401	3,626,758
CMO Series 2018-115 Class DE
08/20/2048	3.500%	1,297,312	1,179,069
CMO Series 2018-147 Class BZ
10/20/2048	3.500%	4,280,401	4,040,633
CMO Series 2018-53 Class AL
11/20/2045	3.500%	665,911	646,224
Government National Mortgage Association(r)
10/20/2054	4.500%	18,664,538	18,020,783
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
1-year CMT + 1.140% 03/20/2066	5.490%	27,388	27,544
1-year CMT + 0.804% 04/20/2066	5.150%	107,570	107,930
CMO Series 2006-37 Class AS
-6.0 x 1-month Term SOFR + 38.973% Cap 39.660% 07/20/2036	13.102%	390,253	523,398
CMO Series 2010-H03 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 10.690% 03/20/2060	4.976%	94,089	94,072
CMO Series 2010-H26 Class LF
1-month Term SOFR + 0.464% Floor 0.350%, Cap 13.898% 08/20/2058	4.790%	23,237	23,215
CMO Series 2011-114 Class KF
1-month Term SOFR + 0.564% Floor 0.450%, Cap 6.500% 03/20/2041	4.876%	2,845	2,846
CMO Series 2012-H20 Class BA
1-month Term SOFR + 0.814% Floor 0.700%, Cap 10.500% 09/20/2062	5.000%	22,780	22,776
CMO Series 2012-H21 Class CF
1-month Term SOFR + 0.814% Floor 0.700% 05/20/2061	5.140%	1,732	1,732
CMO Series 2012-H21 Class DF
1-month Term SOFR + 0.764% Floor 0.650% 05/20/2061	5.090%	1,543	1,543
CMO Series 2012-H25 Class FA
1-month Term SOFR + 0.814% Floor 0.700% 12/20/2061	5.140%	27,546	27,547
CMO Series 2013-H02 Class FD
1-month Term SOFR + 0.454% Floor 0.340%, Cap 10.500% 12/20/2062	4.780%	42,277	42,135
CMO Series 2013-H05 Class FB
1-month Term SOFR + 0.514% Floor 0.400% 02/20/2062	4.823%	1,875	1,855
CMO Series 2013-H08 Class BF
1-month Term SOFR + 0.514% Floor 0.400%, Cap 10.000% 03/20/2063	4.840%	339,415	337,448
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H14 Class FD
1-month Term SOFR + 0.584% Floor 0.470%, Cap 11.000% 06/20/2063	4.910%	151,520	151,269
CMO Series 2013-H17 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 11.000% 07/20/2063	4.990%	21,559	21,554
CMO Series 2013-H18 Class EA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.190% 07/20/2063	4.940%	13,596	13,579
CMO Series 2013-H19 Class FC
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 08/20/2063	5.040%	139,090	139,180
CMO Series 2015-H26 Class FC
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 08/20/2065	5.040%	12,301	12,307
CMO Series 2017-H03 Class FB
1-month Term SOFR + 0.764% Floor 0.650%, Cap 15.000% 06/20/2066	5.090%	270,421	270,745
CMO Series 2018-H04 Class FM
1-month Term SOFR + 0.414% Floor 0.300%, Cap 11.000% 03/20/2068	4.740%	913,258	909,966
CMO Series 2019-H01 Class FL
1-month Term SOFR + 0.564% Floor 0.450%, Cap 11.000% 12/20/2068	4.890%	189,672	189,911
CMO Series 2019-H10 Class FM
1-month Term SOFR + 0.514% Floor 0.400%, Cap 11.000% 05/20/2069	4.840%	716,844	715,217
CMO Series 2020-H13 Class FM
1-month Term SOFR + 0.514% Floor 0.400%, Cap 11.000% 08/20/2070	4.840%	1,150,143	1,146,572
CMO Series 2022-201 Class FB
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 11/20/2052	5.596%	2,889,373	2,902,445
CMO Series 2022-H01 Class FE
1-month Term SOFR + 0.614% Floor 0.500%, Cap 99.000% 01/20/2072	4.846%	8,127,778	8,086,341
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-H09 Class EF
30-day Average SOFR + 0.450% Floor 0.450%, Cap 11.000% 04/20/2072	4.796%	2,587,146	2,577,158
CMO Series 2022-H09 Class GF
30-day Average SOFR + 0.700% Floor 0.700% 04/20/2072	5.046%	2,399,950	2,390,265
CMO Series 2022-H22 Class FE
30-day Average SOFR + 1.040% Floor 1.040%, Cap 7.500% 09/20/2072	5.386%	1,972,350	1,974,858
CMO Series 2024-97 Class FW
30-day Average SOFR + 1.150% Floor 1.150%, Cap 6.500% 06/20/2054	5.496%	5,176,542	5,186,993
Government National Mortgage Association(b),(e)
CMO Series 2010-31 Class ES
-1.0 x 1-month Term SOFR + 4.886% Cap 5.000% 03/20/2040	0.574%	5,624,205	334,818
CMO Series 2011-13 Class S
-1.0 x 1-month Term SOFR + 5.836% Cap 5.950% 01/16/2041	1.524%	3,532,083	318,378
CMO Series 2011-30 Class SB
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 02/20/2041	2.174%	1,700,774	163,484
CMO Series 2015-155 Class SA
-1.0 x 1-month Term SOFR + 5.586% Cap 5.700% 10/20/2045	1.274%	2,428,383	226,021
CMO Series 2017-93 Class CS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2047	1.774%	7,393,065	1,061,214
CMO Series 2019-123 Class SP
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2049	1.674%	10,104,282	886,184
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-13 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	1.674%	7,847,551	915,391
CMO Series 2019-30 Class SH
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.624%	12,878,125	1,378,925
CMO Series 2019-6 Class SJ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	1.674%	6,655,311	600,248
CMO Series 2019-86 Class SG
-1.0 x 1-month Term SOFR + 5.486% Cap 5.600% 07/20/2049	1.174%	3,020,386	179,089
CMO Series 2020-112 Class SB
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	1.824%	2,279,060	329,832
CMO Series 2021-49 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.874%	17,997,628	2,475,180
Government National Mortgage Association(c)
CMO Series 2010-H17 Class XQ
07/20/2060	5.134%	1,363	1,144
CMO Series 2017-H04 Class DA
12/20/2066	4.458%	295	291
Series 2003-72 Class Z
11/16/2045	5.428%	226,094	226,644
Government National Mortgage Association(e)
CMO Series 2013-3 Class IT
01/20/2043	5.000%	2,666,481	574,271
CMO Series 2016-88 Class PI
07/20/2046	4.000%	5,047,920	864,508
CMO Series 2016-89 Class HI
07/20/2046	3.500%	1,863,400	320,528
CMO Series 2017-101 Class AI
07/20/2047	4.000%	3,338,899	566,181
CMO Series 2017-52 Class AI
04/20/2047	6.000%	2,378,473	356,572
CMO Series 2017-68 Class TI
05/20/2047	5.500%	934,989	138,112
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-88 Class JI
09/20/2046	5.500%	1,499,265	260,262
CMO Series 2019-110 Class PI
09/20/2049	3.500%	19,343,011	3,748,676
CMO Series 2019-99 Class AI
08/16/2049	4.000%	4,823,680	1,004,244
CMO Series 2020-129 Class GI
09/20/2050	3.000%	23,580,624	3,985,130
CMO Series 2020-134 Class AI
09/20/2050	3.000%	8,518,337	1,342,243
CMO Series 2021-57 Class IA
12/20/2050	2.500%	2,882,674	452,954
CMO Series 2021-7 Class BI
01/20/2051	2.000%	37,475,450	4,304,663
CMO Series 2021-7 Class QI
01/20/2051	2.500%	7,243,888	1,070,044
CMO Series 2021-81 Class IM
05/20/2051	3.500%	3,323,826	627,731
CMO Series 2022-125 Class PI
07/20/2052	5.000%	9,093,625	1,648,091
CMO Series 2023-70 Class JI
06/20/2052	5.500%	2,305,315	405,368
CMO Series 2024-97 Class IO
02/20/2053	5.000%	32,385,242	7,329,664
Government National Mortgage Association(c),(e)
CMO Series 2014-150 Class IO
07/16/2056	0.425%	8,555,775	174,996
CMO Series 2014-H05 Class AI
02/20/2064	1.497%	2,679,678	80,814
CMO Series 2014-H14 Class BI
06/20/2064	1.655%	3,452,715	80,597
CMO Series 2014-H15 Class HI
05/20/2064	1.434%	1,383,023	58,265
CMO Series 2014-H20 Class HI
10/20/2064	1.369%	318,297	20,661
CMO Series 2015-163 Class IO
12/16/2057	0.733%	1,528,799	55,153
CMO Series 2015-189 Class IG
01/16/2057	0.603%	5,852,266	157,614
CMO Series 2015-30 Class IO
07/16/2056	0.691%	2,392,370	88,655
CMO Series 2015-32 Class IO
09/16/2049	0.573%	3,509,058	73,980
CMO Series 2015-73 Class IO
11/16/2055	0.407%	1,131,356	13,662
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-9 Class IO
02/16/2049	0.509%	6,196,245	109,898
CMO Series 2015-H22 Class BI
09/20/2065	1.795%	1,085,261	39,189
CMO Series 2016-72 Class IO
12/16/2055	0.724%	5,311,273	151,553
CMO Series 2020-171 Class IO
10/16/2060	0.957%	5,833,579	412,129
CMO Series 2020-32 Class IA
03/16/2047	4.020%	8,059,830	1,480,256
CMO Series 2021-33 Class IO
10/16/2062	0.843%	7,603,792	488,664
CMO Series 2021-40 Class IO
02/16/2063	0.822%	6,618,714	409,927
CMO Series 2021-H03 Class IO
04/20/2070	0.000%	8,898,925	30,154
CMO Series 2021-H08 Class IA
01/20/2068	0.008%	1,322,614	6,672
Government National Mortgage Association TBA(d)
03/20/2055	2.500%	54,800,000	46,961,177
03/20/2055	4.000%	42,625,000	40,165,538
03/20/2055	4.500%	50,400,000	48,630,884
03/20/2055	5.000%	101,440,000	100,168,215
03/20/2055	5.500%	90,704,000	90,927,217
03/20/2055	6.000%	9,800,000	9,932,279
Seasoned Credit Risk Transfer Trust
CMO Series 2018-2 Class MV (FHLMC)
11/25/2057	3.500%	3,669,723	3,414,367
Uniform Mortgage-Backed Security TBA(d)
03/13/2054	3.000%	26,775,000	23,321,444
03/13/2055	2.000%	49,025,000	39,210,499
03/13/2055	2.500%	28,800,000	24,068,326
03/13/2055- 04/14/2055	3.500%	109,625,000	99,430,677
03/13/2055	4.000%	88,850,000	83,285,588
03/13/2055	5.000%	22,325,000	21,960,640
03/13/2055- 04/14/2055	5.500%	28,177,000	28,211,661
03/13/2055- 04/14/2055	6.000%	44,897,000	45,613,405
04/14/2055	4.500%	57,225,000	55,065,535
04/14/2055	6.500%	3,690,000	3,796,578
Total Residential Mortgage-Backed Securities - Agency (Cost $3,830,137,821)			3,735,541,605

Residential Mortgage-Backed Securities - Non-Agency 4.6%

ACE Securities Corp. Home Equity Loan Trust(b)
CMO Series 2006-OP1 Class A2D
1-month Term SOFR + 0.594% Floor 0.480% 04/25/2036	4.914%	6,595,606	6,010,745
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ajax Mortgage Loan Trust(a),(m)
CMO Series 2019-F Class A1
07/25/2059	2.860%	3,167,912	3,054,673
Angel Oak Mortgage Trust(a),(m)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	14,621,129	14,435,438
Arroyo Mortgage Trust(a)
CMO Series 2022-1 Class A3
12/25/2056	3.650%	1,000,000	812,183
ATLX Trust(a),(m)
CMO Series 2024-RPL1 Class A1
04/25/2064	3.850%	3,917,731	3,771,807
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	185,325	154,623
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	269,370	240,878
Banc of America Funding Trust(t)
CMO Series 2006-D Class 3A1
05/20/2036	5.204%	590,363	529,091
Banc of America Funding Trust(b)
CMO Series 2007-C Class 7A1
1-month Term SOFR + 0.534% Floor 0.420% 05/20/2047	4.846%	1,152,061	1,048,406
Bayview MSR Opportunity Master Fund Trust(a),(c)
Subordinated CMO Series 2021-5 Class B1
11/25/2051	3.488%	925,183	794,392
Subordinated CMO Series 2022-2 Class B3A
12/25/2051	3.397%	1,398,571	1,172,683
Bellemeade Re Ltd.(a),(b)
CMO Series 2021-3A Class M1C
30-day Average SOFR + 1.550% Floor 1.550% 09/25/2031	5.902%	2,200,000	2,200,849
CMO Series 2022-1 Class M1C
30-day Average SOFR + 3.700% Floor 3.700% 01/26/2032	8.053%	2,500,000	2,567,106
Carrington Mortgage Loan Trust(b)
CMO Series 2006-NC3 Class A3
1-month Term SOFR + 0.264% Floor 0.150%, Cap 12.500% 08/25/2036	4.734%	963,582	931,060
CMO Series 2006-NC3 Class A4
1-month Term SOFR + 0.354% Floor 0.240%, Cap 12.500% 08/25/2036	4.674%	9,300,000	7,568,157
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chase Home Lending Mortgage Trust(a),(c)
CMO Series 2024-6 Class A9A
05/25/2055	6.000%	1,599,891	1,605,766
CMO Series 2024-8 Class B3
08/25/2055	7.135%	1,492,219	1,579,201
CMO Series 2024-RPL2 Class A1A
08/25/2064	3.250%	1,182,545	1,059,482
Chase Mortgage Finance Corp.(a),(c)
Subordinated CMO Series 2019-1 Class B2
03/25/2050	3.885%	879,107	787,348
Subordinated Series 2016-SH1 Class M2
04/25/2045	3.750%	159,354	145,721
CIM Group(a),(c)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	4,782,053	4,252,114
CIM Trust(a),(c)
CMO Series 2019-J2 Class B1
10/25/2049	3.762%	776,960	699,578
CMO Series 2019-R5 Class M2
09/25/2059	3.250%	1,100,000	1,011,833
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	3,193,292	2,839,059
CMO Series 2021-R3 Class A1
06/25/2057	1.951%	3,966,611	3,567,627
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	5,648,462	5,198,430
CMO Series 2022-I1 Class A1
02/25/2067	4.350%	4,381,188	4,352,515
CMO Series 2023-R1 Class A1A
04/25/2062	5.400%	10,559,459	10,057,293
CMO Series 2023-R3 Class A1A
01/25/2063	4.500%	9,066,837	8,436,463
CMO Series 2024-R1 Class A1
06/25/2064	4.750%	2,737,320	2,695,320
CIM Trust(a),(m)
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	2,855,860	2,849,002
CMO Series 2023-NR2 Class A1
06/25/2062	6.000%	4,926,338	4,882,354
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	171,318	172,652
Citigroup Mortgage Loan Trust(a),(m)
CMO Series 2022-A Class A1
09/25/2062	6.170%	1,915,109	1,917,442
Citigroup Mortgage Loan Trust(a),(c)
CMO Series 2025-INV1 Class A20
01/25/2055	6.000%	1,486,391	1,499,281
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a),(c)
Subordinated CMO Series 2021-J2 Class B3W
07/25/2051	2.769%	447,312	372,316
Connecticut Avenue Securities(a),(b)
CMO Series 2023-R07 Class 2M2
30-day Average SOFR + 3.250% 09/25/2043	7.602%	3,400,000	3,594,446
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-SBT1 Class 1M2
30-day Average SOFR + 3.764% 02/25/2040	8.117%	1,500,000	1,574,519
CMO Series 2020-SBT1 Class 2M2
30-day Average SOFR + 3.764% 02/25/2040	8.117%	3,500,000	3,672,512
CMO Series 2022-R07 Class 1M2
30-day Average SOFR + 4.650% 06/25/2042	9.002%	2,700,000	2,904,081
CMO Series 2023-R01 Class 1M2
30-day Average SOFR + 3.750% 12/25/2042	8.102%	3,750,000	3,996,155
CMO Series 2024-R02 Class 1M2
30-day Average SOFR + 1.800% Floor 1.800% 02/25/2044	6.152%	1,500,000	1,516,748
CMO Series 2024-R04 Class 1B1
30-day Average SOFR + 2.200% 05/25/2044	6.552%	3,400,000	3,452,465
CMO Series 2024-R04 Class 1M1
30-day Average SOFR + 1.100% 05/25/2044	5.452%	4,143,265	4,147,763
Subordinated CMO Series 2019-R05 Class 1B1
30-day Average SOFR + 4.214% 07/25/2039	8.567%	1,272,318	1,318,440
Subordinated CMO Series 2020-R02 Class 2B1
30-day Average SOFR + 3.114% 01/25/2040	7.467%	5,250,000	5,381,032
Subordinated CMO Series 2022-R02 Class 2B1
30-day Average SOFR + 4.500% 01/25/2042	8.852%	1,000,000	1,050,210
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-R04 Class 1B1
30-day Average SOFR + 5.250% 03/25/2042	9.602%	750,000	806,875
Subordinated CMO Series 2024-R03 Class 2B1
30-day Average SOFR + 2.800% 03/25/2044	7.152%	1,000,000	1,030,433
Countrywide Home Loan Mortgage Pass-Through Trust(c)
CMO Series 2007-HY5 Class 1A1
09/25/2047	5.319%	282,272	221,242
Credit Suisse Mortgage Capital Trust(a),(c)
CMO Series 2021-RP11 Class PT
10/25/2061	3.753%	6,960,395	5,641,636
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2022-ATH2 Class A1
05/25/2067	4.547%	5,493,090	5,439,671
CMO Series 2022-ATH3 Class A3
08/25/2067	6.567%	1,076,854	1,074,939
Credit-Based Asset Servicing & Securitization LLC(m)
CMO Series 2007-CB1 Class AF3
01/25/2037	3.171%	3,240,583	912,410
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	4,254,155	4,091,368
CMO Series 2020-RPL6 Class A1
03/25/2059	3.442%	2,143,104	2,189,102
CMO Series 2021-NQM6 Class A1
07/25/2066	1.174%	6,546,054	5,572,172
CMO Series 2022-NQM1 Class A1
11/25/2066	2.265%	11,128,844	9,946,455
CMO Series 2022-RPL4 Class A1
04/25/2062	3.904%	2,274,337	2,185,315
CSMCM Trust(a)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	287,748	221,673
CSMCM Trust Certificates(a),(c)
CMO Series 2018-RPL4 Class CERT
07/25/2050	3.735%	1,239,728	1,114,139
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2021-4 Class M1
11/25/2066	3.257%	2,000,000	1,550,419
Deephaven Residential Mortgage Trust(a),(m)
CMO Series 2024-1 Class A1
07/25/2069	5.735%	12,747,444	12,820,203
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	1,855,000	1,850,273
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Downey Savings & Loan Association Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1A
1-month Term SOFR + 0.694% Floor 0.580%, Cap 11.000% 10/19/2045	5.008%	1,003,762	910,105
CMO Series 2006-AR2 Class 2A1A
1-month Term SOFR + 0.314% Floor 0.200% 10/19/2036	4.628%	1,685,975	1,112,560
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF18 Class A2D
1-month Term SOFR + 0.324% Floor 0.210%, Cap 5.350% 12/25/2037	4.854%	1,074,803	969,133
CMO Series 2007-FF2 Class A2B
1-month Term SOFR + 0.214% Floor 0.100% 03/25/2037	4.634%	3,036,339	1,425,068
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2007-AR1 Class 1A1
05/25/2037	4.467%	197,241	83,052
Flagstar Mortgage Trust(a),(c)
Subordinated CMO Series 2019-2 Class B1
12/25/2049	4.000%	826,221	748,072
Subordinated CMO Series 2019-2 Class B2
12/25/2049	4.000%	883,659	799,591
Subordinated CMO Series 2021-12 Class B2
11/25/2051	2.967%	1,199,918	980,500
Freddie Mac Seasoned Credit Risk Transfer Trust(c)
CMO Series 2018-3 Class MA
08/25/2057	3.500%	5,171,012	4,949,963
Freddie Mac STACR Remic Trust(a),(b)
CMO Series 2022-DNA2 Class M2
30-day Average SOFR + 3.750% 02/25/2042	8.102%	4,500,000	4,699,710
CMO Series 2025-HQA1 Class M2
30-day Average SOFR + 1.650% 02/25/2045	5.988%	1,500,000	1,500,000
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.002%	628,979	633,238
CMO Series 2021-DNA6 Class M2
30-day Average SOFR + 1.500% 10/25/2041	5.852%	11,689,165	11,769,242
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-HQA3 Class M2
30-day Average SOFR + 2.100% 09/25/2041	6.452%	2,410,000	2,430,751
CMO Series 2021-HQA4 Class M2
30-day Average SOFR + 2.350% 12/25/2041	6.702%	3,000,000	3,041,905
CMO Series 2022-DNA1 Class M2
30-day Average SOFR + 2.500% 01/25/2042	6.852%	4,875,000	4,989,568
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	7.252%	4,140,000	4,295,972
CMO Series 2022-DNA3 Class M2
30-day Average SOFR + 4.350% 04/25/2042	8.702%	5,500,000	5,841,529
CMO Series 2022-HQA3 Class M2
30-day Average SOFR + 5.350% 08/25/2042	9.702%	1,500,000	1,635,846
CMO Series 2024-HQA2 Class M2
30-day Average SOFR + 1.800% 08/25/2044	6.152%	3,500,000	3,527,642
Subordinated CMO Series 2021-DNA6 Class B1
30-day Average SOFR + 3.400% 10/25/2041	7.752%	2,000,000	2,065,579
Subordinated CMO Series 2021-DNA7 Class M2
30-day Average SOFR + 1.800% 11/25/2041	6.152%	960,000	968,987
Subordinated CMO Series 2021-HQA3 Class B1
30-day Average SOFR + 3.350% 09/25/2041	7.702%	620,000	638,573
Subordinated CMO Series 2022-DNA6 Class M2
30-day Average SOFR + 5.750% 09/25/2042	10.102%	6,000,000	6,631,900
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	6.752%	5,000,000	5,125,760
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	8.352%	1,805,000	2,040,398
Subordinated CMO Series 2021-DNA7 Class B1
30-day Average SOFR + 3.650% 11/25/2041	8.002%	710,000	736,861
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	9.102%	2,000,000	2,107,092
Galton Funding Mortgage Trust(a),(c)
CMO Series 2019-1 Class B1
02/25/2059	4.250%	1,530,765	1,453,474
Subordinated CMO Series 2018-2 Class B2
10/25/2058	4.750%	440,226	425,785
Subordinated CMO Series 2019-1 Class B2
02/25/2059	4.500%	861,938	823,846
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	7.252%	523,869	526,392
GS Mortgage-Backed Securities Corp. Trust(a),(c)
CMO Series 2019-PJ3 Class A1
03/25/2050	3.500%	9,764	9,048
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2021-PJ10 Class A8
03/25/2052	2.500%	738,371	651,817
CMO Series 2023-PJ4 Class A3
01/25/2054	6.000%	1,967,514	1,987,036
Subordinated CMO Series 2021-GR3 Class B3
04/25/2052	3.378%	950,326	791,160
GS Mortgage-Backed Securities Trust(a),(b)
CMO Series 2024-HE1 Class A1
30-day Average SOFR + 1.600% Floor 1.600% 08/25/2054	5.951%	6,285,436	6,312,628
CMO Series 2024-HE2 Class A1
30-day Average SOFR + 1.500% Floor 1.500% 01/25/2055	5.851%	4,245,649	4,258,671
GSAMP Trust(b)
CMO Series 2004-OPT Class M1
1-month Term SOFR + 0.984% Floor 0.870% 11/25/2034	5.304%	675,755	639,466
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GSR Mortgage Loan Trust(c)
CMO Series 2006-AR2 Class 2A1
04/25/2036	4.602%	858,710	560,174
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200% 11/19/2036	4.828%	5,065,491	3,821,209
HOMES Trust(a),(m)
CMO Series 2025-NQM1 Class A1
01/25/2070	5.554%	8,474,054	8,494,337
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A1
1-month Term SOFR + 0.674% Floor 0.560%, Cap 11.500% 04/25/2047	4.994%	1,900,991	1,826,908
JPMorgan Mortgage Trust(a),(c)
CMO Series 2018-5 Class A13
10/25/2048	3.500%	821,008	735,322
CMO Series 2018-6 Class 1A10
12/25/2048	3.500%	120,076	108,111
CMO Series 2019-1 Class A3
05/25/2049	4.000%	200,125	185,741
CMO Series 2019-2 Class A3
08/25/2049	4.000%	58,371	54,921
CMO Series 2019-5 Class A3
11/25/2049	4.000%	147,129	136,682
CMO Series 2019-8 Class A15
03/25/2050	3.500%	112,962	102,008
CMO Series 2019-HYB1 Class B1
10/25/2049	4.925%	897,413	898,367
CMO Series 2019-INV2 Class A3
02/25/2050	3.500%	106,287	96,985
CMO Series 2019-LTV3 Class B3
03/25/2050	4.347%	1,506,362	1,389,562
CMO Series 2020-1 Class A15
06/25/2050	3.500%	369,458	332,150
CMO Series 2020-2 Class A15
07/25/2050	3.500%	237,489	210,786
CMO Series 2020-5 Class A15
12/25/2050	3.000%	176,400	151,098
CMO Series 2020-5 Class B1
12/25/2050	3.571%	894,268	786,030
CMO Series 2021-13 Class A3
04/25/2052	2.500%	8,887,627	7,319,795
CMO Series 2024-1 Class A9
06/25/2054	6.000%	1,095,119	1,099,141
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-9 Class A9A
02/25/2055	5.500%	1,766,347	1,748,683
Subordinated CMO Series 2017-1 Class B4
01/25/2047	3.447%	366,324	330,353
Subordinated CMO Series 2017-3 Class B1
08/25/2047	3.780%	1,073,069	971,548
Subordinated CMO Series 2017-6 Class B2
12/25/2048	3.784%	477,664	426,539
Subordinated CMO Series 2018-8 Class B1
01/25/2049	4.050%	1,015,879	928,116
Subordinated CMO Series 2018-8 Class B2
01/25/2049	4.050%	846,566	777,239
Subordinated CMO Series 2019-2 Class B2
08/25/2049	4.432%	1,984,981	1,856,555
Subordinated CMO Series 2019-6 Class B1
12/25/2049	4.267%	868,294	804,857
Subordinated CMO Series 2019-8 Class B3A
03/25/2050	3.407%	1,756,059	1,552,706
Subordinated CMO Series 2019-LTV1 Class B2
06/25/2049	4.615%	1,165,293	1,109,784
Subordinated CMO Series 2019-LTV2 Class B2
12/25/2049	4.709%	928,589	886,978
Subordinated CMO Series 2019-LTV2 Class B3
12/25/2049	4.709%	773,824	735,203
Subordinated CMO Series 2020-8 Class B2
03/25/2051	3.490%	1,761,945	1,540,555
Subordinated CMO Series 2021-14 Class B2
05/25/2052	3.150%	1,388,040	1,160,112
Subordinated CMO Series 2023-10 Class B3
05/25/2054	6.395%	981,324	993,285
Subordinated CMO Series 2023-8 Class B3
02/25/2054	6.287%	1,957,233	1,973,193
JPMorgan Mortgage Trust(a),(b)
CMO Series 2018-7FRB Class A1
1-month Term SOFR + 0.864% 04/25/2046	5.175%	377,534	365,404
CMO Series 2023-HE2 Class A1
30-day Average SOFR + 1.700% 03/25/2054	6.590%	358,266	360,437
CMO Series 2023-HE3 Class A1
30-day Average SOFR + 1.600% 05/25/2054	6.361%	387,750	390,214
CMO Series 2024-HE2 Class A1
30-day Average SOFR + 1.200% 10/25/2054	5.546%	724,815	726,021
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Mortgage Trust(a)
CMO Series 2023-6 Class A2
12/26/2053	6.000%	1,011,615	1,020,348
JPMorgan Trust(a),(c)
Subordinated CMO Series 2015-3 Class B3
05/25/2045	3.578%	326,077	304,160
Legacy Mortgage Asset Trust(a),(m)
CMO Series 2019-PR1 Class A1
09/25/2059	7.858%	4,008,273	4,034,600
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	834,121	837,826
Lehman XS Trust(b)
CMO Series 2005-5N Class 3A1A
1-month Term SOFR + 0.414% Floor 0.300% 11/25/2035	4.734%	146,523	145,682
CMO Series 2006-2N Class 1A1
1-month Term SOFR + 0.634% Floor 0.520% 02/25/2046	4.954%	966,830	858,671
LHOME Mortgage Trust(a),(m)
CMO Series 2024-RTL4 Class A1
07/25/2039	5.921%	2,000,000	2,012,722
CMO Series 2024-RTL5 Class A1
09/25/2039	5.323%	10,500,000	10,479,584
CMO Series 2025-RTL1 Class A1
01/25/2040	5.652%	5,100,000	5,124,373
loanDepot GMSR Master Trust(a),(b)
Series 2018-GT1 Class A
1-month Term SOFR + 3.664% Floor 3.550% 10/16/2025	7.970%	1,300,000	1,296,657
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 11/25/2036	4.734%	3,113,594	2,186,677
CMO Series 2006-11 Class 2A2
1-month Term SOFR + 0.214% Floor 0.100% 12/25/2036	4.634%	28,042,989	9,520,811
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	277,874	276,364
Mello Mortgage Capital Acceptance Trust(a),(c)
Subordinated CMO Series 2021-INV1 Class B3
06/25/2051	2.959%	1,859,011	1,510,084
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-1 Class A2D
1-month Term SOFR + 0.794% Floor 0.680% 04/25/2037	5.114%	14,831,686	5,772,925
Morgan Stanley Residential Mortgage Loan Trust(a),(c)
CMO Series 2024-INV4 Class A2
09/25/2054	5.500%	8,897,346	8,852,859
Subordinated CMO Series 2024-4 Class B3
09/25/2054	7.036%	1,491,663	1,558,560
MortgageIT Trust(b)
CMO Series 2005-5 Class A1
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.500% 12/25/2035	4.954%	320,515	314,247
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2018-4A Class A1S
1-month Term SOFR + 0.864% Floor 0.750% 01/25/2048	5.184%	617,439	611,238
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2024-NQM2 Class A1
09/25/2064	5.117%	8,167,359	8,129,506
New Residential Mortgage Loan Trust(a),(m)
CMO Series 2024-NQM3 Class A1
11/25/2064	5.466%	10,562,702	10,593,979
NYMT Loan Trust(a),(c)
CMO Series 2024-CP1 Class A1
02/25/2068	3.750%	2,707,248	2,529,723
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	7.352%	1,640,727	1,652,851
Oaktown Re VII Ltd.(a),(b)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 04/25/2034	7.251%	2,154,024	2,175,537
CMO Series 2021-2 Class M1C
30-day Average SOFR + 3.350% Floor 3.350% 04/25/2034	7.701%	2,000,000	2,045,514
OBX Series(a),(m)
CMO Series 2025-NQM2 Class A1
11/25/2064	5.597%	7,037,442	7,061,805
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OBX Trust(a),(c)
CMO Series 2019-EXP1 Class 1A3
01/25/2059	4.000%	16,073	15,805
CMO Series 2019-INV2 Class A25
05/27/2049	4.000%	74,181	69,176
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates(b)
CMO Series 2005-4 Class M2
1-month Term SOFR + 0.864% Floor 0.750% 11/25/2035	5.184%	11,526,000	11,313,218
PMT Issuer Trust(a),(b)
CMO Series 2024-FT1 Class A
1-month Term SOFR + 2.750% Floor 2.750% 12/25/2027	7.061%	10,000,000	10,007,752
Preston Ridge Partners Mortgage Trust(a),(m)
CMO Series 2022-4 Class A1
08/25/2027	5.000%	2,569,894	2,553,915
PRET Trust(a),(c)
CMO Series 2024-RPL2 Class A1
06/25/2064	4.075%	3,585,263	3,399,134
Pretium Mortgage Credit Partners LLC(a),(m)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	4,267,839	4,244,287
CMO Series 2022-RN2 Class A1
06/25/2052	5.000%	6,757,913	6,737,446
CMO Series 2022-RN2 Class A2
06/25/2052	6.500%	13,780,000	13,665,257
PRPM LLC(a),(m)
CMO Series 2024-RPL2 Class A1
05/25/2054	3.500%	1,141,232	1,100,803
PRPM LLC(a)
CMO Series 2025-RCF1 Class A1
02/25/2055	4.500%	3,700,000	3,642,759
PRPM Trust(a),(m)
CMO Series 2024-NQM2 Class A2
06/25/2069	6.631%	8,417,057	8,566,797
CMO Series 2024-NQM4 Class A1
12/26/2069	5.674%	13,448,601	13,527,687
CMO Series 2025-NQM1 Class A1
11/25/2069	5.755%	7,000,000	7,033,968
Radnor RE Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 12/27/2033	7.052%	791,808	794,200
RALI Trust(c),(e)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.492%	15,450,152	265,333
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.156%	17,816,879	87,550
RCKT Mortgage Trust(m)
CMO Series 2024-CES8 Class A1A
11/25/2044	5.490%	10,775,325	10,791,901
RCKT Mortgage Trust(a),(c)
Subordinated CMO Series 2019-1 Class B4
09/25/2049	3.891%	3,337,297	2,986,281
RFMSI Trust(c)
CMO Series 2005-SA5 Class 1A
11/25/2035	3.853%	486,708	257,212
CMO Series 2006-SA4 Class 2A1
11/25/2036	5.689%	120,247	99,258
Seasoned Credit Risk Transfer Trust(m)
CMO Series 2017-3SC Class HT (FHLMC)
07/25/2056	3.250%	15,548,866	13,728,511
Seasoned Credit Risk Transfer Trust
CMO Series 2017-4 Class M45T
06/25/2057	4.500%	2,012,959	1,939,316
CMO Series 2018-2 Class HT (FHLMC)
11/25/2057	3.000%	963,694	836,570
CMO Series 2018-3 Class HT (FHLMC)
08/25/2057	3.000%	326,574	282,225
CMO Series 2018-4 Class HT (FHLMC)
03/25/2058	3.000%	221,269	189,060
CMO Series 2019-1 Class HT (FHLMC)
07/25/2058	3.000%	877,792	757,579
CMO Series 2019-2 Class HT (FHLMC)
08/25/2058	3.000%	160,570	138,142
CMO Series 2019-3 Class HT (FHLMC)
10/25/2058	3.000%	65,506	56,756
Sequoia Mortgage Trust(a),(c)
CMO Series 2019-4 Class A19
11/25/2049	3.500%	125,202	111,682
CMO Series 2019-CH2 Class A1
08/25/2049	4.500%	9,158	9,075
CMO Series 2021-5 Class A19
07/25/2051	2.500%	602,466	491,795
CMO Series 2024-3 Class A19
04/25/2054	6.000%	3,079,971	3,091,280
CMO Series 2024-4 Class A19
05/25/2054	6.000%	1,173,851	1,178,161
CMO Series 2024-8 Class A20
09/25/2054	5.500%	829,991	821,691
CMO Series 2024-INV1 Class A3
10/25/2054	5.500%	7,173,364	7,137,498
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-2 Class A19
03/25/2055	6.000%	1,500,000	1,511,133
CMO Series 2025-2 Class A5
03/25/2055	5.500%	7,900,000	7,931,466
Subordinated CMO Series 2018-6 Class B1
07/25/2048	4.164%	1,027,396	972,553
Subordinated CMO Series 2019-2 Class B2
06/25/2049	4.247%	1,612,526	1,539,531
Subordinated CMO Series 2020-3 Class B2
04/25/2050	3.312%	939,925	821,613
Subordinated CMO Series 2023-3 Class B3
09/25/2053	6.166%	1,351,130	1,351,422
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	4,361,444	3,771,906
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-20 Class 1A2
01/25/2035	4.812%	277,380	263,467
CMO Series 2006-5 Class 1A1
06/25/2036	4.956%	534,054	489,448
Toorak Mortgage Corp., Ltd.(a),(m)
CMO Series 2022-INV2 Class A1
06/25/2057	4.350%	4,829,902	4,812,188
Towd Point Mortgage Trust(a),(m)
CMO Series 2024-CES6 Class A1
11/25/2064	5.725%	14,435,606	14,575,579
Verus Securitization Trust(a),(m)
CMO Series 2022-INV1 Class A3
08/25/2067	5.830%	1,528,190	1,545,986
CMO Series 2024-9 Class A3
11/25/2069	5.894%	7,991,057	8,030,484
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A3
1-month Term SOFR + 0.414% Floor 0.300% 01/25/2037	4.734%	3,042,579	1,364,339
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR8 Class A
08/25/2033	6.244%	154,937	151,035
CMO Series 2004-AR4 Class A6
06/25/2034	6.212%	1,335,503	1,294,949
CMO Series 2004-AR7 Class A6
07/25/2034	5.948%	486,310	454,472
CMO Series 2007-HY1 Class 3A3
02/25/2037	4.164%	1,890,733	1,599,850
CMO Series 2007-HY3 Class 1A1
03/25/2037	3.827%	345,111	280,162
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR11 Class A1A
1-month Term SOFR + 0.754% Floor 0.640%, Cap 10.500% 08/25/2045	5.074%	445,209	444,902
CMO Series 2005-AR17 Class A1A1
1-month Term SOFR + 0.654% Floor 0.540%, Cap 10.500% 12/25/2045	4.974%	1,531,094	1,421,672
CMO Series 2005-AR2 Class 2A1A
1-month Term SOFR + 0.734% Floor 0.620%, Cap 10.500% 01/25/2045	5.054%	355,587	352,237
CMO Series 2005-AR9 Class A1A
1-month Term SOFR + 0.754% Floor 0.640%, Cap 10.500% 07/25/2045	5.074%	360,326	361,156
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	5.575%	984,971	913,615
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% Floor 0.980% 06/25/2046	5.615%	293,512	271,479
Wells Fargo Mortgage-Backed Securities Trust(a),(c)
CMO Series 2019-1 Class A1
11/25/2048	3.922%	21,344	20,232
Subordinated CMO Series 2018-1 Class B3
07/25/2047	3.646%	975,360	870,207
Subordinated CMO Series 2020-1 Class B3
12/25/2049	3.371%	1,798,143	1,561,263
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $635,821,571)			618,849,342

Senior Loans 0.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(u)
Tranche I Term Loan
3-month Term SOFR + 2.750% 08/24/2028	7.079%	456,612	457,434
Apartment REIT 0.0%
Invitation Homes Operating Partnership LP(b),(u)
Term Loan
1-month Term SOFR + 0.850% 09/09/2028	5.260%	3,206,777	3,142,641
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.1%
First Brands Group LLC(b),(u)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.552%	148,653	142,336
Tenneco, Inc.(b),(r),(u)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 11/17/2028	9.172%	2,399,203	2,352,130
Tranche B 1st Lien Term Loan
3-month Term SOFR + 5.000% 11/17/2028	9.429%	2,225,000	2,192,782
Total			4,687,248
Brokerage/Asset Managers/Exchanges 0.0%
Deerfield Dakota Holding LLC(b),(u)
1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 1.000% 04/09/2027	8.079%	705,353	685,955
Hudson River Trading LLC(b),(u)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/18/2030	7.310%	1,133,345	1,132,325
Jane Street Group LLC(b),(u)
Term Loan
3-month Term SOFR + 2.000% 12/15/2031	6.313%	1,362,185	1,344,736
Total			3,163,016
Cable and Satellite 0.1%
CSC Holdings LLC(b),(u)
Term Loan
6-month Term SOFR + 2.500% 04/15/2027	7.173%	413,219	388,889
1-month Term SOFR + 4.500% 01/18/2028	8.812%	1,898,527	1,862,930
Virgin Media Bristol LLC(b),(u)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	6.926%	1,250,000	1,222,662
Total			3,474,481
Chemicals 0.0%
Chemours Co. (The)(b),(u)
Tranche B3 Term Loan
1-month Term SOFR + 3.000% 08/18/2028	7.324%	400,579	398,744
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	8.188%	63,279	61,903
AmSpec Parent LLC(b),(r),(u),(v)
Delayed Draw Term Loan
3-month Term SOFR + 0.000% 12/22/2031	1.000%	21,938	21,897
AmSpec Parent LLC(b),(u)
Term Loan
3-month Term SOFR + 4.250% 12/22/2031	8.579%	142,595	142,328
Arches Buyer, Inc.(b),(u)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.674%	252,828	248,166
BCPE Empire Holdings, Inc.(b),(r),(u)
Tranche B Term Loan
3-month Term SOFR + 3.250% 12/11/2030	7.562%	338,239	337,508
Cast & Crew LLC(b),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	8.074%	178,748	172,716
Delivery Hero SE(b),(u)
Term Loan
3-month Term SOFR + 5.000% Floor 0.500% 12/12/2029	9.315%	580,935	583,840
Ingenovis Health, Inc.(b),(u)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 03/06/2028	8.825%	206,506	85,700
3-month Term SOFR + 4.250% Floor 0.500% 03/06/2028	8.663%	405,787	163,666
Spin Holdco, Inc.(b),(u)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 03/04/2028	8.706%	714,427	617,593
TruGreen LP(b),(k),(u)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/02/2027	8.424%	281,650	266,863
Total			2,702,180
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Osmosis Buyer Ltd.(b),(u)
Tranche B Term Loan
1-month Term SOFR + 3.000% 07/31/2028	7.309%	238,172	237,302
Diversified Manufacturing 0.0%
WEC US Holdings Ltd.(b),(u)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.559%	342,164	341,439
Electric 0.0%
Alpha Generation LLC(b),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/30/2031	7.074%	561,087	562,052
Calpine Corp.(b),(u)
Term Loan
1-month Term SOFR + 1.750% 01/31/2031	6.074%	166,053	165,846
Cornerstone Generation(b),(r),(u)
Tranche B Term Loan
3-month Term SOFR + 3.750% 10/28/2031	8.054%	181,122	181,425
Edgewater Generation LLC(b),(u)
Term Loan
1-month Term SOFR + 3.000% 08/01/2030	7.324%	179,759	180,208
EFS Cogen Holdings I LLC(b),(u)
Tranche B Term Loan
3-month Term SOFR + 3.500% 10/03/2031	8.172%	351,137	351,200
Lackawanna Energy Center LLC(b),(k),(u)
Tranche B2 Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 08/06/2029	8.574%	90,248	90,248
Tranche C Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 08/06/2029	8.574%	19,771	19,771
South Field Energy LLC(b),(r),(u)
Tranche B Term Loan
1-month Term SOFR + 3.250% 08/29/2031	7.573%	235,915	235,769
Tranche C Term Loan
1-month Term SOFR + 3.250% 08/29/2031	7.573%	14,706	14,697
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
South Field Energy LLC(b),(u)
Tranche B Term Loan
3-month Term SOFR + 3.750% 08/29/2031	8.079%	271,352	271,184
Tranche C Term Loan
3-month Term SOFR + 0.000% 08/29/2031	8.079%	16,916	16,905
Vistra Operations Co. LLC(b),(u)
Term Loan
1-month Term SOFR + 1.750% 12/20/2030	6.074%	463,877	463,394
Total			2,552,699
Finance Companies 0.0%
Avolon Borrower 1 US LLC(b),(u)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 06/22/2030	6.595%	1,814,797	1,814,198
Food and Beverage 0.0%
BCPE North Star US Holdco 2, Inc.(b),(r),(u)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 06/09/2028	8.438%	483,537	475,476
Naked Juice LLC(b),(u)
1st Lien Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 01/24/2029	7.429%	1,525,521	919,813
2nd Lien Term Loan
3-month Term SOFR + 6.000% Floor 0.500% 01/24/2030	10.429%	251,405	53,675
United Natural Foods, Inc.(b),(u)
Term Loan
1-month Term SOFR + 4.750% 05/01/2031	9.074%	571,876	578,784
Total			2,027,748
Health Care 0.1%
Bausch & Lomb Corp.(b),(u)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 05/10/2027	7.674%	182,284	181,619
Bausch & Lomb Corp. (b),(u)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 09/29/2028	8.329%	439,111	439,660
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cotiviti Holdings, Inc.(b),(r),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 02/13/2032	2.750%	246,987	243,591
Gainwell Acquisition Corp.(b),(u)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 10/01/2027	8.429%	925,386	859,452
ModivCare, Inc.(b),(u)
Term Loan
3-month Term SOFR + 8.500% 01/09/2026	12.785%	715,229	686,620
3-month Term SOFR + 4.750% 07/01/2031	9.079%	1,523,719	1,212,621
NSM Top Holdings Corp.(b),(u)
Term Loan
3-month Term SOFR + 5.250% 05/14/2029	9.679%	188,326	189,738
Star Parent, Inc.(b),(u)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	8.329%	360,171	352,467
Total			4,165,768
Healthcare REIT 0.1%
Healthpeak OP LLC(b),(u)
Tranche A1 Term Loan
1-month Term SOFR + 0.840% 02/22/2027	5.264%	1,111,953	1,086,935
Tranche A2 Term Loan
1-month Term SOFR + 0.840% 08/20/2027	5.264%	1,111,954	1,088,324
Healthpeak OP LLC(b),(k),(u)
Tranche A3 Term Loan
3-month Term SOFR + 0.850% 03/01/2029	5.320%	2,244,162	2,182,448
Total			4,357,707
Home Construction 0.0%
Kelso Industries LLC(b),(r),(u),(v)
Delayed Draw Term Loan
1-month Term SOFR + 5.750% 12/30/2029	1.980%	125,000	124,688
Kelso Industries LLC(b),(u)
Term Loan
1-month Term SOFR + 5.750% 12/30/2029	10.074%	325,000	324,187
Total			448,875
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.0%
Showtime Acquisition LLC(b),(u)
Term Loan
3-month Term SOFR + 4.750% 08/16/2031	9.073%	593,267	595,741
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(u)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750% 05/18/2025	7.188%	527,312	527,149
Total			1,122,890
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(b),(u)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 11/08/2030	6.069%	127,851	128,291
Playa Resorts Holding BV(b),(r),(u)
Term Loan
1-month Term SOFR + 2.750% 01/05/2029	7.074%	410,251	410,977
Total			539,268
Media and Entertainment 0.0%
Diamond Sports Net LLC(u)
1st Lien Term Loan
01/02/2028	12.000%	346,949	310,373
Getty Images, Inc.(b),(r),(u)
Tranche B Term Loan
6-month Term SOFR + 11.250% 02/21/2030	11.250%	286,899	293,354
MH Sub I LLC(b),(u)
1st Lien Term Loan
1-month Term SOFR + 4.250% 12/31/2031	8.574%	613,964	588,638
MH Sub I LLC/Micro Holding Corp.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	8.574%	162,683	158,977
NEP Group, Inc.(b),(r),(u)
1st Lien Term Loan
3-month Term SOFR + 3.250% 08/19/2026	7.825%	258,538	238,543
Research Now Group LLC(b),(u)
Term Loan
3-month Term SOFR + 5.000% 07/15/2028	9.585%	123,294	123,397
3-month Term SOFR + 5.500% Floor 1.000% 10/15/2028	10.085%	1	1
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
StubHub Holdco Sub LLC(b),(u)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	9.074%	199,176	199,092
X Corp.(b),(r),(u)
Tranche B Term Loan
3-month Term SOFR + 6.500% 10/26/2029	10.922%	280,979	280,175
Total			2,192,550
Oil Field Services 0.0%
Hunterstown Generation LLC(b),(u)
Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 11/06/2031	7.829%	210,991	211,360
Other Industry 0.0%
Artera Services LLC(b),(u)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.829%	367,051	361,486
Ryan LLC(b),(u)
Term Loan
1-month Term SOFR + 3.500% 11/14/2030	7.824%	226,592	226,769
Technimark Holdings LLC(b),(u)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/14/2031	7.562%	602,412	599,027
Total			1,187,282
Packaging 0.0%
Berry Global, Inc. (b),(u)
Tranche AA Term Loan
1-month Term SOFR + 1.750% 07/01/2029	6.175%	1,699,909	1,699,110
Paper 0.0%
Mativ Holdings, Inc.(b),(k),(u)
Delayed Draw Term Loan
1-month Term SOFR + 2.500% 05/06/2027	6.924%	162,661	161,847
Pharmaceuticals 0.0%
Bausch Health Companies, Inc.(b),(r),(u)
Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 02/01/2027	5.750%	492,958	489,818
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Elanco Animal Health, Inc.(b),(u)
Term Loan
1-month Term SOFR + 1.750% 08/01/2027	6.159%	1,243,658	1,241,780
Grifols Worldwide Operations Ltd.(b),(u)
Tranche B Term Loan
3-month Term SOFR + 2.000% 11/15/2027	6.413%	612,116	606,534
Jazz Pharmaceuticals, Inc.(b),(u)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 05/05/2028	6.574%	851,326	851,990
Total			3,190,122
Property & Casualty 0.0%
Acrisure LLC(b),(u)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750% 02/13/2027	7.074%	1,032,130	1,031,273
Asurion LLC(b),(u)
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	7.688%	670,735	669,970
Total			1,701,243
Restaurants 0.0%
1011778 BC ULC(b),(u)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	6.074%	585,754	582,661
Dave & Busters, Inc.(b),(r),(u)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	7.563%	465,891	436,689
KFC Holding Co./Yum! Brands(b),(u)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	6.176%	359,776	359,971
Total			1,379,321
Retailers 0.0%
Hanesbrands, Inc.(b),(u)
Term Loan
1-month Term SOFR + 1.750% 11/19/2026	6.174%	163,965	163,864
Michaels Co., Inc. (The)(b),(u)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 04/15/2028	8.840%	1,930,000	1,562,490
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Peer Holding III BV(b),(u)
Term Loan
3-month Term SOFR + 3.000% 07/01/2031	7.329%	644,019	644,624
Total			2,370,978
Technology 0.0%
Barracuda Parent LLC(b),(r),(u)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.791%	225,361	194,117
EagleView Technology Corp.(b),(u)
1st Lien Term Loan
3-month Term SOFR + 3.500% 08/14/2025	8.091%	1,434,992	1,389,431
Peraton Corp.(b),(u)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.174%	566,217	511,187
Renaissance Holding Corp.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 04/05/2030	8.324%	447,581	435,273
Xerox Corp.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 11/17/2029	8.327%	446,044	438,572
Total			2,968,580
Wireless 0.0%
Altice France SA(b),(u)
Tranche B14 Term Loan
3-month Term SOFR + 5.500% 08/15/2028	9.802%	344,915	308,944
Digicel International Finance Ltd.(b),(u)
1st Lien Term Loan
3-month Term SOFR + 5.900% 05/25/2027	10.291%	2,662,769	2,642,372
Total			2,951,316
Wirelines 0.0%
Level 3 Financing, Inc.(b),(u)
Tranche B2 Term Loan
1-month Term SOFR + 6.560% Floor 2.000% 04/15/2030	10.884%	210,768	212,875
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Financing, Inc. (b),(u)
Tranche B1 Term Loan
1-month Term SOFR + 6.560% 04/16/2029	10.884%	209,232	211,354
Telenet Financing USD LLC(b),(u)
Tranche AR Term Loan
1-month Term SOFR + 2.000% 04/30/2028	6.426%	265,856	259,941
Zayo Group Holdings, Inc.(b),(u)
Term Loan
1-month Term SOFR + 3.000% 03/09/2027	7.438%	1,613,487	1,539,138
1-month Term SOFR + 4.250% Floor 0.500% 03/09/2027	8.574%	298,881	287,413
Total			2,510,721
Total Senior Loans (Cost $59,905,640)			58,158,068

Treasury Bills 0.7%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.7%
U.S. Treasury Bills(s)
07/24/2025	4.210%	40,000,000	39,337,184
U.S. Treasury Bills
01/22/2026	4.080%	50,000,000	48,230,089
Total			87,567,273
Total Treasury Bills (Cost $87,494,269)			87,567,273

U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(g)
STRIPS
05/15/2030	0.000%	295,000	236,952
Residual Funding Corp.(g)
STRIPS
01/15/2030	0.000%	7,710,000	6,278,384
04/15/2030	0.000%	425,000	341,980
Resolution Funding Corp.(g)
STRIPS
04/15/2030	0.000%	2,360,000	1,890,948
Tennessee Valley Authority
02/01/2055	5.250%	1,161,000	1,192,229
Total U.S. Government & Agency Obligations (Cost $10,263,152)			9,940,493

U.S. Treasury Obligations 15.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
01/31/2027	4.125%	10,980,000	11,004,019
02/28/2027	4.125%	134,395,000	134,746,737
02/15/2028	4.250%	85,328,000	86,001,292
03/31/2029	4.125%	26,390,000	26,503,395
04/30/2029	4.625%	50,585,000	51,770,586
08/31/2029	3.625%	39,285,000	38,677,310
09/30/2029	3.500%	13,925,000	13,630,182
10/31/2029	4.125%	56,465,000	56,734,091
11/30/2029	4.125%	32,095,000	32,262,997
01/31/2030	4.250%	189,275,000	191,256,473
02/28/2030	4.000%	226,600,000	226,529,187
02/29/2032	4.125%	11,000,000	11,013,750
11/15/2034	4.250%	42,320,000	42,485,312
02/15/2035	4.625%	180,595,700	186,803,677
08/15/2041	1.750%	52,975,000	36,138,883
11/15/2041	2.000%	34,415,000	24,327,103
05/15/2042	3.250%	52,060,000	44,324,209
11/15/2042	2.750%	32,165,000	25,199,267
05/15/2043	3.875%	19,435,000	17,886,273
08/15/2043	4.375%	29,925,000	29,405,988
11/15/2043	4.750%	46,045,000	47,426,350
02/15/2044	4.500%	590,000	587,972
05/15/2044	4.625%	13,930,000	14,095,419
08/15/2044	4.125%	34,580,000	32,710,519
11/15/2044	4.625%	141,505,000	143,052,711
02/15/2045	4.750%	108,122,700	111,366,381
08/15/2049	2.250%	7,360,000	4,819,650
05/15/2050	1.250%	6,315,000	3,188,088
08/15/2053	4.125%	24,920,000	23,366,394
11/15/2053	4.750%	8,130,000	8,448,848
08/15/2054	4.250%	21,110,000	20,291,988
11/15/2054	4.500%	41,652,000	41,775,654
02/15/2055	4.625%	143,849,000	147,422,749
U.S. Treasury(s)
11/30/2031	4.125%	60,000	60,084
08/15/2043	3.625%	4,995,000	4,424,477
02/15/2049	3.000%	113,075,000	86,679,055
11/15/2050	1.625%	118,645,000	65,718,207
U.S. Treasury(g)
STRIPS
02/15/2041	0.000%	8,725,000	4,167,551
05/15/2041	0.000%	7,485,000	3,526,722
08/15/2041	0.000%	6,400,000	2,975,500
11/15/2041	0.000%	4,710,000	2,160,896
05/15/2042	0.000%	5,400,000	2,413,547
08/15/2042	0.000%	23,610,000	10,383,789
11/15/2042	0.000%	970,000	421,192
02/15/2043	0.000%	895,000	383,941
05/15/2043	0.000%	17,045,000	7,227,480
08/15/2043	0.000%	2,110,000	883,315
11/15/2043	0.000%	8,059,000	3,335,356
02/15/2044	0.000%	980,000	401,341
05/15/2044	0.000%	1,165,000	471,552
08/15/2044	0.000%	1,255,000	501,167
02/15/2045	0.000%	8,770,000	3,522,046
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2045	0.000%	695,000	271,159
11/15/2045	0.000%	2,120,000	798,064
05/15/2046	0.000%	1,775,000	653,283
08/15/2048	0.000%	1,910,000	631,568
02/15/2049	0.000%	2,000,000	647,734
Total U.S. Treasury Obligations (Cost $2,135,233,855)			2,087,912,480

Warrants 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Financial Services 0.0%
DSG TopCo, Inc.(h),(k)	101,455	83,193
Total Financials		83,193
Total Warrants (Cost $10)		83,193

Money Market Funds 6.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(w),(x)	918,093,103	918,001,293
Total Money Market Funds (Cost $917,914,499)		918,001,293
Total Investments in Securities (Cost: $14,525,507,530)		14,274,242,567
Other Assets & Liabilities, Net		(830,093,757)
Net Assets		13,444,148,810
At February 28, 2025, securities and/or cash totaling $55,748,024 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,792,000 EUR	5,017,437 USD	Citi	04/11/2025	36,409	—
2,317,997 USD	2,202,000 EUR	Citi	04/11/2025	—	(29,135)
8,731,000 EUR	9,113,943 USD	Goldman Sachs	04/11/2025	38,535	—
31,250,000 EUR	32,040,944 USD	Goldman Sachs	04/11/2025	—	(441,765)
22,424,796 MXN	1,090,011 USD	Goldman Sachs	04/25/2025	7,265	—
Total				82,209	(470,900)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,739	06/2025	USD	205,365,031	5,351,728	—
U.S. Long Bond	1,160	06/2025	USD	136,988,750	2,397,067	—
U.S. Treasury 10-Year Note	2,302	06/2025	USD	255,737,813	3,335,047	—
U.S. Treasury 10-Year Note	1,216	06/2025	USD	135,090,000	1,282,003	—
U.S. Treasury 2-Year Note	6,036	06/2025	USD	1,249,263,375	4,934,042	—
U.S. Treasury 2-Year Note	2,086	06/2025	USD	431,736,813	1,615,072	—
U.S. Treasury 5-Year Note	3,361	06/2025	USD	362,777,938	4,362,164	—
U.S. Treasury 5-Year Note	2,213	06/2025	USD	238,865,688	2,664,221	—
U.S. Treasury Ultra 10-Year Note	1,128	06/2025	USD	128,874,000	1,576,071	—
U.S. Treasury Ultra 10-Year Note	218	06/2025	USD	24,906,500	529,275	—
U.S. Treasury Ultra Bond	1,998	06/2025	USD	248,001,750	6,217,488	—
U.S. Treasury Ultra Bond	368	06/2025	USD	45,678,000	1,014,728	—
Total					35,278,906	—

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(171)	03/2025	EUR	(20,160,900)	7,436	—
Euro-Bund	(109)	03/2025	EUR	(14,517,710)	278,162	—
Euro-Buxl 30-Year	(16)	03/2025	EUR	(2,076,800)	192,737	—
Euro-Schatz	(41)	03/2025	EUR	(4,384,130)	22,647	—
U.S. Treasury 2-Year Note	(51)	06/2025	USD	(10,555,406)	—	(12,051)
U.S. Treasury 5-Year Note	(1,175)	06/2025	USD	(126,826,563)	—	(1,092,607)
U.S. Treasury Ultra 10-Year Note	(654)	06/2025	USD	(74,719,500)	—	(1,125,410)
Total					500,982	(2,230,068)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 4.946%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/08/2025	USD	33,920,000	(36,891)	—	—	—	(36,891)
Fixed rate of 5.088%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/10/2025	USD	107,139,000	40,960	—	—	40,960	—
Fixed rate of 5.112%	SOFR	Receives Annually, Pays Annually	JPMorgan	05/17/2025	USD	321,475,000	811,595	—	—	811,595	—
SOFR	Fixed rate of 4.805%	Receives Annually, Pays Annually	JPMorgan	08/31/2025	USD	167,010,000	(493,912)	—	—	—	(493,912)
Fixed rate of 4.750%	SOFR	Receives Annually, Pays Annually	JPMorgan	05/11/2026	USD	60,000,000	233,227	—	—	233,227	—
SOFR	Fixed rate of 4.663%	Receives Annually, Pays Annually	JPMorgan	05/17/2026	USD	164,695,000	(884,044)	—	—	—	(884,044)
Fixed rate of 4.497%	SOFR	Receives Annually, Pays Annually	JPMorgan	05/13/2027	USD	74,475,000	784,705	—	—	784,705	—
SOFR	Fixed rate of 4.253%	Receives Annually, Pays Annually	JPMorgan	05/13/2029	USD	46,350,000	(644,436)	—	—	—	(644,436)
Fixed rate of 4.004%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/20/2044	USD	37,895,000	590,844	—	—	590,844	—
Fixed rate of 3.805%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/16/2049	USD	25,535,000	(112,203)	—	—	—	(112,203)
SOFR	Fixed rate of 1.350%	Receives Annually, Pays Annually	JPMorgan	05/11/2054	USD	5,710,000	37,068	—	—	37,068	—
SOFR	Fixed rate of 3.136%	Receives Annually, Pays Annually	JPMorgan	12/14/2054	USD	33,500,000	(257,224)	—	—	—	(257,224)
SOFR	Fixed rate of 3.719%	Receives Annually, Pays Annually	JPMorgan	12/16/2054	USD	22,610,000	148,507	—	—	148,507	—
SOFR	Fixed rate of 3.825%	Receives Annually, Pays Annually	JPMorgan	12/20/2054	USD	28,885,000	(329,337)	—	—	—	(329,337)
Total							(111,141)	—	—	2,646,906	(2,758,047)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 43	JPMorgan	12/20/2029	1.000	Quarterly	0.501	USD	80,600,000	51,886	—	—	51,886	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.360%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2025, the total value of these securities amounted to $4,018,715,713, which represents 29.89% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2025.

(d)	Represents a security purchased on a when-issued basis.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(g)	Zero coupon bond.
(h)	Non-income producing investment.
(i)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2025, the total value of these securities amounted to $8,638,989, which represents 0.06% of total net assets.

(j)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At February 28, 2025, the total market value of these securities amounted to $454,347, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Digicel Ltd.	01/29/2024	3,868	38,680	38,680
Digicel Ltd.	01/29/2024	59,381	34,842	415,667
			73,522	454,347

(k)	Valuation based on significant unobservable inputs.
(l)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(m)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2025.

(n)	Perpetual security with no specified maturity date.
(o)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(p)	Principal and interest may not be guaranteed by a governmental entity.
(q)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at February 28, 2025:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
UMBS 30YR TBA(REG A)
03/13/2055 4.500%	(3,500,000)	03/13/2025	(3,304,081)	(3,373,255)
UMBS 30YR TBA(REG A)
04/14/2055 4.500%	(6,500,000)	04/14/2025	(6,133,945)	(6,254,713)
Total				(9,627,968)

(r)	Represents a security purchased on a forward commitment basis.
(s)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(t)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(u)
The stated interest rate represents the weighted average interest rate at February 28, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(v)
At February 28, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
AmSpec Parent LLC Delayed Draw Term Loan 12/22/2031 1.000%	21,938
Kelso Industries LLC Delayed Draw Term Loan 12/30/2029 1.980%	111,500

(w)	The rate shown is the seven-day current annualized yield at February 28, 2025.
(x)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	1,187,554,370	5,306,310,638	(5,575,906,215)	42,500	918,001,293	47,996	24,784,544	918,093,103
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
BIG	Bond Investors Guarantee
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
MXN	Mexican Peso
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Fair value measurements   (continued)
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	1,747,384,895	—	1,747,384,895
Commercial Mortgage-Backed Securities - Agency	—	51,321,662	—	51,321,662
Commercial Mortgage-Backed Securities - Non-Agency	—	1,043,410,418	—	1,043,410,418
Common Stocks
Communication Services	—	3,327,756	415,667	3,743,423
Energy	—	—	87	87
Financials	—	1,032,345	—	1,032,345
Total Common Stocks	—	4,360,101	415,754	4,775,855
Convertible Bonds	—	10,388,051	—	10,388,051
Convertible Preferred Stocks
Communication Services	—	—	38,680	38,680
Total Convertible Preferred Stocks	—	—	38,680	38,680
Corporate Bonds & Notes	—	3,627,482,570	8,184,642	3,635,667,212
Foreign Government Obligations	—	192,154,424	—	192,154,424
Inflation-Indexed Bonds	—	43,061,142	—	43,061,142
Municipal Bonds	—	29,986,481	—	29,986,481
Residential Mortgage-Backed Securities - Agency	—	3,735,541,605	—	3,735,541,605
Residential Mortgage-Backed Securities - Non-Agency	—	618,849,342	—	618,849,342
Senior Loans	—	55,436,891	2,721,177	58,158,068
Treasury Bills	—	87,567,273	—	87,567,273
U.S. Government & Agency Obligations	—	9,940,493	—	9,940,493
U.S. Treasury Obligations	—	2,087,912,480	—	2,087,912,480
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Warrants
Financials	—	—	83,193	83,193
Total Warrants	—	—	83,193	83,193
Money Market Funds	918,001,293	—	—	918,001,293
Total Investments in Securities	918,001,293	13,344,797,828	11,443,446	14,274,242,567
Forward Sale Commitments	—	(9,627,968)	—	(9,627,968)
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	82,209	—	82,209
Futures Contracts	35,779,888	—	—	35,779,888
Swap Contracts	—	2,698,792	—	2,698,792
Liability
Forward Foreign Currency Exchange Contracts	—	(470,900)	—	(470,900)
Futures Contracts	(2,230,068)	—	—	(2,230,068)
Swap Contracts	—	(2,758,047)	—	(2,758,047)
Total	951,551,113	13,334,721,914	11,443,446	14,297,716,473
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Statement of Assets and Liabilities
February 28, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $13,607,593,031)	$13,356,241,274
Affiliated issuers (cost $917,914,499)	918,001,293
Foreign currency (cost $2,943,039)	2,815,628
Cash collateral held at broker for:
TBA	1,521,439
Margin deposits on:
Futures contracts	29,080,952
Unrealized appreciation on forward foreign currency exchange contracts	82,209
Receivable for:
Investments sold	122,184,318
Investments sold on a delayed delivery basis	209,510,811
Capital shares sold	55,908,273
Dividends	3,633,168
Interest	90,674,885
Foreign tax reclaims	172,281
Variation margin for futures contracts	9,886,611
Variation margin for swap contracts	2,117,156
Prepaid expenses	43,383
Deferred compensation of board members	624,698
Other assets	133,771
Total assets	14,802,632,150
Liabilities
Forward sale commitments, at value (proceeds receivable $9,438,026)	9,627,968
Due to custodian	1,595,507
Unrealized depreciation on forward foreign currency exchange contracts	470,900
Cash collateral due to broker for:
TBA	2,956,000
Payable for:
Investments purchased	199,415,884
Investments purchased on a delayed delivery basis	1,081,331,887
Capital shares redeemed	10,159,166
Distributions to shareholders	49,652,203
Variation margin for futures contracts	820,956
Variation margin for swap contracts	969,884
Interest on forward sale commitments	29,313
Management services fees	159,231
Transfer agent fees	319,108
Compensation of chief compliance officer	1,190
Compensation of board members	11,340
Other expenses	108,351
Deferred compensation of board members	854,452
Total liabilities	1,358,483,340
Net assets applicable to outstanding capital stock	$13,444,148,810
Represented by
Paid in capital	15,052,310,617
Total distributable earnings (loss)	(1,608,161,807)
Total - representing net assets applicable to outstanding capital stock	$13,444,148,810
Institutional Class
Net assets	$13,444,148,810
Shares outstanding	1,545,235,646
Net asset value per share	$8.70
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Statement of Operations
Six Months Ended February 28, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$628,785
Dividends — affiliated issuers	24,784,544
Interest	306,832,137
Interfund lending	20,678
Total income	332,266,144
Expenses:
Management services fees	29,279,003
Transfer agent fees
Institutional Class	2,377,624
Custodian fees	93,818
Printing and postage fees	136,905
Registration fees	198,087
Accounting services fees	27,953
Legal fees	96,594
Interest on collateral	62,285
Compensation of chief compliance officer	1,190
Compensation of board members	73,762
Deferred compensation of board members	28,898
Other	88,042
Total expenses	32,464,161
Net investment income	299,801,983
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(111,783,794)
Investments — affiliated issuers	47,996
Foreign currency translations	(12,593)
Forward foreign currency exchange contracts	2,093,288
Futures contracts	(97,262,632)
Swap contracts	4,566,459
Net realized loss	(202,351,276)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	12,545,507
Investments — affiliated issuers	42,500
Foreign currency translations	(154,376)
Forward sale commitments	(189,942)
Forward foreign currency exchange contracts	(388,691)
Futures contracts	42,645,201
Swap contracts	100,763
Net change in unrealized appreciation (depreciation)	54,600,962
Net realized and unrealized loss	(147,750,314)
Net increase in net assets resulting from operations	$152,051,669
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations
Net investment income	$299,801,983	$556,689,942
Net realized loss	(202,351,276)	(76,617,121)
Net change in unrealized appreciation (depreciation)	54,600,962	544,360,794
Net increase in net assets resulting from operations	152,051,669	1,024,433,615
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(308,341,245)	(567,237,371)
Institutional 3 Class	—	(244)
Total distributions to shareholders	(308,341,245)	(567,237,615)
Increase in net assets from capital stock activity	251,407,479	1,573,353,141
Total increase in net assets	95,117,903	2,030,549,141
Net assets at beginning of period	13,349,030,907	11,318,481,766
Net assets at end of period	$13,444,148,810	$13,349,030,907

	Six Months Ended		Year Ended
	February 28, 2025 (Unaudited)		August 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	187,603,918	1,618,572,942	398,556,262	3,382,375,411
Distributions reinvested	35,606,787	308,341,245	66,554,580	567,237,371
Shares redeemed	(194,388,996)	(1,675,506,708)	(277,872,227)	(2,376,251,422)
Net increase	28,821,709	251,407,479	187,238,615	1,573,361,360
Institutional 3 Class
Shares redeemed	—	—	(978)	(8,219)
Net decrease	—	—	(978)	(8,219)

Total net increase	28,821,709	251,407,479	187,237,637	1,573,353,141
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Institutional Class	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Per share data
Net asset value, beginning of period	$8.80	$8.52	$8.94	$10.46	$10.76	$10.38
Income (loss) from investment operations:
Net investment income	0.19	0.38	0.34	0.21	0.19	0.27
Net realized and unrealized gain (loss)	(0.09)	0.29	(0.42)	(1.49)	(0.05)	0.42
Total from investment operations	0.10	0.67	(0.08)	(1.28)	0.14	0.69
Distributions to shareholders
Distributions from net investment income	(0.20)	(0.39)	(0.34)	(0.20)	(0.20)	(0.28)
Distributions from net realized gains	—	—	—	(0.04)	(0.24)	(0.03)
Total distributions to shareholders	(0.20)	(0.39)	(0.34)	(0.24)	(0.44)	(0.31)
Net asset value, end of period	$8.70	$8.80	$8.52	$8.94	$10.46	$10.76
Total return	1.14%	8.13%	(0.87%)	(12.40%)	1.36%	6.77%
Ratios to average net assets
Total gross expenses(a)	0.48%(b)	0.49%(b),(c)	0.50%(b)	0.50%(b)	0.50%(b)	0.51%
Total net expenses(a),(d)	0.48%(b)	0.49%(b),(c)	0.49%(b)	0.49%(b)	0.49%(b)	0.49%
Net investment income	4.44%	4.51%	3.90%	2.15%	1.86%	2.59%
Supplemental data
Net assets, end of period (in thousands)	$13,444,149	$13,349,031	$11,318,473	$10,648,886	$10,863,358	$9,404,198
Portfolio turnover	113%	236%	290%	284%	232%	184%

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Ratios include interest on collateral expense which is less than 0.01%.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Notes to Financial Statements
February 28, 2025 (Unaudited)
Note 1. Organization
Multi-Manager Total Return Bond Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
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Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange

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Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments.

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Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, to increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer, to reduce overall credit exposure and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a
Multi-Manager Total Return Bond Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to produce incremental earnings, to manage interest rate and market risk exposure to produce incremental earnings, to gain exposure to or protect itself from market rate changes and to hedge the portfolio risk associated with some or all of the Fund’s securities.  These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

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Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	51,886 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	82,209
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	35,779,888 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	2,646,906 *
Total		38,560,889

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	470,900
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,230,068 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	2,758,047 *
Total		5,459,015

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	1,900,998	1,900,998
Foreign exchange risk	2,093,288	—	—	2,093,288
Interest rate risk	—	(97,262,632)	2,665,461	(94,597,171)
Total	2,093,288	(97,262,632)	4,566,459	(90,602,885)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(1,029,096)	(1,029,096)
Foreign exchange risk	(388,691)	—	—	(388,691)
Interest rate risk	—	42,645,201	1,129,859	43,775,060
Total	(388,691)	42,645,201	100,763	42,357,273
Multi-Manager Total Return Bond Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended February 28, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	3,362,697,012
Futures contracts — short	253,208,928
Credit default swap contracts — buy protection	6,585,484
Credit default swap contracts — sell protection	122,979,670

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	486,525	(154,772)
Interest rate swap contracts	3,394,033	(3,419,762)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Forward sale commitments
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date are used to satisfy the commitment.
Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive
Multi-Manager Total Return Bond Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2025:
	Citi ($)	Goldman Sachs ($)	JPMorgan ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	-	1,247,865	1,247,865
Centrally cleared interest rate swap contracts (a)	-	-	869,291	869,291
Forward foreign currency exchange contracts	36,409	45,800	-	82,209
Total assets	36,409	45,800	2,117,156	2,199,365
Liabilities
Centrally cleared interest rate swap contracts (a)	-	-	969,884	969,884
Forward foreign currency exchange contracts	29,135	441,765	-	470,900
Total liabilities	29,135	441,765	969,884	1,440,784
Total financial and derivative net assets	7,274	(395,965)	1,147,272	758,581
Total collateral received (pledged) (b)	-	-	-	-
Net amount (c)	7,274	(395,965)	1,147,272	758,581

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of

Multi-Manager Total Return Bond Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2025 was 0.43% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Loomis, Sayles & Company, L.P., PGIM, Inc., the asset management arm of Prudential Financial (PGIM Fixed Income), TCW Investment Management Company LLC and Voya Investment Management Co. LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund may also vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2025, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.04
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2025 (%)
Institutional Class	0.49
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
Multi-Manager Total Return Bond Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
14,525,508,000	207,263,000	(425,617,000)	(218,354,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(560,053,273)	(603,491,023)	(1,163,544,296)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $15,126,201,341 and $14,960,523,792, respectively, for the six months ended February 28, 2025, of which $12,353,676,451 and $12,353,412,708, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	12,000,000	5.00	12
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2025.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Multi-Manager Total Return Bond Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At February 28, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently
Multi-Manager Total Return Bond Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Multi-Manager Total Return Bond Strategies Fund  | 2025

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Multi-Manager Total Return Bond Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR101_08_R01_(04/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	April 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	April 22, 2025